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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file         811-08257
number
-----------------------------------------------------------------

                       GE INSTITUTIONAL FUNDS
------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              3001, SUMMER STREET,STAMFORD, CONNECTICUT, 06912 0031
-------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT,3001, SUMMER STREET,STAMFORD,CONNECTICUT,06912 0031
------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant"s telephone number, including area code: 800-242-0134
                                            ----------------------------

Date of fiscal year end: 09/30
                        ---------------------------

Date of reporting period: 9/30/04
                          -------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.


Annual Report


SEPTEMBER 30, 2004


[GE LOGO OMITTED]

GE Institutional Funds
--------------------------------------------------------------------------------

Table of Contents

FINANCIAL INFORMATION

MANAGER REVIEWS AND SCHEDULES OF INVESTMENTS

     U.S. Equity Fund ...................................................    1

     S&P 500 Index Fund .................................................    7

     Value Equity Fund ..................................................   16

     Small-Cap Value Equity Fund ........................................   21

     International Equity Fund ..........................................   27

     Premier Growth Equity Fund .........................................   34

     Strategic Investment Fund ..........................................   38

     Income Fund ........................................................   50

     Money Market Fund ..................................................   62

NOTES TO PERFORMANCE ....................................................   66

NOTES TO SCHEDULES OF INVESTMENTS .......................................   67

FINANCIAL STATEMENTS

     Financial Highlights ...............................................   68

     Notes to Financial Highlights ......................................   75

     Statements of Assets and Liabilities ...............................   76

     Statements of Operations ...........................................   78

     Statements of Changes in Net Assets ................................   80

     Notes to Financial Statements ......................................   84

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM .................   93

TAX INFORMATION .........................................................   94

ADDITIONAL INFORMATION ..................................................   95

INVESTMENT TEAM .........................................................   98


This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

U.S. Equity Fund
--------------------------------------------------------------------------------

                                                                             Q&A

DAVID B. CARLSON IS A DIRECTOR AND EXECUTIVE VICE PRESIDENT OF GE ASSET MANAGEMENT. HE MANAGES THE OVERALL U.S. EQUITY INVESTMENTS FOR GE ASSET MANAGEMENT. MR. CARLSON LEADS A TEAM OF PORTFOLIO MANAGERS FOR THE U.S. EQUITY FUND AND HAS SERVED IN THAT CAPACITY SINCE SEPTEMBER 2003. MR. CARLSON IS ALSO PORTFOLIO MANAGER FOR THE PREMIER GROWTH EQUITY FUND AND HAS SERVED IN THAT CAPACITY SINCE THE FUND'S COMMENCEMENT. MR. CARLSON JOINED GE ASSET MANAGEMENT IN 1982 AS A SECURITIES ANALYST FOR INVESTMENT OPERATIONS. HE BECAME A VICE PRESIDENT FOR MUTUAL FUND PORTFOLIOS IN 1987 AND A SENIOR VICE PRESIDENT IN 1989. DAVE IS A GRADUATE OF INDIANA UNIVERSITY WITH A BS IN FINANCE. HE IS A MEMBER OF THE NEW YORK SOCIETY OF SECURITY ANALYSTS AND IS A HOLDER OF A CHARTERED FINANCIAL ANALYST DESIGNATION.

Q. HOW DID THE US INSTITUTIONAL EQUITY FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE TWELVE-MONTH PERIOD ENDED SEPTEMBER 30, 2004?

A. For the twelve-month period ended September 30, 2004, the US Institutional Equity Fund advanced 10.24% for Investment Class shares, and 10.02% for Service Class shares. The S&P 500 Index advanced 13.87% and the Fund's Lipper peer group of 953 Large Cap Core funds returned an average of 10.19% for the same period.

Q. WHY DID THE FUND UNDERPERFORM ITS BENCHMARK FOR THE TWELVE-MONTH PERIOD ENDED SEPTEMBER 30, 2004?

A. Lagging stock performance in the Financials, Healthcare, Information Technology, Consumer Discretionary, and Industrials sectors are the primary drivers for underperformance over the twelve months ended
    September 30, 2004.

Q.  WHICH STOCKS HAVE PERFORMED WELL?

A. Energy stocks helped performance the most over the period. Oil prices have stayed high over the period and as such earnings estimates have been rising for many energy companies. Oil and gas companies such as Burlington Resources (+44%), ConocoPhillips (+55%), Exxon Mobil (+36%), EnCana Corp (+29%), BP PLC (+41%), and Devon Energy (+48%) all contributed positively to performance. Energy equipment and services stocks advanced almost 44% over the period and our holdings in Schlumberger (+41%), Nabors (+27%), and Baker Hughes (+50%) helped performance.

Q.  WHICH STOCKS HAVE NOT PERFORMED WELL?

A. The portfolio was overweight in the Financials sector for the one-year period. Fannie Mae (-7%), Citigroup (flat), State Street (-4%), and Mellon (-6%) all hurt performance as the benchmark sector advanced 15% over the period. In addition, Healthcare positions in Cardinal Health (-25%), Lincare (-19%) and Wyeth (-17%) all hurt performance. Our in-line weighting in Information Technology helped as the sector was up over the period; however, not owning more speculative smaller capitalization companies in the communications equipment industry such as Avaya (+28%) and only owning Cisco (-8%) hurt performance. In addition, owning Intuit (-6%) and not owning Autodesk (+188%) and Parametric Technology (+68%) hurt performance in the software industry. Consumer Discretionary was slightly overweight with media stocks lagging. Our holdings in Comcast (-6%), Liberty Media (+6%), and Viacom (-12%) detracted from performance given the 13% increase in the market over the time period. Industrials were strong over the period as investors anticipated the improving economic recovery.

[PHOTO OMITTED]

PICTURED TO THE RIGHT:
DAVID B. CARLSON
                                                                               1

U.S. Equity Fund
--------------------------------------------------------------------------------

                                                                             Q&A

    Our holdings, while maintaining an in-line weighting to the benchmark, did not keep pace with the S&P 500 industrial benchmark stocks.

Q.  WHAT MARKET CONDITIONS IMPACTED FUND PERFORMANCE?

A. Over the past year, many of the stocks that helped fuel gains in the market were on average smaller in market capitalization, had higher expected growth rates, and were more expensive in terms of price to earnings ratio. Companies losing money posted some of the best returns over the period. This trend was evident starting in the second quarter of 2003 as the market began to rally after the Iraq War was declared over. Interestingly, investor's penchant for investing in these stocks created a "quality" schism in the market. This trend was challenging in 2003 and has persisted into 2004. A more muted trend has been observed in the second quarter of 2004. Many of these speculative stocks have volatile fundamen-tals. We remain focused on the higher quality, larger capitalization stocks when investing for this strategy.

U.S. Equity Fund
--------------------------------------------------------------------------------
                                              Understanding Your Fund's Expenses

As a shareholder of the Fund you incur transaction and ongoing expenses. Transaction expenses including sales charges on purchase payments, reinvested dividends (or other distributions), and redemption fees directly reduce the investment return of the Fund. Ongoing costs include portfolio management fees, distribution and service fees, professional fees, administrative fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have calculated the expenses paid by investors in each share class of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire period.

ACTUAL EXPENSES

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading "Expenses Paid During Period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table do not reflect any transaction costs, such as sales charges or redemption fees.

                          ACCOUNT VALUE AT THE BEGINNING     ACCOUNT VALUE AT THE END OF THE              EXPENSES
                          OF THE PERIOD APRIL 1, 2004 ($)     PERIOD SEPTEMBER 30, 2004 ($)        PAID DURING PERIOD ($)*
---------------------------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN**
---------------------------------------------------------------------------------------------------------------------------

     Investment Class                1,000.00                             988.45                             1.85

     Service Class                   1,000.00                             987.56                             3.09

---------------------------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN
---------------------------------------------------------------------------------------------------------------------------

     Investment Class                1,000.00                           1,022.87                             1.89

     Service Class                   1,000.00                           1,021.65                             3.17
---------------------------------------------------------------------------------------------------------------------------

 * EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.37% FOR INVESTMENT CLASS AND 0.62% FOR SERVICE CLASS, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 183/366 (TO REFLECT THE SIX-MONTH PERIOD).

** ACTUAL FUND RETURNS FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2004 ARE AS
   FOLLOWS: (1.15)% FOR INVESTMENT CLASS SHARES, AND (1.24)% FOR SERVICE CLASS SHARES.

U.S. Equity Fund
--------------------------------------------------------------------------------

 CHANGE IN VALUE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

INVESTMENT CLASS SHARES
--------------------------------------------------------------------------------

[LINE CHART OMITTED, PLOT POINTS FOLLOWS]

                           U.S. EQUITY FUND                  S&P 500
11/25/97                         10000                          10000
03/98                         11529.14                       11588.04
09/98                         10628.43                       10787.78
03/99                          13467.2                       13736.24
09/99                         13632.57                       13787.49
03/00                         15585.02                       16232.04
09/00                         15363.95                       15613.45
3/1/2004                       14001.9                       12684.93
9/1/2004                      12677.06                       11451.14
3/2/2004                      14231.52                          12711
9/2/2004                      10486.38                        9104.81
3/3/2004                      10919.38                        9564.02
9/3/2004                      12656.55                       11330.01
3/4/2004                      14116.17                       12925.13
9/4/2004                      13953.19                       12901.95


SERVICE CLASS SHARES
--------------------------------------------------------------------------------

[LINE CHART OMITTED, PLOT POINTS FOLLOWS]

                           U.S. EQUITY FUND                  S&P 500
1/3/2001                         10000                          10000
3/1/2004                       9372.96                        8815.97
6/1/2004                       9666.12                        9331.41
9/1/2004                        8477.2                        7958.49
12/1/2004                      9337.57                         8808.8
3/2/2004                       9501.68                        8834.09
6/2/2004                       8328.33                        7650.05
9/2/2004                       6990.87                         6327.8
12/2/2004                      7531.32                        6861.89
3/3/2004                       7266.78                        6646.95
6/3/2004                       8291.89                        7670.12
9/3/2004                        8415.9                         7874.3
12/3/2004                      9292.41                        8833.18
3/4/2004                       9375.75                         8982.9
6/4/2004                       9475.75                        9137.11
9/4/2004                       9259.07                        8966.79


--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED SEPTMBER 30, 2004
--------------------------------------------------------------------------------

INVESTMENT CLASS SHARES
--------------------------------------------------------------------------------

                      ONE     FIVE      SINCE
                     YEAR     YEAR   INCEPTION* COMMENCEMENT
--------------------------------------------------------------------------------

U.S. Equity Fund      10.24%    0.47%     4.98%    11/25/97
--------------------------------------------------------------------------------

S&P 500               13.87%   -1.32%     3.80%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED SEPTMBER 30, 2004
--------------------------------------------------------------------------------

SERVICE CLASS SHARES
--------------------------------------------------------------------------------

                      ONE     THREE     SINCE
                     YEAR     YEAR   INCEPTION* COMMENCEMENT
--------------------------------------------------------------------------------

U.S. Equity Fund      10.02%    2.98%    -2.04%     1/3/01
--------------------------------------------------------------------------------

S&P 500               13.87%    4.06%    -2.87%
--------------------------------------------------------------------------------


INVESTMENT PROFILE
A mutual fund designed for investors who seek long-term growth of capital by investing at least 80% of its net assets primarily in equity securities of issuers that are tied economically to the U.S. under normal market conditions.


SECTOR ALLOCATION
AS OF SEPTMBER 30, 2004
--------------------------------------------------------------------------------

Portfolio Composition as a % of the Market Value of $393,180
(in thousands) as of Septmber 30, 2004

[PIE CHART OMITTED, PLOT POINTS FOLLOWS]

Financials 20.3%
Information Technology 15.0%
Health Care 11.0%
Consumer Discretionary 10.8%
Consumer Staples 10.2%
Energy 8.2%
Short Term Investments 8.2%
Industrials 8.0%
Materials 3.1%
Telecommunication Services 2.9%
Utilities 2.3%


TEN LARGEST HOLDINGS
AS OF SEPTEMBER 30, 2004
as a % of Market Value
--------------------------------------------------------------------------------

 Exxon Mobil Corp.                                       3.63%
--------------------------------------------------------------------------------
 Pfizer Inc.                                             3.58%
--------------------------------------------------------------------------------
 Microsoft Corp.                                         3.08%
--------------------------------------------------------------------------------
 Citigroup Inc.                                          3.07%
--------------------------------------------------------------------------------
 American International Group Inc.                       2.91%
--------------------------------------------------------------------------------
 Industrial Select Sector SPDR Fund                      2.49%
--------------------------------------------------------------------------------
 Bank of America Corp.                                   2.44%
--------------------------------------------------------------------------------
 First Data Corp.                                        2.24%
--------------------------------------------------------------------------------
 Johnson & Johnson                                       2.03%
--------------------------------------------------------------------------------
 PepsiCo Inc.                                            1.96%
--------------------------------------------------------------------------------


* INDEX RETURNS ARE NOT AVAILABLE FROM THE FUND'S INCEPTION DATE AND THEREFORE ARE CALCULATED FROM THE MONTH END NEAREST TO THE FUND'S INCEPTION DATE.

SEE NOTES TO PERFORMANCE BEGINNING ON PAGE 66 FOR FURTHER INFORMATION.

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

U.S. EQUITY FUND

Schedule of Investments                                       September 30, 2004
--------------------------------------------------------------------------------

                                U.S. EQUITY FUND
--------------------------------------------------------------------------------

                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

COMMON STOCK -- 94.3%
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 11.4%

Carnival Corp.                        71,997   $ 3,404,738
Comcast Corp. (Class A Special)      195,589     5,460,845(a)
Comcast Corp. (Class A)                7,107       200,702(a)
eBay Inc.                              8,177       751,793(a)
Harley-Davidson Inc.                  22,531     1,339,243
Home Depot Inc.                       95,420     3,740,464
IAC/InterActiveCorp                    6,222       137,008(a,j)
Liberty Media Corp. (Series A)       675,208     5,887,814(a)
Liberty Media International
   Inc. (Series A)                    34,026     1,135,175(a)
Lowe's Cos. Inc.                      57,525     3,126,484
News Corp. Ltd. ADR                   20,741       649,816(a,j)
Omnicom Group                         20,450     1,494,077
Target Corp.                         150,105     6,792,251
Time Warner Inc.                     143,665     2,318,753(a)
Tribune Co.                           48,747     2,005,939
Viacom Inc. (Class B)                119,436     4,008,272
                                                42,453,374

CONSUMER STAPLES -- 8.7%

Altria Group Inc.                      5,337       251,052
Anheuser-Busch Cos. Inc.              45,933     2,294,353
Avon Products Inc.                     6,876       300,344
Clorox Co.                            85,411     4,552,406
Colgate-Palmolive Co.                 76,621     3,461,737
Kellogg Co.                           46,985     2,004,380
Kimberly-Clark Corp.                  56,772     3,666,903
PepsiCo Inc.                         158,380     7,705,187
Procter & Gamble Co.                  53,932     2,918,800
Sara Lee Corp.                        20,249       462,609
Wal-Mart Stores Inc.                  85,063     4,525,352
                                                32,143,123

ENERGY -- 8.6%

Baker Hughes Inc.                     12,550       548,686
Burlington Resources Inc.            115,222     4,701,058
ConocoPhillips Co.                    46,279     3,834,215
Devon Energy Corp.                     5,945       422,154
EnCana Corp.                          43,264     2,003,123
Exxon Mobil Corp.                    295,460    14,279,582
Nabors Industries Ltd.                29,928     1,417,091(a)
Schlumberger Ltd.                     72,764     4,897,745
                                                32,103,654

--------------------------------------------------------------------------------
                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

FINANCIALS -- 20.9%

AFLAC Inc.                            24,598   $   964,487
Allstate Corp.                        71,720     3,441,843
American Express Co.                  15,522       798,762
American International Group Inc.    168,254    11,439,589(h)
Bank of America Corp.                221,131     9,581,606
Berkshire Hathaway Inc. (Class B)        575     1,650,825(a,j)
Chubb Corp.                           10,080       708,422
Citigroup Inc.                       273,497    12,066,688(h)
Federal Home Loan
   Mortgage Corp.                     19,926     1,299,972
Federal National Mortgage Assoc.     111,820     7,089,388
Hartford Financial Services
   Group Inc.                         25,483     1,578,162
HCC Insurance Holdings Inc.            6,271       189,070(j)
JP Morgan Chase & Co.                 48,304     1,919,118
Lincoln National Corp.                 5,337       250,839
Marsh & McLennan Cos. Inc.            63,120     2,888,371
MBNA Corp.                            25,490       642,348
Mellon Financial Corp.                86,062     2,383,057
Merrill Lynch & Co. Inc.               9,881       491,283
Morgan Stanley                        61,429     3,028,450
North Fork Bancorporation Inc.         9,961       442,766(j)
Principal Financial Group             25,186       905,940
Prudential Financial Inc.             25,780     1,212,691
SLM Corp.                             18,825       839,595
State Street Corp.                   137,091     5,855,156(e)
US Bancorp                            46,897     1,355,323
Wachovia Corp.                         9,188       431,377
Wells Fargo & Co.                     66,959     3,992,765
                                                77,447,893

HEALTHCARE -- 11.7%

Abbott Laboratories                  179,155     7,589,006
Amgen Inc.                            11,440       648,419(a)
Cardinal Health Inc.                  29,631     1,296,949
DENTSPLY International Inc.           11,856       615,800
HCA Inc.                              20,741       791,269
Johnson & Johnson                    141,650     7,979,145
Lincare Holdings Inc.                 71,119     2,112,945(a,j)
Medtronic Inc.                        11,889       617,039
Pfizer Inc.                          460,242    14,083,405
Smith & Nephew PLC. ADR                5,925       274,624(a,j)
UnitedHealth Group Inc.               32,775     2,416,829
Wyeth                                128,320     4,799,168
                                                43,224,598

INDUSTRIALS -- 8.2%

Burlington Northern
   Santa Fe Corp.                     62,222     2,383,725
CheckFree Corp.                       12,210       337,851(a,j)
Corinthian Colleges Inc.              16,302       219,751(a,j)
Danaher Corp.                         19,149       981,961
Deere & Co.                           48,294     3,117,378

See Notes to Schedules of Investments on page 67 and Notes to Financial Statements on page 84.

U.S. EQUITY FUND

Schedule of Investments                                       September 30, 2004
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

Dover Corp.                           71,119  $  2,764,395
Eaton Corp.                           30,080     1,907,373
Emerson Electric Co.                  11,856       733,768
General Dynamics Corp.                21,355     2,180,346
Lockheed Martin Corp.                 16,513       921,095
Northrop Grumman Corp.                48,218     2,571,466(j)
Paccar Inc.                           13,336       921,784
Pitney Bowes Inc.                      6,374       281,093
Southwest Airlines Co.                75,961     1,034,589
3M Co.                                10,668       853,120
Tyco International Ltd.               94,082     2,884,554
Union Pacific Corp.                   17,187     1,007,158
United Technologies Corp.             34,968     3,265,312
Waste Management Inc.                 68,364     1,869,072
                                                30,235,791

INFORMATION TECHNOLOGY -- 15.9%

Analog Devices Inc.                   74,739     2,898,378
Applied Materials Inc.               103,072     1,699,657(a)
Automatic Data Processing Inc.        52,155     2,155,045
BMC Software Inc.                     38,522       609,033(a)
Certegy Inc.                          37,822     1,407,357
Cisco Systems Inc.                   244,197     4,419,966(a)
Dell Inc.                            105,797     3,766,373(a)
EMC Corp.                             62,176       717,511(a)
First Data Corp.                     202,603     8,813,231
Intel Corp.                          211,170     4,236,070
International Business
   Machines Corp.                     58,675     5,030,795
Intuit Inc.                           49,373     2,241,534(a)
Microsoft Corp.                      437,407    12,094,304
Molex Inc. (Class A)                 105,499     2,775,679
Oracle Corp.                         338,011     3,812,764(a)
Paychex Inc.                          10,370       312,656
Siebel Systems Inc.                   29,638       223,471(a)
Unisys Corp.                         100,750     1,039,740(a)
Yahoo! Inc.                           22,524       763,789(a)
                                                59,017,353

MATERIALS -- 3.4%

Alcoa Inc.                            45,041     1,512,927
Barrick Gold Corp.                    49,487     1,041,206
Freeport-McMoRan Copper &
   Gold Inc. (Class B)                26,672     1,080,216
Newmont Mining Corp.                  47,413     2,158,714
Praxair Inc.                          66,205     2,829,602
Rohm & Haas Co.                       30,523     1,311,573
Weyerhaeuser Co.                      37,340     2,482,363
                                                12,416,601

TELECOMMUNICATION SERVICES -- 3.1%

SBC Communications Inc.               35,563       922,860
Sprint Corp.                          29,638       596,613
Verizon Communications Inc.           77,341     3,045,689
Vodafone Group PLC. ADR              287,618     6,934,470
                                                11,499,632

--------------------------------------------------------------------------------
                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

UTILITIES -- 2.4%

Dominion Resources Inc.               56,601  $  3,693,215(j)
Entergy Corp.                         32,940     1,996,493
Exelon Corp.                          46,527     1,707,076
PG&E Corp.                            49,784     1,513,434(a)
                                                 8,910,218

TOTAL COMMON STOCK
   (COST $324,972,105)                         349,452,237

--------------------------------------------------------------------------------
EXCHANGE TRADED FUNDS -- 3.3%
--------------------------------------------------------------------------------

Financial Select Sector SPDR Fund     85,467     2,432,391(j)
Industrial Select Sector SPDR Fund   344,541     9,771,183(j)

TOTAL EXCHANGE TRADED FUNDS
   (COST $11,402,655)                           12,203,574


TOTAL INVESTMENTS IN SECURITIES
   (COST $336,374,760)                         361,655,811

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 8.5%
--------------------------------------------------------------------------------

GEI Short-Term Investment Fund    11,631,836    11,631,836(l)
State Street Navigator Securities
   Lending Prime Portfolio        19,892,709    19,892,709(e,m)

TOTAL SHORT-TERM INVESTMENTS
   (COST $31,524,545)                           31,524,545


LIABILITIES IN EXCESS OF OTHER ASSETS,
   NET (6.1%)                                  (22,767,323)
                                              ------------


NET ASSETS-- 100%                             $370,413,033
                                              ------------

--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------

The U.S. Equity Fund had the following long futures contracts open at September 30, 2004:

                               NUMBER    CURRENT
                 EXPIRATION      OF     NOTIONAL  UNREALIZED
DESCRIPTION         DATE      CONTRACTS   VALUE  APPRECIATION
--------------------------------------------------------------------------------

S&P 500 Index
   Futures      December 2004     1     $278,650       $76


See Notes to Schedules of Investments on page 67 and Notes to Financial Statements on page 84.

S&P 500 Index Fund
--------------------------------------------------------------------------------

                                                                             Q&A

SSGA FUNDS MANAGEMENT, INC. IS THE SUB-ADVISER FOR THE S&P 500 INDEX FUND. SSGA IS ONE OF THE STATE STREET GLOBAL ADVISORS COMPANIES WHICH CONSTITUTE THE INVESTMENT MANAGEMENT BUSINESS OF STATE STREET CORPORATION. STATE STREET GLOBAL ADVISORS HAS BEEN IN THE BUSINESS OF PROVIDING INVESTMENT ADVISORY SERVICES SINCE 1978. SSGA IS A NEWLY FORMED ENTITY WHICH, AS A RESULT OF A CHANGE IN FEDERAL LAW, HAS SUCCEEDED THE REGISTERED INVESTMENT COMPANY ADVISORY BUSINESS OF STATE STREET GLOBAL ADVISORS IN MAY 2001.

THE FUND IS MANAGED BY A TEAM OF PORTFOLIO MANAGERS LED BY KARL SCHNEIDER. MR. SCHNEIDER IS A PRINCIPAL OF SSGA IN THE U.S. STRUCTURED PRODUCTS GROUP. HE JOINED STATE STREET GLOBAL ADVISORS IN 1996. BEFORE JOINING THE U.S. STRUCTURED PRODUCTS GROUP, MR. SCHNEIDER WORKED AS A PORTFOLIO MANAGER IN STATE STREET GLOBAL ADVISOR'S CURRENCY MANAGEMENT GROUP. PRIOR TO THIS, HE WAS AN ANALYST IN THE PROCESS ENGINEERING DIVISION WITHIN STATE STREET'S CUSTODY OPERATIONS. MR. SCHNEIDER HOLDS BACHELORS OF SCIENCE DEGREE IN FINANCE AND INVESTMENTS FROM BABSON COLLEGE AND ALSO A MASTERS OF SCIENCE DEGREE IN FINANCE FROM THE CARROLL SCHOOL OF MANAGEMENT AT BOSTON COLLEGE.

Q. HOW DID THE GE INSTITUTIONAL S&P 500 FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE TWELVE MONTHS ENDED SEPTEMBER 30, 2004?

A. For the twelve-month period ended September 30, 2004, the GE Institutional S&P 500 Fund had a return of 13.62%. The S&P 500 Index returned 13.87% and the Fund's Lipper peer group of 54 S&P 500 Index Objective funds returned an average of 13.31%.

Q.  WHAT MARKET CONDITIONS IMPACTED FUND PERFORMANCE?

A. The fourth quarter of 2003 saw an improving economy, continued ample liquidity on the fiscal and monetary fronts, and slightly less geo-political risk, especially after the capture of Saddam Hussein. The S&P 500 Index posted much of its gain over the past twelve months in the last quarter of 2003. Since then, however, greater instability in Iraq, higher oil prices and the Fed tightening to combat inflation have all contributed to a cautious, relatively flat market.

Q.  WHAT INVESTMENT STRATEGIES AND TECHNIQUES BY THE FUND IMPACTED PERFORMANCE?

A. We are utilizing a full replication strategy to manage the GE Institutional S&P 500 Fund. With this strategy, all 500 constituents of the S&P 500 Index are owned by the Fund in the approximate capitalization weight of the Index. Cash is generally limited to less than 5% of the total portfolio value, and is equitized using S&P 500 Index futures contracts. This methodology has provided consistent tracking.

Q.  WHICH STOCKS/SECTORS HAVE YOU LIKED?

A. By utilizing a passive, full replication investment style, the Fund owns the same stocks and sectors in approximately the same weights as the S&P 500 Index. As of September 30, 2004, the four largest sectors in the S&P 500 Index were Financials (20.7%), Information Technology (15.7%), Healthcare (13.1%) and Industrials (11.6%).

Q.  WHICH STOCKS/SECTORS HAVE PERFORMED WELL? WHICH HAVE NOT PERFORMED WELL?

A. The top five returning stocks for the last twelve months were Autodesk Inc (+186%), Allegheny Technologies (+182%), United States Steel Corp (+105%), TXU Corp (+105%) and Countrywide Financial Corp (+102%). The bottom five returning stocks for the past year were Delta Airlines (-75%), Winn Dixie Stores (-66%), Ciena Corp (-66%), LSI Logic Corp (-52%) and Veritas Software (-43%). The highest returning sector for the last twelve months was Energy (+41%) followed by Materials (+25%). The lowest returning sectors were Healthcare (+3%) and Information Technology (+1%).

Q.  WHAT WERE THE MAJOR BUYS AND SELLS FOR THE QUARTER AND WHY?

A. For the third quarter of 2004, there were two index composition changes announced by Standard & Poors that impacted the Fund. The additions to the S&P 500 Index were Fisher Scientific (August 2, 2004) and Coach Inc. (August 31, 2004) while the deletions for the quarter were Thomas & Betts (August 2,
    2004) and Charter One Financial (August 31, 2004).

S&P 500 Index Fund
--------------------------------------------------------------------------------
                                              Understanding Your Fund's Expenses

As a shareholder of the Fund you incur transaction and ongoing expenses. Transaction expenses including sales charges on purchase payments, reinvested dividends (or other distributions), and redemption fees directly reduce the investment return of the Fund. Ongoing costs include portfolio management fees, distribution and service fees, professional fees, administrative fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have calculated the expenses paid by investors in each share class of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire period.

ACTUAL EXPENSES

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading "Expenses Paid During Period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table do not reflect any transaction costs, such as sales charges or redemption fees.

                          ACCOUNT VALUE AT THE BEGINNING     ACCOUNT VALUE AT THE END OF THE              EXPENSES
                          OF THE PERIOD APRIL 1, 2004 ($)     PERIOD SEPTEMBER 30, 2004 ($)        PAID DURING PERIOD ($)*
---------------------------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN**
---------------------------------------------------------------------------------------------------------------------------
     Investment Class                1,000.00                             997.21                             0.77
---------------------------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN
---------------------------------------------------------------------------------------------------------------------------
     Investment Class                1,000.00                           1,023.94                             0.79
---------------------------------------------------------------------------------------------------------------------------

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.15% FOR INVESTMENT CLASS, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 183/366 (TO REFLECT THE SIX-MONTH PERIOD).

** ACTUAL FUND RETURN FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2004 WAS (0.28)% FOR INVESTMENT CLASS SHARES.

S&P 500 Index Fund
--------------------------------------------------------------------------------

CHANGE IN VALUE
OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

[LINE CHART OMITTED, PLOT POINTS FOLLOWS]

                          S&P 500 INDEX FUND                 S&P 500
11/25/97                      10000.00                       10000.00
03/98                         11643.72                       11588.04
09/98                         10862.80                       10787.78
03/99                         13888.39                       13736.24
09/99                         13949.31                       13787.49
03/00                         16475.47                       16232.04
09/00                         15878.84                       15613.45
03/01                         12901.19                       12684.93
09/01                         11618.01                       11451.14
03/02                         12868.15                       12711.00
09/02                          9208.40                        9104.81
03/03                          9682.37                        9564.02
09/03                         11449.31                       11330.01
03/04                         13044.59                       12925.13
09/04                         13008.15                       12901.95


AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED SEPTMBER 30, 2004
--------------------------------------------------------------------------------
INVESTMENT CLASS SHARES
--------------------------------------------------------------------------------
                       ONE       FIVE        SINCE
                      YEAR       YEAR     INCEPTION*  COMMENCEMENT
--------------------------------------------------------------------------------
S&P 500
  Index Fund          13.62%    -1.39%       3.91%      11/25/97
--------------------------------------------------------------------------------
S&P 500               13.87%    -1.32%       3.80%
--------------------------------------------------------------------------------


INVESTMENT PROFILE
A mutual fund designed for investors who seek growth of capital and accumulation of income that corresponds to the investment return of the Standard & Poor's 500 Composite Stock Index by investing at least 80% of its net assets in equity securities of companies contained in that Index.


SECTOR ALLOCATION
AS OF SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

Portfolio Composition as a % of the Market Value of $91,880
(in thousands) as of September 30, 2004

[PIE CHART OMITTED, PLOT POINTS FOLLOWS]

Financials 20.0%
Information Technology 15.3%
HealthCare 12.5%
Industrials 11.2%
Consumer - Discretionary 10.6%
Consumer - Staples 10.3%
Energy 7.1%
Telecommunication Services 3.6%
Short-Term Investments 3.6%
Materials 3.0%
Utilities 2.8%


TEN LARGEST HOLDINGS
AS OF SEPTEMBER 30, 2004
as a % of Market Value
--------------------------------------------------------------------------------
 General Electric Co.                                    3.29%
--------------------------------------------------------------------------------
 Exxon Mobil Corp.                                       2.91%
--------------------------------------------------------------------------------
 Microsoft Corp.                                         2.79%
--------------------------------------------------------------------------------
 Pfizer Inc.                                             2.14%
--------------------------------------------------------------------------------
 Citigroup Inc.                                          2.12%
--------------------------------------------------------------------------------
 Wal-Mart Stores Inc.                                    2.09%
--------------------------------------------------------------------------------
 American International Group Inc.                       1.64%
--------------------------------------------------------------------------------
 Bank of America Corp.                                   1.63%
--------------------------------------------------------------------------------
 Johnson & Johnson                                       1.55%
--------------------------------------------------------------------------------
 International Business Machines Corp.                   1.33%
--------------------------------------------------------------------------------

* INDEX RETURNS ARE NOT AVAILABLE FROM THE FUND'S INCEPTION DATE AND THEREFORE ARE CALCULATED FROM THE MONTH END NEAREST TO THE FUND'S INCEPTION DATE.

SEE NOTES TO PERFORMANCE BEGINNING ON PAGE 66 FOR FURTHER INFORMATION.

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

S&P 500 INDEX FUND

Schedule of Investments                                       September 30, 2004
--------------------------------------------------------------------------------

                               S&P 500 INDEX FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

COMMON STOCK -- 96.7%
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 10.7%

Autonation Inc.                        2,200  $     37,576(a)
Autozone Inc.                            700        54,075(a)
Bed Bath & Beyond Inc.                 2,500        92,775(a)
Best Buy Co. Inc.                      2,800       151,872
Big Lots Inc.                          1,100        13,453(a)
Black & Decker Corp.                     700        54,208
Boise Cascade Corp.                      700        23,296
Brunswick Corp.                          800        36,608
Carnival Corp.                         5,400       255,366
Centex Corp.                           1,000        50,460
Circuit City Stores Inc.               1,600        24,544
Clear Channel
   Communications Inc.                 5,200       162,084
Coach Inc.                             1,600        67,872(a)
Comcast Corp. (Class A)               18,959       535,402(a)
Cooper Tire & Rubber Co.                 700        14,119
Dana Corp.                             1,300        22,997
Darden Restaurants Inc.                1,350        31,482
Delphi Corp.                           4,718        43,830
Dillard's Inc. (Class A)                 700        13,818
Dollar General Corp.                   2,841        57,246
Dow Jones & Co. Inc.                     700        28,427
Eastman Kodak Co.                      2,400        77,328
eBay Inc.                              5,600       514,864(a)
Family Dollar Stores Inc.              1,400        37,940
Federated Department Stores            1,500        68,145
Ford Motor Co.                        15,677       220,262
Fortune Brands Inc.                    1,200        88,908
Gannett Co. Inc.                       2,300       192,648
Gap Inc.                               7,662       143,279
General Motors Corp.                   4,812       204,414
Genuine Parts Co.                      1,500        57,570
Goodyear Tire & Rubber Co.             1,600        17,184(a)
Harley-Davidson Inc.                   2,500       148,600
Harrah's Entertainment Inc.            1,000        52,980
Hasbro Inc.                            1,550        29,140
Hilton Hotels Corp.                    3,200        60,288
Home Depot Inc.                       18,700       733,040
International Game Technology          2,900       104,255
Interpublic Group of Cos. Inc.         3,500        37,065(a)
JC Penney Co. Inc.                     2,400        84,672
Johnson Controls Inc.                  1,600        90,896
Jones Apparel Group Inc.               1,100        39,380
KB Home                                  400        33,796
Knight-Ridder Inc.                       700        45,815
Kohl's Corp.                           2,900       139,751(a)
Leggett & Platt Inc.                   1,600        44,960
Liz Claiborne Inc.                       900        33,948

--------------------------------------------------------------------------------
                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

Lowe's Cos. Inc.                       6,600  $    358,710
Ltd. Brands                            3,916        87,288
Marriott International Inc.
  (Class A)                            1,900        98,724
Mattel Inc.                            3,500        63,455
May Department Stores Co.              2,400        61,512
Maytag Corp.                             600        11,022
McDonald's Corp.                      10,700       299,921
McGraw-Hill Cos. Inc.                  1,600       127,504
Meredith Corp.                           400        20,552
New York Times Co. (Class A)           1,200        46,920
Newell Rubbermaid Inc.                 2,315        46,393
Nike Inc. (Class B)                    2,300       181,240
Nordstrom Inc.                         1,200        45,888
Office Depot Inc.                      2,600        39,078(a)
Omnicom Group                          1,600       116,896
Pulte Homes Inc.                       1,100        67,507
RadioShack Corp.                       1,400        40,096
Reebok International Ltd.                500        18,360
Sears Roebuck and Co.                  1,800        71,730
Sherwin-Williams Co.                   1,200        52,752
Snap-On Inc.                             500        13,780
Stanley Works                            700        29,771
Staples Inc.                           4,300       128,226
Starbucks Corp.                        3,400       154,564(a)
Starwood Hotels & Resorts
   Worldwide Inc.                      1,800        83,556
Target Corp.                           7,700       348,425
Tiffany & Co.                          1,200        36,888
Time Warner Inc.                      39,050       630,267(a,h)
TJX Cos. Inc.                          4,200        92,568
Toys R US Inc.                         1,800        31,932(a)
Tribune Co.                            2,782       114,479
Univision Communications Inc.
   (Class A)                           2,700        85,347(a)
VF Corp.                                 900        44,505
Viacom Inc. (Class B)                 14,631       491,016
Visteon Corp.                          1,189         9,500
Walt Disney Co.                       17,400       392,370
Wendy's International Inc.               900        30,240
Whirlpool Corp.                          600        36,054
Yum! Brands Inc.                       2,500       101,650
                                                 9,783,324

CONSUMER STAPLES -- 10.3%

Adolph Coors Co. (Class B)               300        20,376
Alberto-Culver Co.                       750        32,610
Albertson's Inc.                       3,041        72,771
Altria Group Inc.                     17,400       818,496(h)
Anheuser-Busch Cos. Inc.               6,800       339,660
Archer-Daniels-Midland Co.             5,408        91,828
Avon Products Inc.                     4,000       174,720
Brown-Forman Corp. (Class B)           1,000        45,800
C.V.S Corp.                            3,400       143,242
Campbell Soup Co.                      3,400        89,386
Clorox Co.                             1,800        95,940
Coca-Cola Enterprises Inc.             4,000        75,600


See Notes to Schedules of Investments on page 67 and Notes to Financial Statements on page 84.

S&P 500 INDEX FUND

Schedule of Investments                                       September 30, 2004
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

Colgate-Palmolive Co.                  4,500  $    203,310
ConAgra Foods Inc.                     4,400       113,124
Costco Wholesale Corp.                 3,900       162,084
General Mills Inc.                     3,200       143,680
Gillette Co.                           8,500       354,790
Hershey Foods Corp.                    2,200       102,762
HJ Heinz Co.                           3,000       108,060
Kellogg Co.                            3,500       149,310
Kimberly-Clark Corp.                   4,200       271,278
Kroger Co.                             6,200        96,224(a)
McCormick & Co. Inc.                   1,200        41,208
Pepsi Bottling Group Inc.              2,200        59,730
PepsiCo Inc.                          14,410       701,047
Procter & Gamble Co.                  21,600     1,168,992
Reynolds American Inc.                 1,300        88,452
Safeway Inc.                           3,700        71,447(a)
Sara Lee Corp.                         6,806       155,585
Supervalu Inc.                         1,100        30,305
Sysco Corp.                            5,400       161,568
The Coca-Cola Co.                     20,600       825,030(h)
UST Inc.                               1,400        56,364
Walgreen Co.                           8,700       311,721
Wal-Mart Stores Inc.                  36,100     1,920,520
Winn-Dixie Stores Inc.                 1,300         4,017
WM Wrigley Jr. Co.                     1,900       120,289
                                                 9,421,326

ENERGY -- 7.1%

Amerada Hess Corp.                       800        71,200
Anadarko Petroleum Corp.               2,137       141,811
Apache Corp.                           2,812       140,909
Ashland Inc.                             600        33,648
Baker Hughes Inc.                      2,870       125,476
BJ Services Co.                        1,400        73,374
Burlington Resources Inc.              3,300       134,640
ChevronTexaco Corp.                   18,150       973,566
ConocoPhillips Co.                     5,832       483,181
Devon Energy Corp.                     2,064       146,565
El Paso Corp.                          5,583        51,308
EOG Resources Inc.                     1,000        65,850
Exxon Mobil Corp.                     55,416     2,678,255(h)
Halliburton Co.                        3,700       124,653
Kerr-McGee Corp.                       1,300        74,425
Kinder Morgan Inc.                     1,100        69,102
Marathon Oil Corp.                     2,900       119,712
Nabors Industries Ltd.                 1,300        61,555(a)
Noble Corp.                            1,100        49,445(a)
Occidental Petroleum Corp.             3,300       184,569
Rowan Cos. Inc.                          900        23,760(a)
Schlumberger Ltd.                      5,000       336,550
Sunoco Inc.                              700        51,786
Transocean Inc.                        2,651        94,853(a)
Unocal Corp.                           2,200        94,600
Valero Energy Corp.                    1,100        88,231
Williams Cos. Inc.                     4,300        52,030
                                                 6,545,054

--------------------------------------------------------------------------------
                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

FINANCIALS -- 20.0%

ACE Ltd.                               2,400  $     96,144
AFLAC Inc.                             4,300       168,603
Allstate Corp.                         5,900       283,141
AMBAC Financial Group Inc.               950        75,953
American Express Co.                  10,800       555,768(h)
American International Group Inc.     22,138     1,505,163(h)
AmSouth Bancorp                        3,000        73,200
AON Corp.                              2,600        74,724
Apartment Investment &
   Management Co. (Class A) (REIT)       800        27,824
Bank of America Corp.                 34,658     1,501,731(h)
Bank of New York Co. Inc.              6,700       195,439
BB&T Corp.                             4,700       186,543
Bear Stearns Cos. Inc.                   920        88,476
Capital One Financial Corp.            2,100       155,190
Charles Schwab Corp.                  11,500       105,685
Chubb Corp.                            1,600       112,448
Cincinnati Financial Corp.             1,365        56,265
Citigroup Inc.                        44,113     1,946,265
Comerica Inc.                          1,450        86,058
Countrywide Financial Corp.            4,798       188,993
E*TRADE FINANCIAL Corp.                3,000        34,260(a)
Equity Office Properties Trust
   (REIT)                              3,500        95,375
Equity Residential (REIT)              2,300        71,300
Federal Home Loan
   Mortgage Corp.                      5,900       384,916
Federal National Mortgage Assoc.       8,200       519,880
Federated Investors Inc. (Class B)       900        25,596
Fifth Third Bancorp                    4,819       237,191
First Horizon National Corp.           1,000        43,360
Franklin Resources Inc.                2,100       117,096
Golden West Financial Corp.            1,300       144,235
Goldman Sachs Group Inc.               4,200       391,608
Hartford Financial Services
   Group Inc.                          2,500       154,825
Huntington Bancshares Inc.             1,878        46,781
Janus Capital Group Inc.               2,000        27,220
Jefferson-Pilot Corp.                  1,150        57,109
JP Morgan Chase & Co.                 30,280     1,203,024
Keycorp                                3,500       110,600
Lehman Brothers Holdings Inc.          2,400       191,328
Lincoln National Corp.                 1,500        70,500
Loews Corp.                            1,600        93,600
M&T Bank Corp.                         1,000        95,700
Marsh & McLennan Cos. Inc.             4,400       201,344
Marshall & Ilsley Corp.                1,900        76,570
MBIA Inc.                              1,200        69,852
MBNA Corp.                            10,875       274,050
Mellon Financial Corp.                 3,600        99,684
Merrill Lynch & Co. Inc.               8,100       402,732
Metlife Inc.                           6,400       247,360
MGIC Investment Corp.                    800        53,240
Moody's Corp.                          1,300        95,225
Morgan Stanley                         9,300       458,490


See Notes to Schedules of Investments on page 67 and Notes to Financial Statements on page 84.

S&P 500 INDEX FUND

Schedule of Investments                                       September 30, 2004
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------
National City Corp.                    5,700 $     220,134
North Fork Bancorporation Inc.         2,600       115,570
Northern Trust Corp.                   1,800        73,440
Plum Creek Timber Co. Inc. (REIT)      1,500        52,545
PNC Financial Services Group Inc.                    2,400129,840
Principal Financial Group              2,700        97,119
Progressive Corp.                      1,900       161,025
Prologis (REIT)                        1,500        52,860
Providian Financial Corp.              2,400        37,296(a)
Prudential Financial Inc.              4,400       206,976
Regions Financial Corp.                3,922       129,661
Safeco Corp.                           1,200        54,780
Simon Property Group Inc. (REIT)                     1,80096,534
SLM Corp.                              3,700       165,020
SouthTrust Corp.                       2,800       116,648
Sovereign Bancorp Inc.                 3,000        65,460
St. Paul Travelers Cos. Inc.           5,676       187,648
State Street Corp.                     2,800       119,588(e)
SunTrust Banks Inc.                    3,000       211,230
Synovus Financial Corp.                2,700        70,605
T Rowe Price Group Inc.                1,100        56,034
Torchmark Corp.                          900        47,862
UnumProvident Corp.                    2,446        38,378
US Bancorp                            16,106       465,463
Wachovia Corp.                        11,110       521,615
Washington Mutual Inc.                 7,433       290,482
Wells Fargo & Co.                     14,400       858,672
XL Capital Ltd.                        1,200        88,788
Zions Bancorp                            800        48,832
                                                18,357,769

HEALTHCARE -- 12.6%

Abbott Laboratories                   13,300       563,388(h)
Aetna Inc.                             1,300       129,909
Allergan Inc.                          1,100        79,805
AmerisourceBergen Corp.                  922        49,521
Amgen Inc.                            10,776       610,784(a)
Anthem Inc.                            1,200       104,700(a)
Applera Corp. - Applied
   Biosystems Group                    1,700        32,079
Bausch & Lomb Inc.                       500        33,225
Baxter International Inc.              5,200       167,232
Becton Dickinson & Co.                 2,100       108,570
Biogen Idec Inc.                       2,895       177,087(a)
Biomet Inc.                            2,125        99,620
Boston Scientific Corp.                7,200       286,056(a)
Bristol-Myers Squibb Co.              16,500       390,555
Cardinal Health Inc.                   3,675       160,855
Caremark Rx Inc.                       3,880       124,432(a)
Chiron Corp.                           1,600        70,720(a)
Cigna Corp.                            1,200        83,556
CR Bard Inc.                             900        50,967
Eli Lilly & Co.                        9,600       576,480(h)
Express Scripts Inc.                     700        45,738(a)
Fisher Scientific International        1,000        58,330(a)
Forest Laboratories Inc.               3,100       139,438(a)

--------------------------------------------------------------------------------
                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

Genzyme Corp.                          1,900  $    103,379(a)
Gilead Sciences Inc.                   3,600       134,568(a)
Guidant Corp.                          2,700       178,308
HCA Inc.                               4,100       156,415
Health Management Associates
   Inc. (Class A)                      2,000        40,860
Hospira Inc.                           1,300        39,780(a)
Humana Inc.                            1,300        25,974(a)
IMS Health Inc.                        1,988        47,553
Johnson & Johnson                     25,268     1,423,346(h)
King Pharmaceuticals Inc.              1,966        23,474(a)
Manor Care Inc.                          700        20,972
McKesson Corp.                         2,444        62,689
Medco Health Solutions Inc.            2,294        70,885(a)
Medimmune Inc.                         2,100        49,770(a)
Medtronic Inc.                        10,300       534,570
Merck & Co. Inc.                      18,900       623,700
Millipore Corp.                          400        19,140(a)
Mylan Laboratories                     2,200        39,600
Pfizer Inc.                           64,269     1,966,631(h)
Quest Diagnostics                        900        79,398
Schering-Plough Corp.                 12,600       240,156
St Jude Medical Inc.                   1,500       112,905(a)
Stryker Corp.                          3,400       163,472
Tenet Healthcare Corp.                 3,900        42,081(a)
UnitedHealth Group Inc.                5,700       420,318
Watson Pharmaceuticals Inc.              900        26,514(a)
WellPoint Health Networks              1,400       147,126(a)
Wyeth                                 11,400       426,360(h)
Zimmer Holdings Inc.                   2,090       165,194(a)
                                                11,528,185

INDUSTRIALS -- 11.3%

Allied Waste Industries Inc.           2,600        23,010(a)
American Power Conversion Corp.        1,600        27,824
American Standard Cos. Inc.            1,800        70,038(a)
Apollo Group Inc. (Class A)            1,700       124,729(a)
Avery Dennison Corp.                     900        59,202
Boeing Co.                             7,100       366,502
Burlington Northern
   Santa Fe Corp.                      3,100       118,761
Caterpillar Inc.                       2,900       233,305
Cendant Corp.                          9,038       195,221
Cintas Corp.                           1,400        58,856
Cooper Industries Ltd.                   800        47,200
Crane Co.                                500        14,460
CSX Corp.                              1,800        59,760
Cummins Inc.                             400        29,556
Danaher Corp.                          2,600       133,328
Deere & Co.                            2,100       135,555
Delta Air Lines Inc.                   1,200         3,948(a)
Deluxe Corp.                             400        16,408
Dover Corp.                            1,700        66,079
Eaton Corp.                            1,300        82,433
Emerson Electric Co.                   3,600       222,804
Equifax Inc.                           1,100        28,996


See Notes to Schedules of Investments on page 67 and Notes to Financial Statements on page 84.

S&P 500 INDEX FUND

Schedule of Investments                                       September 30, 2004
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

FedEx Corp.                            2,600 $     222,794
Fluor Corp.                              700        31,164
General Dynamics Corp.                 1,700       173,570
General Electric Co.                  89,900     3,018,842(k,h)
Goodrich Corp.                         1,000        31,360
H&R Block Inc.                         1,500        74,130
Honeywell International Inc.           7,250       259,985
Illinois Tool Works Inc.               2,600       242,242
Ingersoll-Rand Co. (Class A)           1,500       101,955
ITT Industries Inc.                      800        63,992
Lockheed Martin Corp.                  3,800       211,964
Masco Corp.                            3,800       131,214
Monster Worldwide Inc.                   900        22,176(a)
Navistar International Corp.             600        22,314(a)
Norfolk Southern Corp.                 3,300        98,142
Northrop Grumman Corp.                 3,084       164,470
Paccar Inc.                            1,500       103,680
Pall Corp.                             1,000        24,480
Parker Hannifin Corp.                  1,000        58,860
Pitney Bowes Inc.                      2,000        88,200
Power-One Inc.                           800         5,184(a)
Raytheon Co.                           3,800       144,324
Robert Half International Inc.         1,400        36,078
Rockwell Automation Inc.               1,600        61,920
Rockwell Collins Inc.                  1,500        55,710
RR Donnelley & Sons Co.                1,800        56,376
Ryder System Inc.                        500        23,520
Southwest Airlines Co.                 6,750        91,935
Textron Inc.                           1,200        77,124
3M Co.                                 6,700       535,799
Tyco International Ltd.               17,066       523,244
Union Pacific Corp.                    2,200       128,920
United Parcel Service
   Inc. (Class B)                      9,600       728,832
United Technologies Corp.              4,400       410,872
Waste Management Inc.                  4,870       133,146
WW Grainger Inc.                         800        46,120
                                                10,322,613

INFORMATION TECHNOLOGY -- 15.3%

ADC Telecommunications Inc.            6,200        11,222(a)
Adobe Systems Inc.                     2,000        98,940
Advanced Micro Devices Inc.            2,900        37,700(a)
Affiliated Computer Services Inc.
   (Class A)                           1,200        66,804(a)
Agilent Technologies Inc.              4,095        88,329(a)
Altera Corp.                           3,200        62,624(a)
Analog Devices Inc.                    3,200       124,096
Andrew Corp.                           1,200        14,688(a)
Apple Computer Inc.                    3,300       127,875(a)
Applied Materials Inc.                14,500       239,105(a)
Applied Micro Circuits Corp.           2,800         8,764(a)
Autodesk Inc.                          1,000        48,630
Automatic Data Processing Inc.         5,000       206,600
Avaya Inc.                             3,840        53,530(a)

--------------------------------------------------------------------------------
                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

BMC Software Inc.                      1,900  $      30,039(a)
Broadcom Corp. (Class A)               2,800         76,412(a)
Ciena Corp.                            5,300         10,494(a)
Cisco Systems Inc.                    57,600     1,042,560(a,h)
Citrix Systems Inc.                    1,400        24,528(a)
Computer Associates
   International Inc.                  5,050       132,815
Computer Sciences Corp.                1,600        75,360(a)
Compuware Corp.                        2,900        14,935(a)
Comverse Technology Inc.               1,600        30,128(a)
Convergys Corp.                        1,200        16,116(a)
Corning Inc.                          12,000       132,960(a)
Dell Inc.                             21,200       754,720(a)
Electronic Arts Inc.                   2,600       119,574(a)
Electronic Data Systems Corp.          4,400        85,316
EMC Corp.                             20,462       236,131(a)
First Data Corp.                       7,350       319,725
Fiserv Inc.                            1,600        55,776(a)
Gateway Inc.                           3,000        14,850(a)
Hewlett-Packard Co.                   25,828       484,275
Intel Corp.                           54,500     1,093,270(h)
International Business
   Machines Corp.                     14,300     1,226,082(h)
Intuit Inc.                            1,600        72,640(a)
Jabil Circuit Inc.                     1,700        39,100(a)
JDS Uniphase Corp.                    12,000        40,440(a)
KLA-Tencor Corp.                       1,600        66,368(a)
Lexmark International
   Inc. (Class A)                      1,100        92,411(a)
Linear Technology Corp.                2,600        94,224
LSI Logic Corp.                        3,100        13,361(a)
Lucent Technologies Inc.              35,990       114,088(a,h)
Maxim Integrated Products Inc.         2,700       114,183
Mercury Interactive Corp.                800        27,904(a)
Micron Technology Inc.                 5,100        61,353(a)
Microsoft Corp.                       92,600     2,560,390(h)
Molex Inc.                             1,550        46,221
Motorola Inc.                         20,161       363,704
National Semiconductor Corp.           3,000        46,470(a)
NCR Corp.                                800        39,672(a)
Network Appliance Inc.                 3,100        71,300(a)
Novell Inc.                            3,200        20,192(a)
Novellus Systems Inc.                  1,300        34,567(a)
Nvidia Corp.                           1,300        18,876(a)
Oracle Corp.                          44,000       496,320(a)
Parametric Technology Corp.            2,500        13,200(a)
Paychex Inc.                           3,200        96,480
Peoplesoft Inc.                        3,100        61,535(a)
PerkinElmer Inc.                       1,100        18,942
PMC - Sierra Inc.                      1,500        13,215(a)
QLogic Corp.                             800        23,688(a)
Qualcomm Inc.                         13,900       542,656
Sabre Holdings Corp. (Class A)         1,128        27,670
Sanmina-SCI Corp.                      4,300        30,315(a)
Scientific-Atlanta Inc.                1,300        33,696
Siebel Systems Inc.                    4,100        30,914(a)


See Notes to Schedules of Investments on page 67 and Notes to Financial Statements on page 84.

S&P 500 INDEX FUND

Schedule of Investments                                       September 30, 2004
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

Solectron Corp.                        8,400   $    41,580(a)
Sun Microsystems Inc.                 28,500       115,140(a)
Sungard Data Systems Inc.              2,400        57,048(a)
Symantec Corp.                         2,700       148,176(a)
Symbol Technologies Inc.               2,200        27,808
Tektronix Inc.                           700        23,275
Tellabs Inc.                           3,300        30,327(a)
Teradyne Inc.                          1,500        20,100(a)
Texas Instruments Inc.                14,800       314,944
Thermo Electron Corp.                  1,400        37,828(a)
Unisys Corp.                           2,700        27,864(a)
Veritas Software Corp.                 3,700        65,860(a)
Waters Corp.                           1,000        44,100(a)
Xerox Corp.                            7,200       101,376(a)
Xilinx Inc.                            2,900        78,300
Yahoo! Inc.                           11,600       393,356(a)
                                                14,018,150

MATERIALS -- 3.0%

Air Products & Chemicals Inc.          1,900       103,322
Alcoa Inc.                             7,484       251,388
Allegheny Technologies Inc.              800        14,600
Ball Corp.                             1,000        37,430
Bemis Co.                              1,000        26,580
Dow Chemical Co.                       7,994       361,169
E.I. du Pont de Nemours and Co.        8,503       363,928
Eastman Chemical Co.                     700        33,285
Ecolab Inc.                            2,200        69,168
Engelhard Corp.                        1,100        31,185
Freeport-McMoRan Copper &
   Gold Inc. (Class B)                 1,500        60,750
Georgia-Pacific Corp.                  2,155        77,472
Great Lakes Chemical Corp.               500        12,800
Hercules Inc.                          1,000        14,250(a)
International Flavors &
   Fragrances Inc.                       800        30,560
International Paper Co.                4,075       164,671
Louisiana-Pacific Corp.                  900        23,355
MeadWestvaco Corp.                     1,691        53,943
Monsanto Co.                           2,253        82,054
Newmont Mining Corp.                   3,800       173,014
Nucor Corp.                              700        63,959
Pactiv Corp.                           1,300        30,225(a)
Phelps Dodge Corp.                       800        73,624
PPG Industries Inc.                    1,500        91,920
Praxair Inc.                           2,700       115,398
Rohm & Haas Co.                        1,900        81,643
Sealed Air Corp.                         700        32,445(a)
Sigma-Aldrich Corp.                      600        34,800
Temple-Inland Inc.                       500        33,575
United States Steel Corp.              1,000        37,620
Vulcan Materials Co.                     900        45,855
Weyerhaeuser Co.                       2,000       132,960
Worthington Industries                   800        17,080
                                                 2,776,028

--------------------------------------------------------------------------------
                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES -- 3.6%

Alltel Corp.                           2,600 $     142,766
AT&T Corp.                             6,832        97,834
AT&T Wireless Services Inc.           23,309       344,507(a)
BellSouth Corp.                       15,600       423,072
CenturyTel Inc.                        1,200        41,088
Citizens Communications Co.            2,900        38,831
Nextel Communications
   Inc. (Class A)                      9,400       224,096(a)
Qwest Communications
   International                      16,017        53,337(a)
SBC Communications Inc.               28,153       730,570(h)
Sprint Corp.                          12,400       249,612
Verizon Communications Inc.           23,566       928,029
                                                 3,273,742

UTILITIES -- 2.8%

AES Corp.                              5,600        55,944(a)
Allegheny Energy Inc.                  1,100        17,556(a)
Ameren Corp.                           1,600        73,840
American Electric Power Co. Inc.       3,340       106,746
Calpine Corp.                          3,600        10,440(a)
Centerpoint Energy Inc.                2,500        25,900
Cinergy Corp.                          1,500        59,400
CMS Energy Corp.                       1,300        12,376(a)
Consolidated Edison Inc.               2,000        84,080
Constellation Energy Group Inc.        1,500        59,760
Dominion Resources Inc.                2,784       181,656
DTE Energy Co.                         1,500        63,285
Duke Energy Corp.                      8,000       183,120
Dynegy Inc. (Class A)                  3,400        16,966(a)
Edison International                   2,700        71,577
Entergy Corp.                          2,000       121,220
Exelon Corp.                           5,550       203,630
FirstEnergy Corp.                      2,831       116,297
FPL Group Inc.                         1,600       109,312
KeySpan Corp.                          1,300        50,960
Nicor Inc.                               400        14,680
NiSource Inc.                          2,247        47,209
Peoples Energy Corp.                     300        12,504
PG&E Corp.                             3,500       106,400(a)
Pinnacle West Capital Corp.              800        33,200
PPL Corp.                              1,600        75,488
Progress Energy Inc.                   2,075        87,856
Public Service Enterprise
   Group Inc.                          2,000        85,200
Sempra Energy                          1,950        70,571
Southern Co.                           6,200       185,876
TECO Energy Inc.                       1,700        23,001
TXU Corp.                              2,600       124,592
Xcel Energy Inc.                       3,315        57,416
                                                 2,548,058

TOTAL INVESTMENTS IN SECURITIES
   (COST $82,325,720)                           88,574,249

See Notes to Schedules of Investments on page 67 and Notes to Financial Statements on page 84.

S&P 500 INDEX FUND

Schedule of Investments                                       September 30, 2004
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 3.6%
--------------------------------------------------------------------------------

GEI Short-Term Investment Fund     3,105,271$    3,105,271(l)
Money Market Obligations Trust         1,237         1,237


                                   PRINCIPAL
                                      AMOUNT         VALUE
--------------------------------------------------------------------------------

U.S. GOVERNMENT -- 0.2%

United States Treasury Bill
1.60%       12/9/04                 $200,000       199,387

TOTAL SHORT-TERM INVESTMENTS
   (COST $3,305,895)                             3,305,895


LIABILITIES IN EXCESS OF OTHER ASSETS,
   NET (0.3)%                                     (251,853)
                                             -------------


NET ASSETS-- 100%                            $  91,628,291
                                             -------------

--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------

The S&P 500 Index Fund had the following long futures contracts open at September 30, 2004:

                               NUMBER    CURRENT
                 EXPIRATION      OF     NOTIONAL  UNREALIZED
DESCRIPTION         DATE      CONTRACTS   VALUE  DEPRECIATION
--------------------------------------------------------------------------------

E-Mini S&P 500
   Futures      December 2004    58    $3,233,210   $(38,889)


See Notes to Schedules of Investments on page 67 and Notes to Financial Statements on page 84.

Value Equity Fund
--------------------------------------------------------------------------------

                                                                             Q&A

PAUL C. REINHARDT IS A SENIOR VICE PRESIDENT OF GE ASSET MANAGEMENT AND PORTFOLIO MANAGER OF THE VALUE EQUITY FUND. HE HAS SERVED IN THAT CAPACITY SINCE APRIL 2002. MR. REINHARDT JOINED GE ASSET MANAGEMENT IN 1982 AS AN EQUITY ANALYST AND HAS BEEN A PORTFOLIO MANAGER SINCE 1987. PAUL HOLDS AN MBA FROM COLUMBIA UNIVERSITY, A BA IN ECONOMICS FROM HARTWICK COLLEGE, AND IS A MEMBER OF THE NEW YORK SOCIETY OF SECURITY ANALYSTS. HE IS ALSO A HOLDER OF A CHARTERED FINANCIAL ANALYST DESIGNATION.

Q. HOW DID THE GE INSTITUTIONAL VALUE EQUITY FUND COMPARE TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE TWELVE MONTHS ENDED SEPTEMBER 30, 2004?

A. For the twelve-month period ended September 30, 2004, the GE Institutional Value Equity Fund returned 13.38%. The S&P 500 Index benchmark increased 13.87% over the same period, while the Fund's Lipper peer group of 413 Large Cap Value funds returned an average of 16.41%.

Q.  WHICH STOCKS/SECTORS HAVE PERFORMED WELL?
    WHICH HAVE NOT PERFORMED WELL? WHAT
    INVESTMENT STRATEGIES AND TECHNIQUES EMPLOYED BY THE FUND IMPACTED PERFORMANCE?

A. During the twelve months ended September 30, 2004, investments in the Energy, Healthcare, and Consumer Staples sectors helped performance while investments in the Consumer Discretionary and Financials sectors hurt performance. We were overweight in Energy, the best performing sector, due to geopolitical and supply concerns as well as attractive valuations. The best performing stocks were Burlington Resources, with large exposure to North American natural gas, and ConocoPhillips, a restructuring and new management play that has considerable exposure to both oil and gas prices and refining and marketing of gasoline. In Healthcare, performance was driven by our decision not to own Merck, which declined 30% after the announcement they were going to withdraw Vioxx from the market. The Consumer Staples sector was helped by Clorox and Kimberly Clark, two companies that have steady earnings growth and attractive valuations, and by not owning Coca-Cola, a stock we have had a negative opinion on for a considerable period of time. In the Consumer Discretionary sector, we were overweight in the Media sector, and were hurt by declines in Tribune Co. (-20%), Liberty Media (-11%) and Omnicom (-16%). We have increased holdings in this group, as we still like the long-term outlook and the attractive valuations. In the Financials sector we were hurt by an underweight position in banks, as we thought earnings growth would slow as the Fed began its tightening cycle, and by Fannie Mae, one of our large holdings, which declined following a negative report from OFHEO, its regulatory agency, that accused the company of improper accounting practices.

Q.  WHAT WERE THE MAJOR BUYS AND SELLS FOR THE QUARTER AND WHY?

A. In the Financials sector we reduced our holdings in Fannie Mae, and also in banks, as we expect bank earnings growth will slow in an environment of rising interest rates. We completely eliminated Cardinal Health, Inc. after the company warned of earnings disappointments and delayed release of financial statements due to potential accounting irregularities. We also reduced some of our Information Technology holdings such as Dell, BMC Software, Intel, Cisco and Oracle as we await more clarity in the global demand picture.


[PHOTO OMITTED]

PICTURED TO THE LEFT:
PAUL C. REINHARDT

Value Equity Fund
--------------------------------------------------------------------------------
                                              Understanding Your Fund's Expenses

As a shareholder of the Fund you incur transaction and ongoing expenses. Transaction expenses including sales charges on purchase payments, reinvested dividends (or other distributions), and redemption fees directly reduce the investment return of the Fund. Ongoing costs include portfolio management fees, distribution and service fees, professional fees, administrative fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have calculated the expenses paid by investors in each share class of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire period.

ACTUAL EXPENSES

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading "Expenses Paid During Period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table do not reflect any transaction costs, such as sales charges or redemption fees.

                          ACCOUNT VALUE AT THE BEGINNING     ACCOUNT VALUE AT THE END OF THE              EXPENSES
                          OF THE PERIOD APRIL 1, 2004 ($)     PERIOD SEPTEMBER 30, 2004 ($)        PAID DURING PERIOD ($)*
---------------------------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN**
---------------------------------------------------------------------------------------------------------------------------
     Investment Class                1,000.00                           1,002.11                             2.03
---------------------------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN
---------------------------------------------------------------------------------------------------------------------------
     Investment Class                1,000.00                           1,022.70                             2.08
---------------------------------------------------------------------------------------------------------------------------

 * EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.41% FOR INVESTMENT CLASS, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 183/366 (TO REFLECT THE SIX-MONTH PERIOD).

** ACTUAL FUND RETURN FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2004
   WAS 0.21% FOR INVESTMENT CLASS SHARES.

Value Equity Fund
--------------------------------------------------------------------------------


CHANGE IN VALUE
OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

[LINE CHART OMITTED, PLOT POINTS FOLLOWS]

                           VALUE EQUITY FUND                  S&P 500
2/2/2000                      10000.00                       10000.00
03/00                         10550.00                       10992.30
09/00                         10389.99                       10573.39
03/01                          9588.65                        8590.21
09/01                          8763.60                        7754.69
03/02                          9807.11                        8607.86
09/02                          7304.47                        6165.75
03/03                          7575.65                        6476.74
09/03                          8774.53                        7672.66
03/04                          9927.70                        8752.87
09/04                          9948.62                        8737.17


AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED SEPTMBER 30, 2004
--------------------------------------------------------------------------------

INVESTMENT CLASS SHARES
--------------------------------------------------------------------------------
                      ONE     THREE     SINCE
                     YEAR     YEAR   INCEPTION* COMMENCEMENT
--------------------------------------------------------------------------------
Value Equity Fund     13.38%    4.32%    -0.11%    2/2/00
--------------------------------------------------------------------------------
S&P 500               13.87%    4.06%    -3.24%
--------------------------------------------------------------------------------


INVESTMENT PROFILE
A mutual fund designed for investors who seek long-term growth of capital and future income by investing at least 80% of its net assets in equity securities under normal market conditions. The Fund invests primarily in U.S. companies that the portfolio manager believes are undervalued by the market but have solid growth prospects.


SECTOR ALLOCATION
AS OF SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

Portfolio Composition as a % of the Market Value of $137,937
(in thousands) as of September 30, 2004


[PIE CHART OMITTED, PLOT POINTS FOLLOWS]

Financials 21.1%
Industrials 12.2%
Information Technology 12.0%
Consumer - Staples 10.1%
Energy 9.7%
HealthCare 9.5%
Consumer - Discretionary 8.2%
Materials 6.2%
Short-Term Investments 4.2%
Utilities 3.9%
Telecommunication Services 2.9%


TEN LARGEST HOLDINGS
AS OF SEPTEMBER 30, 2004
as a % of Market Value
--------------------------------------------------------------------------------
 Exxon Mobil Corp.                                       3.79%
--------------------------------------------------------------------------------
 Pfizer Inc.                                             3.32%
--------------------------------------------------------------------------------
 Microsoft Corp.                                         2.74%
--------------------------------------------------------------------------------
 Citigroup Inc.                                          2.71%
--------------------------------------------------------------------------------
 American International Group Inc.                       2.47%
--------------------------------------------------------------------------------
 Industrial Select Sector SPDR Fund                      2.45%
--------------------------------------------------------------------------------
 Bank of America Corp.                                   2.29%
--------------------------------------------------------------------------------
 Abbott Laboratories                                     2.11%
--------------------------------------------------------------------------------
 Target Corp.                                            1.97%
--------------------------------------------------------------------------------
 PepsiCo Inc.                                            1.81%
--------------------------------------------------------------------------------


* INDEX RETURNS ARE NOT AVAILABLE FROM THE FUND'S INCEPTION DATE AND THEREFORE ARE CALCULATED FROM THE MONTH END NEAREST TO THE FUND'S INCEPTION DATE.

SEE NOTES TO PERFORMANCE BEGINNING ON PAGE 66 FOR FURTHER INFORMATION.

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

VALUE EQUITY FUND

Schedule of Investments                                       September 30, 2004
--------------------------------------------------------------------------------

                                VALUE EQUITY FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

COMMON STOCK -- 95.3%
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 8.4%

Comcast Corp. (Class A Special)       34,579 $     965,446(a)
Comcast Corp. (Class A)                4,168       117,704(a)
Family Dollar Stores Inc.              4,560       123,576
Liberty Media Corp. (Series A)       105,029       915,853(a)
Liberty Media International Inc.
   (Series A)                          4,654       155,267(a)
Lowe's Cos. Inc.                      27,968     1,520,061
News Corp. Ltd. ADR                   13,300       416,689(a,j)
Omnicom Group                         13,110       957,817
Target Corp.                          60,138     2,721,245
Time Warner Inc.                      92,114     1,486,720(a)
Tribune Co.                           31,255     1,286,143
Viacom Inc. (Class B)                 18,240       612,134
                                                11,278,655

CONSUMER STAPLES -- 10.4%

Altria Group Inc.                      3,420       160,877
Anheuser-Busch Cos. Inc.              29,450     1,471,028
Avon Products Inc.                     4,408       192,541
Clorox Co.                            38,541     2,054,235
Colgate-Palmolive Co.                 12,350       557,973
Costco Wholesale Corp.                 2,185        90,809
Kellogg Co.                           19,998       853,115
Kimberly-Clark Corp.                  28,799     1,860,127
Pepsi Bottling Group Inc.              9,500       257,925
PepsiCo Inc.                          51,299     2,495,696
Procter & Gamble Co.                  34,580     1,871,470
Sara Lee Corp.                        35,677       815,576
Wal-Mart Stores Inc.                  22,799     1,212,907(h)
                                                13,894,279

ENERGY -- 9.9%

Baker Hughes Inc.                      8,046       351,771
Burlington Resources Inc.             45,600     1,860,480
ConocoPhillips Co.                    29,647     2,456,254
EnCana Corp.                          27,742     1,284,455
Exxon Mobil Corp.                    108,298     5,234,042(h)
Nabors Industries Ltd.                 6,460       305,881(a)
Occidental Petroleum Corp.            12,705       710,591
Schlumberger Ltd.                     16,530     1,112,634
                                                13,316,108

FINANCIALS -- 21.0%

Allstate Corp.                        35,149     1,686,800
American Express Co.                   3,515       180,882
American International Group Inc.     50,159     3,410,310

--------------------------------------------------------------------------------
                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

Bank of America Corp.                 72,843  $  3,156,287(h)
Blackrock Inc. (Class A)              11,661       856,967
Chubb Corp.                            7,600       534,128
Citigroup Inc.                        84,699     3,736,920(h)
Federal Home Loan
   Mortgage Corp.                     12,705       828,874
Federal National Mortgage Assoc.      23,717     1,503,658
Hartford Financial Services
   Group Inc.                         16,340     1,011,936
JP Morgan Chase & Co.                 17,670       702,029
Lincoln National Corp.                 3,420       160,740
Marsh & McLennan Cos. Inc.            10,450       478,192
MBNA Corp.                            19,055       480,186
Mellon Financial Corp.                30,969       857,532
Morgan Stanley                        39,388     1,941,828
Principal Financial Group             16,150       580,916
Prudential Financial Inc.             16,530       777,571
Rayonier Inc. (REIT)                   6,270       283,655
SLM Corp.                             12,160       542,336
SouthTrust Corp.                       2,470       102,900
State Street Corp.                    24,775     1,058,140(e)
US Bancorp                            30,068       868,965
Wachovia Corp.                         5,979       280,714
Waddell & Reed Financial Inc.
   (Class A)                          14,630       321,860
Wells Fargo & Co.                     31,976     1,906,729
                                                28,251,055

HEALTHCARE -- 9.7%

Abbott Laboratories                   68,611     2,906,362(h)
Aetna Inc.                             4,845       484,161
GlaxoSmithKline PLC. ADR               9,107       398,249(j)
HCA Inc.                              13,300       507,395
Johnson & Johnson                     38,379     2,161,889
Pfizer Inc.                          149,499     4,574,669
UnitedHealth Group Inc.               15,010     1,106,837
WellPoint Health Networks              1,481       155,638(a)
Wyeth                                 20,900       781,660
                                                13,076,860

INDUSTRIALS -- 10.0%

Avery Dennison Corp.                   4,370       287,459
Burlington Northern
   Santa Fe Corp.                     27,740     1,062,719
Caterpillar Inc.                       4,660       374,897
Deere & Co.                           23,291     1,503,434
Eaton Corp.                            9,215       584,323
Emerson Electric Co.                   7,600       470,364
General Dynamics Corp.                13,680     1,396,728
Honeywell International Inc.          22,800       817,608
Lockheed Martin Corp.                 10,588       590,599
Northrop Grumman Corp.                30,917     1,648,804
Pitney Bowes Inc.                      4,085       180,149
Rockwell Collins Inc.                  9,526       353,796
3M Co.                                 6,840       546,995
Tyco International Ltd.               48,282     1,480,326


See Notes to Schedules of Investments on page 67 and Notes to Financial Statements on page 84.

VALUE EQUITY FUND

Schedule of Investments                                       September 30, 2004
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

Union Pacific Corp.                   11,020  $    645,772
United Technologies Corp.             16,530     1,543,571
                                                13,487,544

INFORMATION TECHNOLOGY -- 12.4%

Analog Devices Inc.                   34,959     1,355,710
Applied Materials Inc.                39,556       652,278(a)
BMC Software Inc.                     24,699       390,491(a)
Cisco Systems Inc.                    49,399       894,122(a)
Dell Inc.                             11,589       412,568(a)
EMC Corp.                             42,017       484,876(a)
First Data Corp.                      32,823     1,427,801
Fiserv Inc.                            2,280        79,481(a)
Hewlett-Packard Co.                   28,119       527,231
Intel Corp.                           67,639     1,356,838
International Business
   Machines Corp.                     27,740     2,378,428
Intuit Inc.                            4,750       215,650(a)
Microsoft Corp.                      136,798     3,782,465
Motorola Inc.                         12,069       217,725
Oracle Corp.                         128,438     1,448,781(a)
Siebel Systems Inc.                   21,850       164,749(a)
Texas Instruments Inc.                 6,650       141,512
Unisys Corp.                          64,599       666,662(a)
                                                16,597,368

MATERIALS -- 6.4%

Alcan Inc.                             6,777       323,941
Alcoa Inc.                            28,880       970,079
Barrick Gold Corp.                    31,729       667,578
Dow Chemical Co.                      16,303       736,569
Freeport-McMoRan Copper &
   Gold Inc. (Class B)                17,100       692,550
MeadWestvaco Corp.                     8,170       260,623
Monsanto Co.                          10,450       380,589
Newmont Mining Corp.                  17,290       787,214
Praxair Inc.                          30,399     1,299,253
Rohm & Haas Co.                       19,570       840,923
Weyerhaeuser Co.                      23,940     1,591,531
                                                 8,550,850

TELECOMMUNICATION SERVICES -- 3.0%

SBC Communications Inc.               22,799       591,634
Sprint Corp.                          29,639       596,633
Verizon Communications Inc.           49,589     1,952,815
Vodafone Group PLC. ADR               38,116       918,977
                                                 4,060,059

UTILITIES -- 4.1%

American Electric Power Co. Inc.      21,595       690,176
Dominion Resources Inc.               29,647     1,934,467
Entergy Corp.                         16,940     1,026,733

--------------------------------------------------------------------------------
                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

Exelon Corp.                          22,230  $    815,619
PG&E Corp.                            31,920       970,368(a)
                                                 5,437,363

TOTAL COMMON STOCK
   (COST $115,545,447)                         127,950,141

--------------------------------------------------------------------------------
EXCHANGE TRADED FUNDS -- 3.1%
--------------------------------------------------------------------------------

Financial Select Sector SPDR Fund     28,313       805,788(j)
Industrial Select Sector SPDR Fund   119,334     3,384,312(j)

TOTAL EXCHANGE TRADED FUNDS
   (COST $3,910,575)                             4,190,100


TOTAL INVESTMENTS IN SECURITIES
   (COST $119,456,022)                         132,140,241

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 4.3%
--------------------------------------------------------------------------------

GEI Short-Term Investment Fund     1,036,751     1,036,751(l)
State Street Navigator
   Securities Lending
   Prime Portfolio                 4,759,660     4,759,660(e,m)

TOTAL SHORT-TERM INVESTMENTS
   (COST $5,796,411)                             5,796,411


LIABILITIES IN EXCESS OF OTHER ASSETS,
   NET (2.7)%                                   (3,637,708)
                                              ------------

NET ASSETS-- 100%                             $134,298,944
                                              ------------

--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------

The Value Equity Fund had the following short futures contract open at September 30, 2004:

                               NUMBER       CURRENT
                 EXPIRATION      OF        NOTIONAL     UNREALIZED
DESCRIPTION         DATE      CONTRACTS      VALUE     APPRECIATION
--------------------------------------------------------------------------------

S&P 500 Index
   Futures      December 2004     1       $(278,725)      $1,163


See Notes to Schedules of Investments on page 67 and Notes to Financial Statements on page 84.

Small-Cap Value Equity Fund
--------------------------------------------------------------------------------

                                                                             Q&A

PALISADE CAPITAL MANAGEMENT, L.L.C. ("PALISADE") IS SUB-ADVISER FOR THE SMALL-CAP VALUE EQUITY FUND. PALISADE HAS A HISTORY OF MANAGING SMALL-CAP EQUITY PORTFOLIOS AND FOR SEVERAL YEARS HAS PROVIDED PENSION FUND SERVICES TO GE. PALISADE TRANSLATES ITS EXPERIENCE FROM VARIOUS INSTITUTIONAL AND PRIVATE ACCOUNTS TO MUTUAL FUNDS IT SUB-ADVISES FOR GE ASSET MANAGEMENT. PALISADE HAS MANAGED THE SMALL-CAP VALUE EQUITY FUND SINCE ITS INCEPTION.

THE FUND IS MANAGED BY AN INVESTMENT ADVISORY COMMITTEE (SENIOR INVESTMENT COMMITTEE) COMPOSED OF THE FOLLOWING MEMBERS: JACK FEILER, MARTIN L. BERMAN, STEVEN E. BERMAN, DENNISON VERU AND RICHARD WHITMAN. MR. FEILER, CHIEF INVESTMENT OFFICER AT PALISADE, HAS DAY-TO-DAY RESPONSIBILITY FOR MANAGING THE FUND AND WORKS WITH THE SENIOR INVESTMENT COMMITTEE IN DEVELOPING AND EXECUTING THE FUND'S INVESTMENT PROGRAM. MR. FEILER HAS MORE THAN 33 YEARS OF INVESTMENT EXPERIENCE AND HAS SERVED AS THE PRINCIPAL SMALL-CAP PORTFOLIO MANAGER AT PALISADE SINCE THE COMMENCEMENT OF PALISADE'S OPERATIONS IN APRIL 1995. PRIOR TO JOINING PALISADE, MR. FEILER WAS A SENIOR VICE PRESIDENT-INVESTMENTS AT SMITH BARNEY FROM 1990 TO 1995.

Q. HOW DID THE GE INSTITUTIONAL SMALL CAP VALUE EQUITY FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE TWELVE-MONTH PERIOD ENDED SEPTEMBER 30, 2004?

A. For the twelve-month period ended September 30, 2004, the GE Institutional Small Cap Value Fund gained 17.97% while the Fund's benchmark, the Russell 2000 Index, gained 18.77% for the same period and its Lipper peer group of 541 Small Cap Core funds gained an average of 20.52%.

Q.  WHAT MARKET CONDITIONS IMPACTED FUND PERFORMANCE?

A. The small cap market performed well during the last twelve months despite events that included oil peaking over $50, three Fed funds hikes totaling 75 basis points (bps), a weakening US economic outlook and muted inflation concerns, and the unsettling Iraq situation. Reversing last year's trend, valuation reemerged as a priority for investors. Stocks with lower price to earnings ratios, stocks with more stable expected growth rates, and companies with the highest returns on equity and lowest betas generally outperformed during the period.

Q. WHAT INVESTMENT STRATEGIES AND TECHNIQUES EMPLOYED BY THE FUND IMPACTED PERFORMANCE?

A. Our strategy has and always will be to invest in companies with strong valuation metrics. For most of 2003, the market drivers were based purely on speculation and not on valuation. The speculative aberration has reversed and valuation metrics have regained their rightful position in determining investment success. We believe strong stock selection combined with disciplined buying and selling is imperative to Fund performance.

Q.  WHY DID THE FUND UNDERPERFORM ITS BENCHMARK OVER THE LAST TWELVE MONTHS?

A. The Fund performed slightly below its benchmark primarily due to lagging results in the Financials, Information
    Technology, and Materials sectors.

Q.  DID THE WEIGHTINGS OF THE FUND CHANGE? WHY?

A. The most significant changes in sector allocation include reductions in the Healthcare, Information Technology, and Materials sectors and increases in the Consumer Discretionary, Financials, and Industrials sectors. Profit taking and realignment of positions lowered slightly our exposure to Materials and Healthcare. Our exposure to the Consumer Discretionary and Industrials sectors increased significantly over the twelve-month period, as the outlook within these sectors has appeared to be favorable.

Small-Cap Value Equity Fund
--------------------------------------------------------------------------------
                                                                             Q&A

Q.  WHICH STOCKS/SECTORS HAVE PERFORMED WELL? WHICH HAVE NOT PERFORMED WELL?

A. Among the top contributors to return over the last twelve months were: Noven Pharmaceuticals (+135 bps), Massey Energy (+116 bps), American Eagle Outfitters (+112 bps), Veritas DGC (+99 bps), and Advanced Medical Optics (+93 bps). These companies all share the common quality of having catalysts for profitability, cash flow and cash earnings. Among the detractors were:
    OmniVision Technologies (-57 bps), Amkor Technology (-54 bps), Intevac (-45 bps), Thoratec (-40 bps) and Cray Computers (-37 bps). Despite leadership positions and strong niche products in their respective industry groups, these companies experienced execution difficulties.

Q.  WHICH INVESTMENTS STAND OUT?

A. Energy and select Biotech and Specialty Pharmaceutical, Industrials, and Materials companies have provided the strongest near-term returns and believe that the outlook continues to be favorable. We believe that comprehensive analysis and stock selection will make the difference in stock performance through the coming period.

Small-Cap Value Equity Fund
--------------------------------------------------------------------------------
                                              Understanding Your Fund's Expenses


As a shareholder of the Fund you incur transaction and ongoing expenses. Transaction expenses including sales charges on purchase payments, reinvested dividends (or other distributions), and redemption fees directly reduce the investment return of the Fund. Ongoing costs include portfolio management fees, distribution and service fees, professional fees, administrative fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have calculated the expenses paid by investors in each share class of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire period.

ACTUAL EXPENSES

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading "Expenses Paid During Period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table do not reflect any transaction costs, such as sales charges or redemption fees.

                                ACCOUNT VALUE AT THE BEGINNING        ACCOUNT VALUE AT THE END OF THE               EXPENSES
                                OF THE PERIOD APRIL 1, 2004 ($)        PERIOD SEPTEMBER 30, 2004 ($)         PAID DURING PERIOD ($)*
------------------------------------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN**
------------------------------------------------------------------------------------------------------------------------------------
     Investment Class                     1,000.00                                970.59                                3.02
------------------------------------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN
------------------------------------------------------------------------------------------------------------------------------------
     Investment Class                     1,000.00                              1,021.66                                3.17
------------------------------------------------------------------------------------------------------------------------------------

 * EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.62% FOR INVESTMENT CLASS, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 183/366 (TO REFLECT THE SIX-MONTH PERIOD).

** ACTUAL FUND RETURN FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2004
   WAS (2.94)% FOR INVESTMENT CLASS SHARES.

Small-Cap Value Equity Fund
--------------------------------------------------------------------------------


CHANGE IN VALUE
OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

[LINE CHART OMITTED, PLOT POINTS FOLLOWS]

                            SMALL-CAP VALUE
                             EQUITY FUND                   RUSSELL 2000
8/3/98                        10000.00                       10000.00
09/98                          8910.00                        8689.02
03/99                          8680.73                        9553.26
09/99                         10155.95                       10338.27
03/00                         13319.90                       13112.56
09/00                         13051.23                       12772.28
03/01                         13285.99                       11119.37
09/01                         13713.48                       10071.48
03/02                         16272.03                       12689.21
09/02                         13284.89                        9144.80
03/03                         12327.48                        9274.00
09/03                         14662.24                       12487.81
03/04                         17820.80                       15193.66
09/04                         17296.66                       14831.78


AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED SEPTMBER 30, 2004
--------------------------------------------------------------------------------

INVESTMENT CLASS SHARES
--------------------------------------------------------------------------------
                        ONE      FIVE      SINCE
                       YEAR      YEAR    INCEPTION*    COMMENCEMENT
--------------------------------------------------------------------------------
 Small-Cap Value
  Equity Fund         17.97%    11.24%     9.30%          8/3/98
--------------------------------------------------------------------------------
Russell 2000          18.77%     7.49%     6.60%
--------------------------------------------------------------------------------


INVESTMENT PROFILE
A mutual fund designed for investors who seek long-term growth of capital by investing at least 80% of its net assets in equity securities of small-cap companies under normal market conditions. The Fund invests primarily in small-cap companies that the portfolio managers believe are undervalued by the market but have solid growth prospects.


SECTOR ALLOCATION
AS OF SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

Portfolio Composition as a % of the Market Value of $233,312
(in thousands) as of September 30, 2004


[PIE CHART OMITTED, PLOT POINTS FOLLOWS]

Financial Services 19.8%
Technology 18.6%
Short-Term Investments 17.2%
Consumer - Discretionary 16.4%
Healthcare 8.0%
Materials & Processing 4.4%
Autos & Transportation 4.0%
Real Estate Investment Trust 4.0%
Energy 3.2%
Producer Durables 1.6%
Broadcast/Cable 1.5%
Utilities 1.3%


TEN LARGEST HOLDINGS
AS OF SEPTEMBER 30, 2004
as a % of Market Value
--------------------------------------------------------------------------------
 DRS Technologies Inc.                                   2.51%
--------------------------------------------------------------------------------
 Centene Corp.                                           2.02%
--------------------------------------------------------------------------------
 Genesee & Wyoming Inc. (Class A)                        1.90%
--------------------------------------------------------------------------------
 Warnaco Group Inc.                                      1.72%
--------------------------------------------------------------------------------
 Manitowoc Co.                                           1.59%
--------------------------------------------------------------------------------
 Noven Pharmaceuticals Inc.                              1.56%
--------------------------------------------------------------------------------
 Webster Financial Corp.                                 1.56%
--------------------------------------------------------------------------------
 Interactive Data Corp.                                  1.50%
--------------------------------------------------------------------------------
 Federal Realty Investment Trust (REIT)                  1.45%
--------------------------------------------------------------------------------
 Mueller Industries Inc.                                 1.42%
--------------------------------------------------------------------------------


* INDEX RETURNS ARE NOT AVAILABLE FROM THE FUND'S INCEPTION DATE AND THEREFORE ARE CALCULATED FROM THE MONTH END NEAREST THE FUND'S INCEPTION DATE.

SEE NOTES TO PERFORMANCE BEGINNING ON PAGE 66 FOR FURTHER INFORMATION.

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

SMALL-CAP VALUE EQUITY FUND

Schedule of Investments                                       September 30, 2004
--------------------------------------------------------------------------------

                          SMALL-CAP VALUE EQUITY FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------
COMMON STOCK -- 93.6%
--------------------------------------------------------------------------------

AUTOS & TRANSPORTATION -- 4.5%

Adesa Inc.                            84,800   $ 1,393,264(a)
Fleetwood Enterprises Inc.           167,800     2,547,204(a,j)
Genesee & Wyoming Inc. (Class A)     174,699     4,423,379(a)
RailAmerica Inc.                      91,200     1,007,760(a)
                                                 9,371,607

BROADCAST/CABLE -- 1.7%

Citadel Broadcasting Corp.            67,600       866,632(a)
Cumulus Media Inc. (Class A)          79,100     1,138,249(a)
Lodgenet Entertainment Corp.          70,800       934,560(a)
Regent Communications Inc.            82,700       468,082(a,j)
                                                 3,407,523

CONSUMER DISCRETIONARY -- 18.5%

American Eagle Outfitters             54,900     2,023,065
Big Lots Inc.                         79,600       973,508(a)
Brinker International Inc.            33,100     1,031,065(a)
Comfort Systems U.S.A. Inc.          241,700     1,595,220(a)
Dave & Buster's Inc.                 173,800     3,298,724(a,j)
Goodyear Tire & Rubber Co.           169,600     1,821,504(a,j)
IKON Office Solutions Inc.           184,900     2,222,498
Journal Register Co.                  51,700       977,130(a)
Kenneth Cole Productions Inc.
   (Class A)                          44,900     1,263,486(j)
Linens 'N Things Inc.                 97,600     2,261,392(a)
NCO Group Inc.                       119,100     3,209,745(a)
Perry Ellis International Inc.        63,600     1,430,364(a,j)
Rare Hospitality International Inc.   36,300       967,395(a)
School Specialty Inc.                  3,800       149,758(a)
Smithfield Foods Inc.                121,900     3,047,500(a)
Source Interlink Cos. Inc.           163,600     1,590,192(a)
Talbots Inc.                          64,000     1,586,560
TeleTech Holdings Inc.               221,000     2,086,240(a,j)
Tommy Hilfiger Corp.                  97,000       957,390(a)
Triarc Cos. (Class A)                 41,400       473,202(j)
Triarc Cos. (Class B)                108,500     1,244,495(j)
Warnaco Group Inc.                   180,800     4,019,184(a)
                                                38,229,617

ENERGY -- 3.7%

Chesapeake Energy Corp.              129,400     2,048,402
Hydril Company LP                     28,200     1,211,190(a)
Oil States International Inc.        129,000     2,412,300(a)
St Mary Land & Exploration Co.        47,700     1,898,937
                                                 7,570,829

--------------------------------------------------------------------------------
                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

FINANCIALS -- 22.4%

BISYS Group Inc.                     195,900   $ 2,862,099(a)
Cullen/Frost Bankers Inc.             55,800     2,593,026
Greater Bay Bancorp                  108,300     3,113,625(j)
HCC Insurance Holdings Inc.           71,200     2,146,680
Hilb Rogal & Hobbs Co.                64,300     2,328,946(j)
Interactive Data Corp.               185,400     3,489,228(a,j)
Kronos Inc.                           23,100     1,023,099(a)
KV Pharmaceutical Co. (Class A)      168,200     3,010,780(a,j)
MoneyGram International Inc.         180,900     3,089,772
Platinum Underwriters
   Holdings Ltd.                      72,600     2,125,728
PRG-Schultz International Inc.       186,100     1,068,214(a,j)
Raymond James Financial Inc.         107,650     2,596,518
Sandy Spring Bancorp Inc.             62,500     2,043,750(j)
Sky Financial Group Inc.              96,600     2,415,000
Sterling Bancorp                      76,400     2,066,620(j)
The Mills Corp. (REIT)                19,800     1,027,026
Waddell & Reed Financial Inc.
   (Class A)                         148,400     3,264,800
Webster Financial Corp.               73,700     3,640,043
Westamerica Bancorp                   43,100     2,365,759(j)
                                                46,270,713

HEALTHCARE -- 9.0%

Centene Corp.                        110,650     4,711,477(a)
Computer Programs &
   Systems Inc.                      100,700     2,020,042(j)
Immunicon Corp.                      129,600     1,296,000(a,j)
Kensey Nash Corp.                     16,700       437,373(a,j)
Medical Action Industries Inc.        84,000     1,396,752(a)
Noven Pharmaceuticals Inc.           174,700     3,640,748(a)
Santarus Inc.                        125,400     1,137,378(a,j)
The Cooper Companies Inc.             32,900     2,255,295(j)
Thoratec Corp.                       182,200     1,752,764(a,j)
                                                18,647,829

MATERIALS & PROCESSING -- 5.0%

Harsco Corp.                          57,600     2,586,240
Mueller Industries Inc.               77,200     3,315,740
Packaging Corp. of America           100,000     2,447,000
Spartech Corp.                        76,800     1,927,680
                                                10,276,660

PRODUCER DURABLES -- 1.8%

Manitowoc Co.                        104,300     3,698,478

REAL ESTATE INVESTMENT TRUST -- 4.5%

BioMed Realty Trust Inc.             132,600     2,332,434
CarrAmerica Realty Corp.              36,600     1,196,820
Federal Realty Investment Trust       76,800     3,379,200
Kramont Realty Trust                   5,600       104,160
Omega Healthcare Investors Inc.      209,300     2,252,068
                                                 9,264,682


See Notes to Schedules of Investments on page 67 and Notes to Financial Statements on page 84.

SMALL-CAP VALUE EQUITY FUND

Schedule of Investments                                       September 30, 2004
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

TECHNOLOGY -- 21.0%

Ceridian Corp.                        88,800   $ 1,634,808(a)
DRS Technologies Inc.                156,400     5,855,616(a)
EDO Corp.                             40,500     1,123,875(j)
infoUSA Inc.                         148,000     1,318,680(a)
Intergraph Corp.                     108,300     2,942,511(a,j)
Intermagnetics General Corp.         107,850     2,496,727(a)
Itron Inc.                           101,800     1,776,410(a,j)
Micros Systems Inc.                   29,900     1,497,093(a)
Mobility Electronics Inc.            233,000     1,919,920(a,j)
Omnivision Technologies Inc.         119,000     1,683,850(a,j)
Parametric Technology Corp.          471,000     2,486,880(a)
Photon Dynamics Inc.                  81,000     1,644,300(a,j)
Rudolph Technologies Inc.             98,900     1,655,586(a)
Semitool Inc.                        104,200       790,878(a,j)
SpectraLink Corp.                     99,800       948,100(j)
Startek Inc.                          41,400     1,298,304
Teledyne Technologies Inc.            86,800     2,173,472(a)
Tessera Technologies Inc.             52,200     1,153,620(a)
Varian Inc.                           80,400     3,044,748(a)
Woodward Governor Co.                 46,200     3,118,038
Zoran Corp.                          174,569     2,744,225(a)
                                                43,307,641

UTILITIES -- 1.5%

Idacorp Inc.                          37,400     1,086,844(j)
Quanta Services Inc.                 335,900     2,032,195(a,j)
                                                 3,119,039

TOTAL INVESTMENTS IN SECURITIES
   (COST $184,490,626)                         193,164,618

--------------------------------------------------------------------------------
                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 19.5%
--------------------------------------------------------------------------------

GEI Short-Term Investment Fund     8,129,087   $ 8,129,087(l)
State Street Navigator Securities
  Lending Prime Portfolio         31,971,541    31,971,541(e,m)

TOTAL SHORT-TERM INVESTMENTS
   (COST $40,100,628)                           40,100,628


LIABILITIES IN EXCESS OF OTHER ASSETS,
   NET (13.1)%                                 (26,938,307)
                                              ------------


NET ASSETS-- 100.0%                           $206,326,939
                                              ------------


See Notes to Schedules of Investments on page 67 and Notes to Financial Statements on page 84.

International Equity Fund
--------------------------------------------------------------------------------

                                                                             Q&A

RALPH R. LAYMAN IS A DIRECTOR AND EXECUTIVE VICE PRESIDENT OF GE ASSET MANAGEMENT. HE MANAGES THE OVERALL INTERNATIONAL EQUITY INVESTMENTS FOR GE ASSET MANAGEMENT. MR. LAYMAN LEADS A TEAM OF PORTFOLIO MANAGERS FOR THE INTERNATIONAL EQUITY FUND AND MANAGES THE FOREIGN INVESTMENTS FOR THE STRATEGIC INVESTMENT FUND. HE HAS SERVED IN THOSE CAPACITIES SINCE EACH FUND'S COMMENCEMENT. MR. LAYMAN JOINED GE ASSET MANAGEMENT IN 1991 AS SENIOR VICE PRESIDENT FOR INTERNATIONAL INVESTMENTS AND BECAME AN EXECUTIVE VICE PRESIDENT IN 1992. RALPH IS THE HOLDER OF A CHARTERED FINANCIAL ANALYST DESIGNATION, A CHARTER MEMBER OF THE INTERNATIONAL SOCIETY OF SECURITY ANALYSTS AND A MEMBER OF THE NEW YORK SOCIETY OF SECURITY ANALYSTS. HE IS ALSO A MEMBER OF THE NEW YORK STOCK EXCHANGE INTERNATIONAL CAPITAL MARKETS ADVISORY COMMITTEE AND A MEMBER OF THE FRANK RUSSELL 20/20 EXECUTIVE COMMITTEE. HE HOLDS A BS IN ECONOMICS AND AN MS IN FINANCE FROM THE UNIVERSITY OF WISCONSIN.


Q. HOW DID THE GE INSTITUTIONAL INTERNATIONAL EQUITY FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE TWELVE-MONTH PERIOD ENDED SEPTEMBER 30, 2004?

A. For the twelve-month period ended September 30, 2004, the GE Institutional International Equity Fund Investment Class shares increased 21.53% and the Service Class shares increased 21.23%. The benchmark MSCI EAFE index rose 22.08% and the Fund's Lipper peer group of 286 International funds returned an average of 20.74% for the same period.

Q.  WHAT MARKET CONDITIONS IMPACTED FUND PERFORMANCE?

A. During the year the market reflected strong absolute returns where most European countries, the emerging markets and Canada performed well, although Japan lagged. Still recovering from the bear markets of the three previous years, policy response and improving profitability sparked a strong price recovery.

Q.  WHAT WORLD EVENTS HAD A MAJOR IMPACT ON FINANCIAL MARKETS?

A. Over twelve months, China has moved from accelerated growth to fears of a hard landing, back to acceleration again. This has sustained a high level of volatility in those sectors exposed to the Chinese economy. Meanwhile, oil prices have moved to record highs pushed by rising demand (China) and conflict in the Middle East. While beneficial for the producers, companies with input prices dependent on oil are seeing their costs rise sharply.

Q.  WHICH STOCKS AND SECTORS SIGNIFICANTLY AFFECTED THE FUND'S PERFORMANCE?

A. Special circumstances polarized sector returns where the Energy sector (high oil prices) and Materials sector (China imports) shared top return honors with the defensive Utilities sector. Similarly, both defensive (Telecommunication and Consumer Staples) and cyclical (Consumer Discretionary and Information Technology) stocks failed to beat the benchmark, reflecting consumer slowdown concerns and inventory issues in the Information Technology market.

[PHOTO OMITTED]
PICTURED TO THE LEFT:
RALPH R. LAYMAN

International Equity Fund
--------------------------------------------------------------------------------

                                                                             Q&A

    Top performing stocks included metals and mining company, BHP Billiton (UK), benefiting from the surge in China imports, Brambles (UK - business services) on a recovery in its core pallet business, ENI (Italy - energy) and Sinopec, the Chinese energy play, supplying downstream services to a high growth market. Negative contributions came from Taiwan Semiconductor on inventory and pricing fears, Carrefour (France - food retail) on diminishing market share in its home market; and Johnson Electric (Hong Kong - electric motors) on Chinese competition.

Q.  WHAT WERE THE MAJOR BUYS AND SELLS FOR THE LAST QUARTER AND WHY?

A. Positions were added in Telecommunication Equipment on signs of renewed capital investment and also increased in Industrials (China transportation), Materials (aluminium), Financials (Japanese consumer finance and Hong Kong real estate) and Consumer Staples. Holdings were trimmed in Energy (from expensive oil to a greater gas focus) and Consumer Discretionary (valuations and deteriorating fundamentals).

International Equity Fund
--------------------------------------------------------------------------------
                                              Understanding Your Fund's Expenses

As a shareholder of the Fund you incur transaction and ongoing expenses. Transaction expenses including sales charges on purchase payments, reinvested dividends (or other distributions), and redemption fees directly reduce the investment return of the Fund. Ongoing costs include portfolio management fees, distribution and service fees, professional fees, administrative fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have calculated the expenses paid by investors in each share class of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire period.

ACTUAL EXPENSES

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading "Expenses Paid During Period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table do not reflect any transaction costs, such as sales charges or redemption fees.

                          ACCOUNT VALUE AT THE BEGINNING     ACCOUNT VALUE AT THE END OF THE              EXPENSES
                          OF THE PERIOD APRIL 1, 2004 ($)     PERIOD SEPTEMBER 30, 2004 ($)        PAID DURING PERIOD ($)*
---------------------------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN**
---------------------------------------------------------------------------------------------------------------------------
     Investment Class                1,000.00                           1,008.88                             2.82
     Service Class                   1,000.00                           1,006.92                             4.05
---------------------------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN
---------------------------------------------------------------------------------------------------------------------------
     Investment Class                1,000.00                           1,021.89                             2.91
     Service Class                   1,000.00                           1,020.67                             4.18
---------------------------------------------------------------------------------------------------------------------------

 * EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.57% FOR INVESTMENT CLASS AND 0.82% FOR SERVICE CLASS, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 183/366 (TO REFLECT THE SIX-MONTH PERIOD).

** ACTUAL FUND RETURNS FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2004 ARE AS
   FOLLOWS: 0.89% FOR INVESTMENT CLASS SHARES, AND 0.69% FOR SERVICE CLASS
   SHARES.

International Equity Fund
--------------------------------------------------------------------------------

 CHANGE IN VALUE OF A $10,000 INVESTMENT

INVESTMENT CLASS SHARES
--------------------------------------------------------------------------------

[LINE CHART OMITTED, PLOT POINTS FOLLOWS]

                       INTERNATIONAL EQUITY FUND            MSCI EAFE
11/25/97                      10000.00                       10000.00
3/98                          12027.37                       11571.01
9/98                          10066.17                       10031.47
3/99                          12472.12                       12272.45
9/99                          13035.72                       13136.61
3/00                          16497.03                       15351.60
9/00                          14551.12                       13554.35
3/01                          12345.92                       11379.24
9/01                          10290.32                        9665.57
3/02                          11488.20                       10392.19
9/02                           8644.21                        8164.62
3/03                           8322.40                        7978.80
9/03                          10808.97                       10289.64
3/04                          13020.57                       12569.67
9/04                          13136.25                       12561.69


SERVICE CLASS SHARES
--------------------------------------------------------------------------------

[LINE CHART OMITTED, PLOT POINTS FOLLOWS]

                  INTERNATIONAL EQUITY FUND              MSCI EAFE
1/3/2001                  10000.00                       10000.00
3/01                       8821.46                        8626.76
6/01                       8900.62                        8513.11
9/01                       7343.89                        7327.60
12/01                      8109.06                        7838.61
3/02                       8180.19                        7878.46
6/02                       7913.45                        7711.48
9/02                       6144.04                        6189.71
12/02                      6476.88                        6589.13
3/03                       5908.57                        6048.84
6/03                       7189.51                        7214.36
9/03                       7667.61                        7800.71
12/03                      9076.84                        9132.97
3/04                       9231.93                        9529.24
6/04                       9195.44                        9549.75
9/04                       9295.78                        9523.19


--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED SEPTMBER 30, 2004
--------------------------------------------------------------------------------
INVESTMENT CLASS SHARES
--------------------------------------------------------------------------------
                       ONE       FIVE      SINCE
                      YEAR       YEAR    INCEPTION*    COMMENCEMENT
--------------------------------------------------------------------------------
International
   Equity Fund       21.53%     0.15%      4.06%         11/25/97
--------------------------------------------------------------------------------
MSCI EAFE            22.08%    -0.89%      3.39%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED SEPTMBER 30, 2004
--------------------------------------------------------------------------------
SERVICE CLASS SHARES
--------------------------------------------------------------------------------
                       ONE       THREE       SINCE
                      YEAR       YEAR     INCEPTION*    COMMENCEMENT
--------------------------------------------------------------------------------
International
   Equity Fund       21.23%     8.17%       -1.93%         1/3/01
--------------------------------------------------------------------------------
MSCI EAFE            22.08%     9.12%       -1.47%
--------------------------------------------------------------------------------


INVESTMENT PROFILE
A mutual fund designed for investors who seek long-term growth of capital by investing at least 80% of its net assets in equity securities under normal market conditions. The Fund invests primarily in companies in developed and developing countries outside the United States.


REGIONAL ALLOCATION AS OF SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

Portfolio Composition as a % of the Market Value of $648,041
(in thousands) as of September 30, 2004


[PIE CHART OMITTED, PLOT POINTS FOLLOWS]

Europe 52.1%
Short Term 22.0%
Japan 12.9%
Other Region 12.1%
Pacific Rim 0.9%


TEN LARGEST HOLDINGS
AS OF SEPTEMBER 30, 2004
as a % of Market Value
--------------------------------------------------------------------------------
 BHP Billiton PLC.                                       2.50%
--------------------------------------------------------------------------------
 Total S.A.                                              2.37%
--------------------------------------------------------------------------------
 Ente Nazionale Idrocarburi S.p.A                        1.81%
--------------------------------------------------------------------------------
 Vodafone Group PLC.                                     1.79%
--------------------------------------------------------------------------------
 BNP Paribas                                             1.78%
--------------------------------------------------------------------------------
 GlaxoSmithKline PLC.                                    1.60%
--------------------------------------------------------------------------------
 Royal Bank of Scotland Group PLC.                       1.54%
--------------------------------------------------------------------------------
 Telefonica S.A.                                         1.53%
--------------------------------------------------------------------------------
 Tesco PLC.                                              1.46%
--------------------------------------------------------------------------------
 Komatsu Ltd.                                            1.42%
--------------------------------------------------------------------------------


* INDEX RETURNS ARE NOT AVAILABLE FROM THE FUND'S INCEPTION DATE AND THEREFORE ARE CALCULATED FROM THE MONTH END NEAREST TO THE FUND'S INCEPTION DATE.

SEE NOTES TO PERFORMANCE BEGINNING ON PAGE 66 FOR FURTHER INFORMATION.

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

INTERNATIONAL EQUITY FUND

Schedule of Investments                                       September 30, 2004
--------------------------------------------------------------------------------

                           INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

COMMON STOCK -- 97.4%
--------------------------------------------------------------------------------

AUSTRALIA -- 0.4%

Woolworths Ltd.                      225,213 $   2,221,872

BRAZIL -- 3.0%

Aracruz Celulose S.A. ADR             70,787     2,344,465(j)
Cia Vale do Rio Doce SP ADR          156,129     3,005,483(a)
Cia Vale do Rio Doce ADR             228,009     5,123,362
Empresa Brasileira de
   Aeronautica S.A. ADR              193,948     5,120,227
                                                15,593,537

CANADA -- 2.6%

Alcan Inc.                           134,822     6,445,206
Bank of Nova Scotia                   19,363       565,338(j)
Manulife Financial Corp.              71,468     3,128,543(j)
Nortel Networks Corp.              1,013,839     3,428,731(a)
                                                13,567,818

CHINA -- 2.1%

China Petroleum & Chemical Corp.  16,328,000     6,647,995
Huaneng Power International Inc.   5,380,000     4,346,471(j)
                                                10,994,466

DENMARK -- 0.4%

Falck A/S                             25,525       208,320(a)
Group 4 Securicor PLC.               857,150     1,773,927(a)
                                                 1,982,247

FINLAND -- 1.3%

Nokia Oyj                            194,858     2,681,511
Sampo Oyj (Series A)                 331,718     3,666,744
Stora Enso Oyj (Series R)             35,389       478,210
                                                 6,826,465

FRANCE -- 13.3%

Accor S.A.                            58,087     2,263,880(j)
AXA                                  267,805     5,418,279(j)
BNP Paribas                          178,923    11,555,563(h,j)
Carrefour S.A.                       121,322     5,706,324(j)
Credit Agricole S.A.                 177,722     4,847,247(j)
Lagardere S.C.A. (Regd.)             108,440     6,726,043(j)
LVMH Moet Hennessy Louis
   Vuitton S.A.                       42,235     2,819,503(j)
Renault S.A.                          64,820     5,301,349(j)
Sanofi-Aventis                        60,454     4,384,898(j)

--------------------------------------------------------------------------------
                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

Total S.A.                            75,407 $  15,359,501(h,j)
Veolia Environnement                 149,235     4,294,556(j)
                                                68,677,143

GERMANY -- 4.7%

Allianz AG (Regd.)                     8,578       863,923
BASF AG                               71,611     4,220,244(j)
Bayerische Motoren Werke AG           70,067     2,880,468
DaimlerChrysler AG (Regd.)            53,257     2,196,020(j)
E.ON AG                               87,330     6,442,753
Schering AG                           42,998     2,715,569(j)
Siemens AG (Regd.)                    65,493     4,816,278
                                                24,135,255

HONG KONG -- 0.7%

Sun Hung Kai Properties Ltd. (REIT)  407,431     3,840,214

INDIA -- 0.2%

Tata Motors Ltd. ADR                 119,166     1,068,919(a)

IRELAND -- 1.4%

Bank of Ireland                      500,550     6,739,045
CRH PLC.                              23,544       558,515
                                                 7,297,560

ISRAEL -- 0.1%

Teva Pharmaceutical
   Industries Ltd. ADR                28,054       728,001

ITALY -- 5.8%

Banca Intesa S.p.A.                1,045,640     3,973,976(j)
Ente Nazionale Idrocarburi S.p.A     522,990    11,717,946(j)
Mediaset S.p.A.                       59,242       672,508(j)
Riunione Adriatica di Sicurta
   S.p.A.                            332,963     6,397,464(j)
Telecom Italia S.p.A               2,274,937     5,212,995(j)
UniCredito Italiano S.p.A.           360,422     1,817,435
                                                29,792,324

JAPAN -- 16.1%

Acom Co. Ltd.                        105,653     6,537,708(j)
Aiful Corp.                           30,300     2,971,855(j)
Asahi Glass Co. Ltd.                 671,000     6,106,365(j)
Canon Inc.                           129,000     6,062,877
Chugai Pharmaceutical Co. Ltd.       301,100     4,341,042
Daikin Industries Ltd.               248,000     5,996,643(j)
Honda Motor Co. Ltd.                 120,200     5,823,781(j)
Hoya Corp.                            52,700     5,522,706(j)
JFE Holdings Inc.                     37,200     1,059,819(j)
JSR Corp.                            123,900     2,001,016
Komatsu Ltd.                       1,428,000     9,173,198(j)
Lawson Inc.                           57,396     1,989,318
Mitsubishi Estate Co. Ltd. (REIT)    394,000     4,111,056(j)


See Notes to Schedules of Investments on page 67 and Notes to Financial Statements on page 84.

INTERNATIONAL EQUITY FUND

Schedule of Investments                                       September 30, 2004
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

Mitsui & Co. Ltd.                    674,000  $  5,644,440(j)
Mitsui OSK Lines Ltd.              1,013,842     6,080,384
Mitsui Sumitomo Insurance
   Co. Ltd.                          521,000     4,296,956
Nissan Motor Co. Ltd.                149,800     1,630,994(j)
Sharp Corp.                          128,000     1,760,632(j)
Toto Ltd.                            274,000     2,379,150(j)
                                                83,489,940

MEXICO -- 1.6%

America Movil S.A. de C.V. ADR
   (Series L)                         59,241     2,312,176
Grupo Televisa S.A. ADR               55,142     2,907,638
Wal-Mart de Mexico S.A. de C.V.
   (Series V)                        834,582     2,829,637
                                                 8,049,451

NETHERLANDS -- 2.8%

Aegon N.V.                           137,735     1,484,860
ING Groep N.V.                       247,136     6,237,080
Koninklijke Philips Electronics N.V. 287,648     6,587,852
                                                14,309,792

NORWAY -- 0.6%

Statoil ASA                          206,437     2,959,396

RUSSIA -- 1.1%

LUKOIL ADR                            20,655     2,561,220(b)
LUKOIL ADR                             8,116     1,012,471
MMC Norilsk Nickel ADR                29,060     1,845,310(j)
                                                 5,419,001

SOUTH KOREA -- 2.5%

Kookmin Bank                          67,745     2,144,425(a)
POSCO                                 17,602     2,621,575
POSCO ADR                              6,906       261,392
Samsung Electronics Co. Ltd.          19,890     7,911,090
                                                12,938,482

SPAIN -- 3.2%

Banco Santander Central Hispano
   S.A. (Regd.)                      476,823     4,654,803(j)
Grupo Ferrovial S.A.                  38,954     1,739,292(j)
Telefonica S.A.                      662,317     9,912,302
Telefonica S.A. ADR                    5,990       269,490(j)
                                                16,575,887

SWEDEN -- 3.2%

Sandvik AB                            51,584     1,782,008
Skandinaviska Enskilda Banken AB
   (Series A)                        189,177     2,923,328(j)

--------------------------------------------------------------------------------
                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

Svenska Handelsbanken                288,120 $   6,035,315
Telefonaktiebolaget LM Ericsson
   (Series B)                      1,951,940     6,059,428(a)
                                                16,800,079

SWITZERLAND -- 6.9%

ABB Ltd. (Regd.)                     693,209     4,230,201
Credit Suisse Group (Regd.)          278,504     8,887,951(h)
Nestle S.A. (Regd.)                   34,260     7,846,849(h)
Novartis AG (Regd.)                  181,534     8,461,023(h)
Roche Holding AG                      61,810     6,385,433
                                                35,811,457

TAIWAN -- 1.9%

China Steel Corp. ADR                 82,525     1,671,135(b)
Taiwan Semiconductor
   Manufacturing Co. Ltd.          6,595,167     8,406,557
                                                10,077,692

UNITED KINGDOM -- 21.5%

BG Group PLC.                        828,441     5,561,677
BHP Billiton PLC.                  1,539,072    16,194,924(h)
Brambles Industries PLC.           1,966,830     9,137,924
Diageo PLC.                          224,689     2,805,441
Exel PLC.                            267,411     3,309,830
GlaxoSmithKline PLC.                 481,206    10,370,819(h)
Kingfisher PLC.                      762,511     4,253,236
National Grid Transco PLC.           124,946     1,054,172
Rank Group PLC.                      141,160       713,943
Reed Elsevier PLC.                   744,191     6,531,252
Rio Tinto PLC. (Regd.)               202,109     5,434,689
Royal Bank of Scotland
   Group PLC.                        344,573     9,951,405
SABMiller PLC.                        86,502     1,141,883
Smith & Nephew PLC.                  665,643     6,118,928
Smiths Group PLC.                    406,289     5,455,182
Tesco PLC.                         1,837,239     9,483,345(j)
Vodafone Group PLC.                4,844,653    11,593,875(h)
Wolseley PLC.                        135,844     2,319,277
                                               111,431,802

TOTAL COMMON STOCK
   (COST $429,197,432)                         504,588,800

--------------------------------------------------------------------------------
PREFERRED STOCK -- 0.2%
--------------------------------------------------------------------------------

GERMANY -- 0.2%

Henkel KGaA
   (COST $929,692)                    12,673       931,328(j)

TOTAL INVESTMENT IN SECURITIES
   (COST $430,127,124)                         505,520,128


See Notes to Schedules of Investments on page 67 and Notes to Financial Statements on page 84.

INTERNATIONAL EQUITY FUND

Schedule of Investments                                       September 30, 2004
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 27.5%
--------------------------------------------------------------------------------

GEI Short-Term Investment Fund     4,980,214  $  4,980,214(l)
State Street Navigator Securities
   Lending Prime Portfolio       137,540,338   137,540,338(e,m)

TOTAL SHORT-TERM INVESTMENTS
   (COST $142,520,552)                         142,520,552


LIABILITIES IN EXCESS OF OTHER ASSETS,
   NET (25.1)%                                (130,149,829)
                                              ------------


NET ASSETS-- 100.0%                           $517,890,851
                                              ------------

--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------

The GE Institutional International Equity Fund had the following long futures contracts open at September 30, 2004:

                               NUMBER    CURRENT
                 EXPIRATION      OF     NOTIONAL  UNREALIZED
DESCRIPTION         DATE      CONTRACTS   VALUE  DEPRECIATION
--------------------------------------------------------------------------------
Dow Jones
   EUROSTOXX
   50 Index
   Futures      December 2004    12     $407,326   $(4,044)
FTSE 100
   Index
   Futures      December 2004     3      249,935      (346)
TOPIX Index
   Futures      December 2004     3      300,095     1,128
                                                   -------
                                                   $(3,262)
                                                   -------


The International Equity Fund was invested in the following sectors at September 30, 2004:

                                        PERCENTAGE (BASED ON
SECTORS                                     MARKET VALUE)
--------------------------------------------------------------------------------
Short Term                                      21.99%
Financials                                      17.45%
Industrials                                     11.62%
Consumer Discretionary                           8.36%
Materials                                        8.22%
Energy                                           7.07%
Healthcare                                       6.71%
Information Technology                           6.18%
Consumer Staples                                 5.39%
Telecommunication Services                       4.52%
Utilities                                        2.49%
                                             ---------
                                               100.00%
                                             ---------

See Notes to Schedules of Investments on page 67 and Notes to Financial Statements on page 84.

Premier Growth Equity Fund
--------------------------------------------------------------------------------

                                                                             Q&A

DAVID B. CARLSON HAS BEEN THE PORTFOLIO MANAGER OF THE PREMIER GROWTH EQUITY FUND SINCE ITS INCEPTION IN 1999. (SEE PAGE 1 FOR DAVID'S BIOGRAPHICAL INFORMATION).


Q. HOW DID THE GE INSTITUTIONAL PREMIER GROWTH EQUITY FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE TWELVE-MONTH PERIOD ENDED SEPTEMBER 30, 2004?

A. For the twelve-month period ended September 30, 2004, the GE Institutional Premier Growth Equity Fund gained 6.79% for the Investment Class shares and 6.58% for the Service Class shares. The S&P 500 Index, the Fund's benchmark, returned 13.87% and the Fund's Lipper peer group of 631 Large Cap Growth funds returned an average of 7.12% for the same period.

Q.  WHAT WERE THE PRIMARY DRIVERS OF FUND PERFORMANCE?

A. The rebound in corporate earnings and the soaring price of oil have been the biggest surprises over the last year. These events have been reflected in stock prices as Energy, Basic Materials and Industrials stocks have been the best performers. Energy stocks within the S&P 500 Index were up 45% during the year. Basic Materials, Industrials, and Utilities were all up in excess of 20%. These sectors are all underweighted in the Fund and this has negatively impacted performance.

    Technology and Healthcare stocks have been laggards with gains of 2% and 5%, respectively. The Fund continues to be overweighted in Technology and Healthcare.

Q.  WHAT WERE THE SIGNIFICANT CHANGES TO THE FUND OVER THE YEAR?

A. Portfolio turnover has been modest over the last year at about 20%. The total number of stocks held by the Fund stands at 36. We have lowered our weighting in Technology stocks, and increased our weighting in Healthcare stocks. New positions in Healthcare include Zimmer Holdings and Medtronic, two high quality medical device companies. We also established holdings in United Healthcare, the largest HMO in the country, and Amgen, the largest biotech company.

[PHOTO OMITTED]

PICTURED TO THE LEFT:
DAVID B. CARLSON

Premier Growth Equity Fund
--------------------------------------------------------------------------------
                                              Understanding Your Fund's Expenses


As a shareholder of the Fund you incur transaction and ongoing expenses. Transaction expenses including sales charges on purchase payments, reinvested dividends (or other distributions), and redemption fees directly reduce the investment return of the Fund. Ongoing costs include portfolio management fees, distribution and service fees, professional fees, administrative fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have calculated the expenses paid by investors in each share class of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire period.

ACTUAL EXPENSES

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading "Expenses Paid During Period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table do not reflect any transaction costs, such as sales charges or redemption fees.

                          ACCOUNT VALUE AT THE BEGINNING   ACCOUNT VALUE AT THE END OF THE           EXPENSES
                          OF THE PERIOD APRIL 1, 2004 ($)   PERIOD SEPTEMBER 30, 2004 ($)     PAID DURING PERIOD ($)*
----------------------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN**
----------------------------------------------------------------------------------------------------------------------
     Investment Class                1,000.00                           972.62                          1.82
     Service Class                   1,000.00                           971.57                          3.00
----------------------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN
----------------------------------------------------------------------------------------------------------------------
     Investment Class                1,000.00                         1,022.89                          1.87
     Service Class                   1,000.00                         1,021.72                          3.09
----------------------------------------------------------------------------------------------------------------------

 * EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.37% FOR INVESTMENT CLASS AND 0.61% FOR SERVICE CLASS, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 183/366 (TO REFLECT THE SIX-MONTH PERIOD).

** ACTUAL FUND RETURNS FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2004 ARE AS
   FOLLOWS: (2.74)% FOR INVESTMENT CLASS SHARES, AND (2.84)% FOR SERVICE CLASS SHARES.

Premier Growth Equity Fund
--------------------------------------------------------------------------------

 CHANGE IN VALUE OF A $10,000 INVESTMENT

INVESTMENT CLASS SHARES
--------------------------------------------------------------------------------

[LINE CHART OMITTED, PLOT POINTS FOLLOWS]

                          PREMIER GROWTH FUND                S&P 500
10/29/99                      10000.00                       10000.00
3/00                          12103.05                       11069.14
9/00                          11462.36                       10647.30
3/01                          10050.64                        8650.25
9/01                           8759.44                        7808.89
3/02                          10258.26                        8668.03
9/02                           7405.86                        6208.85
3/03                           7782.05                        6522.01
9/03                           9384.24                        7726.29
3/04                          10304.04                        8814.05
9/04                          10021.89                        8798.24


SERVICE CLASS SHARES
--------------------------------------------------------------------------------

[LINE CHART OMITTED, PLOT POINTS FOLLOWS]

                     PREMIER GROWTH FUND                  S&P 500
1/3/2001                  10000.00                       10000.00
3/01                       9400.97                        8815.97
6/01                       9739.13                        9331.41
9/01                       8173.91                        7958.49
12/01                      9380.39                        8808.80
3/02                       9564.32                        8834.09
6/02                       8305.85                        7650.05
9/02                       6892.50                        6327.80
12/02                      7418.49                        6861.89
3/03                       7234.48                        6646.95
6/03                       8377.28                        7670.12
9/03                       8716.24                        7874.30
12/03                      9571.53                        8833.18
3/04                       9561.82                        8982.90
6/04                       9649.19                        9137.11
9/04                       9290.01                        8966.79


--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED SEPTMBER 30, 2004
--------------------------------------------------------------------------------
INVESTMENT CLASS SHARES
--------------------------------------------------------------------------------
                        ONE      THREE     SINCE
                       YEAR      YEAR    INCEPTION*   COMMENCEMENT
--------------------------------------------------------------------------------
Premier Growth
   Equity Fund         6.79%    4.59%      0.04%        10/29/99
--------------------------------------------------------------------------------
S&P 500               13.87%    4.06%     -2.57%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED SEPTMBER 30, 2004
--------------------------------------------------------------------------------
SERVICE CLASS SHARES
--------------------------------------------------------------------------------
                       ONE      THREE     SINCE
                       YEAR      YEAR   INCEPTION*   COMMENCEMENT
--------------------------------------------------------------------------------
Premier Growth
   Equity Fund         6.58%    4.36%    -1.95%         1/3/01
--------------------------------------------------------------------------------
S&P 500               13.87%    4.06%    -2.57%
--------------------------------------------------------------------------------

INVESTMENT PROFILE
A mutual fund designed for investors who seek long-term growth of capital and future income by investing at least 80% of its net assets in equity securities under normal market conditions. The Fund invests primarily in a limited number of large-and medium-sized companies that the portfolio manager believes have above-average growth histories and/or growth potential.


SECTOR ALLOCATION AS OF SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

Portfolio Composition as a % of the Market Value of $461,556
(in thousands) as of September 30, 2004


[PIE CHART OMITTED, PLOT POINTS FOLLOWS]

Information Technology 24.7%
Healthcare 21.2%
Financial 21.1%
Consumer - Discretionary 16.2%
Short-Term Investments 7.0%
Telecommunication Services 4.0%
Industrials 3.3%
Energy 2.5%


TEN LARGEST HOLDINGS
AS OF SEPTEMBER 30, 2004
as a % of Market Value
--------------------------------------------------------------------------------
 Vodafone Group PLC. ADR                                 4.00%
--------------------------------------------------------------------------------
 First Data Corp.                                        3.92%
--------------------------------------------------------------------------------
 Carnival Corp.                                          3.92%
--------------------------------------------------------------------------------
 UnitedHealth Group Inc.                                 3.64%
--------------------------------------------------------------------------------
 Federal National Mortgage Assoc.                        3.50%
--------------------------------------------------------------------------------
 American International Group Inc.                       3.42%
--------------------------------------------------------------------------------
 Microsoft Corp.                                         3.42%
--------------------------------------------------------------------------------
 Molex Inc. (Class A)                                    3.33%
--------------------------------------------------------------------------------
 SLM Corp.                                               3.31%
--------------------------------------------------------------------------------
 Liberty Media Corp. (Series A)                          3.30%
--------------------------------------------------------------------------------


* INDEX RETURNS ARE NOT AVAILABLE FROM THE FUND'S INCEPTION DATE AND THEREFORE ARE CALCULATED FROM THE MONTH END NEAREST TO THE FUND'S INCEPTION DATE.

SEE NOTES TO PERFORMANCE BEGINNING ON PAGE 66 FOR FURTHER INFORMATION.

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

PREMIER GROWTH EQUITY FUND

Schedule of Investments                                       September 30, 2004
--------------------------------------------------------------------------------

                           PREMIER GROWTH EQUITY FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

COMMON STOCK -- 96.5%
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 16.8%

Carnival Corp.                       382,409 $  18,084,121
Comcast Corp. (Class A Special)      483,043    13,486,560(a)
Home Depot Inc.                      348,864    13,675,469
IAC/InterActiveCorp                  402,536     8,863,843(a,j)
Liberty Media Corp. (Series A)     1,744,322    15,210,488(a,h)
Liberty Media International
   Inc. (Series A)                   161,014     5,371,749(a,j)
                                                74,692,230

ENERGY -- 2.6%

Schlumberger Ltd.                    174,432    11,741,018

FINANCIALS -- 21.9%

AFLAC Inc.                           337,727    13,242,276(h)
American Express Co.                 187,850     9,666,761
American International Group Inc.    232,129    15,782,451
Citigroup Inc.                       275,066    12,135,912
Federal National Mortgage Assoc.     254,939    16,163,133
SLM Corp.                            342,155    15,260,113
State Street Corp.                   355,573    15,186,523(e)
                                                97,437,169

HEALTHCARE -- 22.0%

Amgen Inc.                           140,888     7,985,532(a)
Cardinal Health Inc.                  52,538     2,299,588(h)
DENTSPLY International Inc.          161,014     8,363,067
Johnson & Johnson                    241,521    13,604,878
Lincare Holdings Inc.                275,066     8,172,211(a,j)
Medtronic Inc.                       154,305     8,008,429
Pfizer Inc.                          489,752    14,986,411
UnitedHealth Group Inc.              228,104    16,820,389
Wyeth                                254,939     9,534,719
Zimmer Holdings Inc.                 100,634     7,954,111(a)
                                               97,729,335

INDUSTRIALS -- 3.4%

Dover Corp.                          389,118    15,125,017

INFORMATION TECHNOLOGY -- 25.6%

Certegy Inc.                         207,976     7,738,787
Cisco Systems Inc.                   583,677    10,564,554(a)
Dell Inc.                            335,446    11,941,878(a)
First Data Corp.                     415,954    18,093,999
Intel Corp.                          328,737     6,594,464

--------------------------------------------------------------------------------
                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

Intuit Inc.                          261,648 $  11,878,819(a)
Microsoft Corp.                      570,259    15,767,661
Molex Inc. (Class A)                 583,677    15,356,542
Paychex Inc.                         275,066     8,293,240
Yahoo! Inc.                          228,104     7,735,006(a)
                                               113,964,950

TELECOMMUNICATION SERVICES -- 4.2%

Vodafone Group PLC. ADR              764,818    18,439,762(h)

TOTAL INVESTMENT IN SECURITIES
   (COST $419,262,060)                         429,129,481

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 7.3%
--------------------------------------------------------------------------------

GEI Short-Term Investment Fund    15,205,254    15,205,254(l)
State Street Navigator Securities
   Lending Prime Portfolio        17,221,561    17,221,561(e,m)

TOTAL SHORT-TERM INVESTMENTS
   (COST $32,426,815)                           32,426,815


LIABILITIES IN EXCESS OF OTHER ASSETS,
   NET (3.8)%                                  (17,020,399)
                                              ------------

NET ASSETS-- 100.0%                           $444,535,897
                                              ------------

--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------

The Premier Growth Equity Fund had the following short futures contracts open at September 30, 2004:

                               NUMBER      CURRENT
                 EXPIRATION      OF        NOTIONAL     UNREALIZED
DESCRIPTION         DATE      CONTRACTS     VALUE      DEPRECIATION
--------------------------------------------------------------------------------

S&P 500 Index
   Futures      December 2004     3      $(836,175)       $(600)


See Notes to Schedules of Investments on page 67 and Notes to Financial Statements on page 84.

Strategic Investment Fund
--------------------------------------------------------------------------------

THE STRATEGIC INVESTMENT FUND IS JOINTLY MANAGED BY RALPH R. LAYMAN (SEE PAGE 27 FOR RALPH'S BIOGRAPHICAL DETAILS) ROBERT MACDOUGALL AND CHRISTOPHER D. BROWN.


ROBERT MACDOUGALL IS A DIRECTOR AND EXECUTIVE VICE PRESIDENT OF GE ASSET MANAGEMENT. HE OVERSEES A PORTION OF THE FIXED INCOME INVESTMENTS FOR GE ASSET MANAGEMENT. HE LEADS A TEAM OF PORTFOLIO MANAGERS FOR THE INCOME FUND. MR. MACDOUGALL ALSO MANAGES FIXED INCOME INVESTMENTS FOR THE STRATEGIC INVESTMENT FUND. HE HAS SERVED IN THOSE CAPACITIES SINCE EACH FUND'S COMMENCEMENT. BOB JOINED GEAM IN 1986 AS VICE PRESIDENT. HE BECAME A SENIOR VICE PRESIDENT OF FIXED INCOME IN 1993 AND A DIRECTOR AND EXECUTIVE VICE PRESIDENT IN 1997. PRIOR TO JOINING GEAM, BOB HELD A VARIETY OF FINANCIAL MANAGEMENT POSITIONS WITHIN GE'S CORPORATE TREASURY AND FINANCIAL PLANNING DEPARTMENTS. BOB RECEIVED BOTH HIS MASTERS AND BACHELOR IN BUSINESS ADMINISTRATION FROM THE UNIVERSITY OF MASSACHUSETTS.


CHRISTOPHER BROWN IS A SENIOR VICE PRESIDENT OF GE ASSET MANAGEMENT. HE MANAGES DOMESTIC EQUITY INVESTMENTS FOR THE STRATEGIC INVESTMENT FUND AND HAS SERVED IN THIS CAPACITY SINCE SEPTEMBER 2003. MR. BROWN JOINED GE ASSET MANAGEMENT IN 1985 AS A MANAGER OF MUTUAL FUND ACCOUNTING. HE BECAME A U.S. EQUITY ANALYST IN 1989, A VICE PRESIDENT AND PORTFOLIO MANAGER IN 1992, AND A SENIOR VICE PRESIDENT IN 1996. CHRIS IS A CUM LAUDE GRADUATE IN ECONOMICS FROM BUCKNELL UNIVERSITY AND IS THE HOLDER OF A CHARTERED FINANCIAL ANALYST DESIGNATION.


Q. HOW DID THE GE INSTITUTIONAL STRATEGIC INVESTMENT FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE TWELVE-MONTH PERIOD ENDED SEPTEMBER 30, 2004?

A. For the twelve-month period ended September 30, 2004, the GE Institutional Strategic Investment Fund gained 8.12%. During the same period, the Fund's broad based benchmarks, the S&P 500 Index and the

[PHOTO OMITTED]

PICTURED FROM LEFT TO RIGHT:
ROBERT A. MACDOUGALL,
CHRISTOPHER D. BROWN AND
RALPH R. LAYMAN

--------------------------------------------------------------------------------

Q&A

Lehman Brothers Aggregate Bond Index returned 13.87% and 3.68%, respectively. The Fund's Lipper peer group of 64 Flexible funds gained an average of 13.25%.

Q.  WHAT WERE THE PRIMARY DRIVERS OF FUND PERFORMANCE?

A. During the twelve-month period ended September 30, 2004, the sectors driving the underperformance in the domestic equity markets include Healthcare, Financials, and Industrials. In the Healthcare sector, our holdings were down 6.8% compared to the sector return of 4.8%. Cardinal Health was down 37% in the most recent quarter. The company lowered guidance for this year and next. Despite being a long-term shareholder in Cardinal Health, given the changes in the business model, management's mis-execution here in the short run, and a formal revenue recognition inquiry by the SEC, we have reduced our exposure. Lincare (-19%) was negatively impacted by a change in Medicare reimbursement earlier in the year, which caused investors to lower expected earnings growth. Headline risk associated with diet drug litigation at Wyeth (-17%) as well as concerns about drug reimportation from Canada has negatively impacted the stock. In the Financials sector, our holdings were up 7.2% but trailed the sector return of 14.9%. Fannie Mae (-7%) was the worst performer in the sector due to alleged improper accounting methods on its derivative activities and hedging activities. While concerned regarding the impact of new capital requirements on future growth, we continue to hold what we believe is an undervalued stock. The bank processing companies, including Mellon (-6%) and State Street (-4%), declined amid concerns of rising interest rates and falling estimates due to rising expenses. In the Industrials sector, our holdings returned 12.2% compared to the sector return of 23.4%. Corinthian Colleges, a recent small addition to the portfolio, was down 53% during our holding period. Allegations of fraud in their student aid process have weakened the stock as well as negative estimate revisions. Southwest Airlines (-23%) is another recent addition that has been negatively impacted by weather and higher fuel costs. We have used the recent share weakness to start building a position in the best-run domestic airline company. The biggest positive drivers to performance were the Consumer Discretionary and Consumer Staples sectors. In the Consumer Discretionary sector, our holdings were up 15.5 % compared to the sector return of 14.1%. Solid positive performances by EBay (+71%), Carnival Cruise Lines (+46%), Home Depot (+24%), and Target (+21%) drove the outperformance. In Consumer Staples our underweight position relative to the benchmark and our bottom up stock selection process helped our relative return as the sector has trailed the broader index year to date. As was the case last year, smaller capitalization stocks continued to outperform our larger capitalization holdings.

    International equity markets have reflected strong absolute returns where most European countries, the emerging markets, and Canada performed well, although Japan lagged. Still recovering from the bear markets of the three previous years, policy response and improving profitability sparked a strong price recovery.

    Over the past twelve months, China has moved from accelerated growth to fears of a hard landing, back to acceleration again. This has sustained a high level of volatility in those sectors exposed to the Chinese economy. Meanwhile, oil prices have moved to record highs pushed by rising demand (China) and conflict in the Middle East. While beneficial for the producers, companies with input prices dependent on oil are seeing their costs rise sharply.

    Special circumstances polarized sector returns where energy (high oil prices) and materials (China imports) shared top return honors with defensive utilities. Similarly, both defensive (telecom and consumer

Strategic Investment Fund
--------------------------------------------------------------------------------

                                                                             Q&A

    staples) and cyclical (consumer discretionary and IT) stocks failed to beat the benchmark, reflecting consumer slowdown concerns and inventory issues in the IT market. Top performing stocks included two metals and mining companies, BHP Billiton (UK) and CVRD (Brazil), benefiting from the surge in China imports. Strong contributions also came from Brambles (UK - business services) on a recovery in its core pallet business, and Sinopec, the Chinese energy play, supplying downstream services to a high growth market. Negative contributions came from Taiwan Semiconductor on inventory and pricing fears, Johnson Electric (Hong Kong - electric motors) on Chinese competition, and Carrefour (France - food retail) on diminishing market share in its home market.

    In the fixed income portfolio, the spread between short and long Treasury yields narrowed significantly. The yield on the two-year Treasury note increased 115 basis points, while the yield on the 10-year Treasury note ended the period merely 18 basis points higher. Most of this yield curve flattening began in the spring of 2004 when employment growth surged ahead of expectations and market sentiment for Fed tightening grew. The Fed signaled and then began a "measured" pace of removing policy accommodation in June. By September end, the monetary authorities had raised the Fed funds target 75 basis points to 1.75%. On a duration-adjusted basis, all non-Treasury sectors outperformed U.S. Treasuries. The corporate bond sector performed best during the period as an improving fundamental picture pushed credit spreads tighter. Residential mortgage-backed security spreads also narrowed due to declining volatility, which benefited performance in that sector.

    Fund performance was negatively impacted by duration positioning in the third quarter. Shorter portfolio duration relative to the benchmark detracted from relative return as interest rates declined. Yield curve positioning taking advantage of a flattening yield curve and sector positioning (overweight commercial mortgage-backed securities) benefited performance. Security selection in residential mortgage-backed securities and lower quality corporate securities also had a positive impact.

Strategic Investment Fund
--------------------------------------------------------------------------------
                                              Understanding Your Fund's Expenses


As a shareholder of the Fund you incur transaction and ongoing expenses. Transaction expenses including sales charges on purchase payments, reinvested dividends (or other distributions), and redemption fees directly reduce the investment return of the Fund. Ongoing costs include portfolio management fees, distribution and service fees, professional fees, administrative fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have calculated the expenses paid by investors in each share class of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire period.

ACTUAL EXPENSES

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading "Expenses Paid During Period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table do not reflect any transaction costs, such as sales charges or redemption fees.

                          ACCOUNT VALUE AT THE BEGINNING     ACCOUNT VALUE AT THE END OF THE              EXPENSES
                          OF THE PERIOD APRIL 1, 2004 ($)     PERIOD SEPTEMBER 30, 2004 ($)        PAID DURING PERIOD ($)*
---------------------------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN**
---------------------------------------------------------------------------------------------------------------------------
     Investment Class                1,000.00                             988.66                             1.92
---------------------------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN
---------------------------------------------------------------------------------------------------------------------------
     Investment Class                1,000.00                           1,022.80                             1.98
---------------------------------------------------------------------------------------------------------------------------

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.39% FOR INVESTMENT CLASS, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 183/366 (TO REFLECT THE SIX-MONTH PERIOD).

** ACTUAL FUND RETURN FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2004 WAS (1.13)% FOR INVESTMENT CLASS SHARES.

Strategic Investment Fund
--------------------------------------------------------------------------------

CHANGE IN VALUE
OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

[LINE CHART OMITTED, PLOT POINTS FOLLOWS]

                            STRATEGIC INVESTMENT FUND                  S&P 500                    LB AGGREGATE
10/29/99                             10000.00                          10000.00                      10000.00
3/00                                 11013.66                          11069.14                      10170.64
9/00                                 11023.71                          10647.30                      10659.73
3/01                                 10602.69                           8650.25                      11445.10
9/01                                 10094.71                           7808.89                      12040.47
3/02                                 10880.97                           8668.03                      12057.19
9/02                                  9304.65                           6208.85                      13075.52
3/03                                  9574.91                           6522.01                      13466.17
9/03                                 10914.06                           7726.29                      13782.88
3/04                                 11935.77                           8814.05                      14194.02
9/04                                 11800.40                           8798.24                      14289.82


AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED SEPTMBER 30, 2004
--------------------------------------------------------------------------------

INVESTMENT CLASS SHARES
--------------------------------------------------------------------------------
                        ONE     THREE     SINCE
                       YEAR     YEAR    INCEPTION*   COMMENCEMENT
--------------------------------------------------------------------------------
Strategic Investment
   Fund                8.12%    5.34%     3.42%        10/29/99
--------------------------------------------------------------------------------
S&P 500               13.87%    4.06%    -2.57%
--------------------------------------------------------------------------------
LB Aggregate           3.68%    5.88%     7.53%


INVESTMENT PROFILE
A mutual fund designed for investors who seek to maximize total return by investing primarily in a combination of equity securities and investment grade debt securities.


REGIONAL ALLOCATION
AS OF SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

Portfolio Composition as a % of the Market Value of $126,737
(in thousands) as of September 30, 2004

[PIE CHART OMITTED, PLOT POINTS FOLLOWS]

Domestic Equity 46.3%
Bonds and Notes 25.2%
Foreign Equity 14.7%
Short-Term Investments and Others 13.8%


TEN LARGEST HOLDINGS
AS OF SEPTEMBER 30, 2004
as a % of Market Value
--------------------------------------------------------------------------------
 Federal National Mortgage Assoc. TBA 5.00%              2.64%
--------------------------------------------------------------------------------
 Federal National Mortgage Assoc. TBA 6.00%              2.32%
--------------------------------------------------------------------------------
 First Data Corp.                                        2.09%
--------------------------------------------------------------------------------
 Citigroup Inc.                                          1.90%
--------------------------------------------------------------------------------
 Pfizer Inc.                                             1.84%
--------------------------------------------------------------------------------
 American International Group Inc.                       1.82%
--------------------------------------------------------------------------------
 Vodafone Group PLC. ADR                                 1.62%
--------------------------------------------------------------------------------
 Exxon Mobil Corp.                                       1.54%
--------------------------------------------------------------------------------
 Liberty Media Corp. (Series A)                          1.52%
--------------------------------------------------------------------------------
 Federal National Mortgage Assoc.                        1.51%
--------------------------------------------------------------------------------


* INDEX RETURNS ARE NOT AVAILABLE FROM THE FUND'S INCEPTION DATE AND THEREFORE ARE CALCULATED FROM THE MONTH END NEAREST TO THE FUND'S INCEPTION DATE.

SEE NOTES TO PERFORMANCE BEGINNING ON PAGE 66 FOR FURTHER INFORMATION.

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

STRATEGIC INVESTMENT FUND

Schedule of Investments                                       September 30, 2004
--------------------------------------------------------------------------------

                           STRATEGIC INVESTMENT FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

DOMESTIC EQUITY -- 49.9%
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 8.8%

Carnival Corp.                        35,710  $  1,688,726
Comcast Corp. (Class A Special)       51,736     1,444,469(a)
eBay Inc.                              4,056       372,909(a)
Harley-Davidson Inc.                   6,467       384,398
Home Depot Inc.                       47,327     1,855,218
IAC/InterActiveCorp                    3,086        67,954(a)
Liberty Media Corp. (Series A)       220,580     1,923,458(a)
Liberty Media International
   Inc. (Series A)                    13,268       442,647(a)
Target Corp.                          17,344       784,816
Viacom Inc. (Class B)                 29,396       986,530
                                                 9,951,125

CONSUMER STAPLES -- 2.3%

Clorox Co.                             3,234       172,372
Colgate-Palmolive Co.                 20,744       937,214
PepsiCo Inc.                          24,129     1,173,876
Wal-Mart Stores Inc.                   6,909       367,559
                                                 2,651,021

ENERGY -- 3.8%

Burlington Resources Inc.             15,581       635,705
Exxon Mobil Corp.                     40,421     1,953,547
Nabors Industries Ltd.                 9,848       466,303(a)
Schlumberger Ltd.                     18,225     1,226,725
                                                 4,282,280

FINANCIALS -- 12.0%

AFLAC Inc.                            12,200       478,362
American Express Co.                   4,899       252,103
American International Group Inc.     34,001     2,311,728(h)
Bank of America Corp.                 35,746     1,548,874
Berkshire Hathaway Inc. (Class B)        285       818,235(a)
Citigroup Inc.                        54,632     2,410,364(h)
Federal National Mortgage Assoc.      30,130     1,910,242
HCC Insurance Holdings Inc.            3,105        93,616
JP Morgan Chase & Co.                 10,290       408,822
Marsh & McLennan Cos. Inc.            23,224     1,062,730
Mellon Financial Corp.                10,877       301,184
SLM Corp.                              9,337       416,430
State Street Corp.                    37,238     1,590,435(e)
                                                13,603,125

HEALTHCARE -- 7.7%

Abbott Laboratories                   28,807     1,220,265
Cardinal Health Inc.                  14,697       643,288

--------------------------------------------------------------------------------
                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

DENTSPLY International Inc.            5,881   $   305,459
Johnson & Johnson                     30,278     1,705,560
Lincare Holdings Inc.                 35,274     1,047,991(a)
Pfizer Inc.                           76,171     2,330,833
Wyeth                                 38,216     1,429,278
                                                 8,682,674

INDUSTRIALS -- 3.4%

CheckFree Corp.                        6,056       167,570(a)
Corinthian Colleges Inc.               8,085       108,986(a)
Dover Corp.                           35,274     1,371,100
Southwest Airlines Co.                37,675       513,134
Tyco International Ltd.                9,337       286,272
United Technologies Corp.              4,557       425,533
Waste Management Inc.                 33,908       927,045(j)
                                                 3,799,640

INFORMATION TECHNOLOGY -- 11.9%

Applied Materials Inc.                20,434       336,957(a)
Automatic Data Processing Inc.        25,868     1,068,866(h)
Certegy Inc.                          18,209       677,557
Cisco Systems Inc.                    51,445       931,155(a)
Dell Inc.                             32,335     1,151,126(a)
EMC Corp.                             10,258       118,377(a)
First Data Corp.                      60,847     2,646,845
Intel Corp.                           40,653       815,499
International Business
   Machines Corp.                      7,643       655,311
Intuit Inc.                           20,385       925,479(a)
Microsoft Corp.                       68,199     1,885,702
Molex Inc. (Class A)                  52,326     1,376,697
Oracle Corp.                          31,012       349,815(a)
Paychex Inc.                           5,143       155,061
Yahoo! Inc.                           11,172       378,843(a)
                                                13,473,290

TOTAL DOMESTIC EQUITY
   (COST $54,685,837)                           56,443,155

--------------------------------------------------------------------------------
FOREIGN EQUITY -- 16.5%
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 1.6%

Accor S.A.                             1,924        74,986(j)
Bayerische Motoren Werke AG            2,321        95,417
DaimlerChrysler AG (Regd.)             1,677        69,150
Grupo Televisa S.A. ADR                1,717        90,537
Honda Motor Co. Ltd.                   4,000       193,803(j)
Kingfisher PLC.                       25,251       140,848
Koninklijke Philips
   Electronics N.V.                    9,526       218,169
Lagardere S.C.A. (Regd.)               3,591       222,734(j)
LVMH Moet Hennessy
   Louis Vuitton S.A.                  1,399        93,394(j)
Mediaset S.p.A.                        1,832        20,797(j)
Nissan Motor Co. Ltd.                  4,700        51,173(j)


See Notes to Schedules of Investments on page 67 and Notes to Financial Statements on page 84.

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Schedule of Investments                                       September 30, 2004
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

Rank Group PLC.                        4,671   $    23,624
Reed Elsevier PLC.                    24,644       216,283
Renault S.A.                           2,147       175,594(j)
Sharp Corp.                            4,000        55,020(j)
Tata Motors Ltd. ADR                   3,747        33,611(a)
                                                 1,775,140

CONSUMER STAPLES -- 1.0%

Carrefour S.A.                         4,018       188,985(j)
Diageo PLC.                            7,441        92,907
Lawson Inc.                            1,800        62,387
Nestle S.A. (Regd.)                    1,135       259,958
SABMiller PLC.                         2,504        33,054
Tesco PLC.                            60,842       314,050(j)
Wal-Mart de Mexico
   S.A. de C.V. (Series V)            25,984        88,098
Woolworths Ltd.                        7,012        69,178
                                                 1,108,617

ENERGY -- 1.3%

BG Group PLC.                         27,435       184,183
China Petroleum & Chemical Corp.     542,000       220,677
Ente Nazionale Idrocarburi S.p.A      17,318       388,022(j)
LUKOIL ADR                               896       111,776
Statoil ASA                            6,472        92,780
Total S.A.                             2,497       508,609(j)
                                                 1,506,047

FINANCIALS -- 3.3%

Acom Co. Ltd.                          3,527       218,247(j)
Aegon N.V.                             4,221        45,505
Aiful Corp.                              950        93,177(j)
Allianz AG (Regd.)                       270        27,193
AXA                                    8,869       179,439
Banca Intesa S.p.A.                   34,819       132,330
Banco Santander Central Hispano
   S.A. (Regd.)                       15,791       154,154(j)
Bank of Ireland                       16,576       223,167
Bank of Nova Scotia                      585        17,080(j)
BNP Paribas                            5,925       382,660(j)
Credit Agricole S.A.                   5,885       160,509(j)
Credit Suisse Group (Regd.)            9,223       294,335
ING Groep N.V.                         8,184       206,543
Kookmin Bank                           2,140        67,740(a)
Manulife Financial Corp.               2,367       103,616(j)
Mitsubishi Estate Co. Ltd. (REIT)     13,000       135,644
Mitsui Sumitomo Insurance Co. Ltd.    17,000       140,208
Riunione Adriatica di Sicurta S.p.A.  11,083       212,946(j)
Royal Bank of Scotland Group PLC.     11,410       329,525
Sampo Oyj (Series A)                  10,985       121,426
Skandinaviska Enskilda Banken
   AB (Series A)                       5,890        91,017
Sun Hung Kai Properties Ltd. (REIT)   13,122       123,681
Svenska Handelsbanken                  9,541       199,857(j)
UniCredito Italiano S.p.A.            11,864        59,824
                                                 3,719,823

--------------------------------------------------------------------------------
                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

HEALTHCARE -- 1.3%

Chugai Pharmaceutical Co. Ltd.        10,000 $     144,173
GlaxoSmithKline PLC.                  15,936       343,448
Novartis AG (Regd.)                    6,012       280,210
Roche Holding AG                       2,047       211,470
Sanofi-Aventis                         1,936       140,424(j)
Schering AG                            1,331        84,060
Smith & Nephew PLC.                   22,043       202,630
Teva Pharmaceutical
   Industries Ltd. ADR                 1,336        34,669
                                                 1,441,084

INDUSTRIALS -- 2.2%

ABB Ltd. (Regd.)                      22,956       140,085
Asahi Glass Co. Ltd.                  22,000       200,209
Brambles Industries PLC.              65,469       304,170
Daikin Industries Ltd.                 8,000       193,440(j)
Empresa Brasileira de Aeronautica
   S.A. ADR                            6,090       160,776
Exel PLC.                              8,929       110,517
Falck A/S                                630         5,142(a)
Group 4 Securicor PLC.                26,732        55,324(a)
Grupo Ferrovial S.A.                   1,291        57,643(j)
Komatsu Ltd.                          47,000       301,919(j)
Mitsui & Co. Ltd.                     22,000       184,240(j)
Mitsui OSK Lines Ltd.                 34,404       206,333
Sandvik AB                             1,708        59,004
Siemens AG (Regd.)                     2,093       153,917
Smiths Group PLC.                     13,455       180,658
Toto Ltd.                              9,000        78,147(j)
Wolseley PLC.                          4,232        72,253
                                                 2,463,777

INFORMATION TECHNOLOGY -- 1.1%

Canon Inc.                             4,000       187,996
Hoya Corp.                             1,800       188,631
Nokia Oyj                              6,362        87,550
Nortel Networks Corp.                 33,574       113,545(a)
Samsung Electronics Co. Ltd.             660       262,510
Taiwan Semiconductor
   Manufacturing Co. Ltd.            209,638       267,216
Telefonaktiebolaget LM Ericsson
   (Series B)                         64,641       200,666(a)
                                                 1,308,114

MATERIALS -- 1.5%

Alcan Inc.                             4,464       213,403
Aracruz Celulose S.A. ADR              2,204        72,996
BASF AG                                2,272       133,896
BHP Billiton PLC.                     50,968       536,312
China Steel Corp. ADR                  2,570        52,041(b)
Cia Vale do Rio Doce ADR               6,471       124,567(a)
Cia Vale do Rio Doce ADR               5,775       129,764
CRH PLC.                                 621        14,731
JFE Holdings Inc.                      1,200        34,188
JSR Corp.                              4,100        66,216
MMC Norilsk Nickel ADR                   907        57,595


See Notes to Schedules of Investments on page 67 and Notes to Financial Statements on page 84.

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Schedule of Investments                                       September 30, 2004
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

POSCO                                    550 $      81,915
POSCO ADR                                215         8,138
Rio Tinto PLC. (Regd.)                 6,692       179,947
Stora Enso Oyj (Series R)              1,086        14,675
                                                 1,720,384

TELECOMMUNICATION SERVICES -- 2.7%

America Movil S.A. de C.V.
   ADR (Series L)                      1,899        74,118
Telecom Italia S.p.A                  75,337       172,634
Telefonica S.A.                       21,933       328,251
Telefonica S.A. ADR                      187         8,413
Vodafone Group PLC.                  160,336       383,705
Vodafone Group PLC. ADR               85,247     2,055,305
                                                 3,022,426

UTILITIES -- 0.5%

E.ON AG                                2,892       213,357
Huaneng Power International Inc.     178,000       143,805(j)
National Grid Transco PLC.             3,599        30,365
Veolia Environnement                   4,942       142,217(j)
                                                   529,744

TOTAL FOREIGN EQUITY
   (COST $16,291,819)                           18,595,156

--------------------------------------------------------------------------------
                                   PRINCIPAL
                                      AMOUNT         VALUE
--------------------------------------------------------------------------------
BONDS AND NOTES -- 28.2%
--------------------------------------------------------------------------------

U.S. TREASURIES -- 10.3%

U.S. Treasury Bonds
5.38%       02/15/31             $   735,000       787,486
7.25%       05/15/16                 230,000       289,565
8.13%       08/15/19 - 08/15/21      680,000       937,929
U.S. Treasury Inflation
   Indexed Bonds
2.00%       01/15/14                 855,950       876,673
2.38%       01/15/25                  80,387        83,753
3.88%       01/15/09 - 04/15/29      271,273       316,979
U.S. Treasury Notes
1.88%       01/31/06                 535,000       531,833
2.25%       04/30/06                 755,000       752,818
2.38%       08/15/06 - 08/31/06    1,405,000     1,400,147
2.75%       06/30/06                 125,000       125,509
3.13%       05/15/07 - 09/15/08    1,275,000     1,282,316
3.38%       09/15/09                 750,000       750,060
3.88%       05/15/09               1,465,000     1,500,394
4.00%       02/15/14               1,820,000     1,805,258
4.25%       11/15/13 - 08/15/14      175,000       176,829
TOTAL U.S. TREASURIES
   (COST $11,486,658)                           11,617,549

--------------------------------------------------------------------------------
                                   PRINCIPAL
                                      AMOUNT         VALUE
--------------------------------------------------------------------------------

FEDERAL AGENCIES -- 3.3%

Federal Home Loan Bank
2.38%       02/15/06              $1,225,000 $   1,222,028
2.63%       10/16/06                 325,000       323,829
3.75%       08/18/09                 450,000       450,178
Federal Home Loan Mortgage Corp.
3.00%       09/29/06                 325,000       324,825
3.63%       09/15/08                 605,000       608,450
4.50%       01/15/14                 305,000       303,579
4.63%       07/18/07                 160,000       162,947
4.75%       12/08/10                  60,000        60,429
6.75%       03/15/31                 150,000       178,221
6.00%       01/18/12                 100,000       101,142

TOTAL FEDERAL AGENCIES
   (COST $3,697,639)                             3,735,628

AGENCY MORTGAGE BACKED -- 9.3%

Federal Home Loan Mortgage Corp.
6.00%       06/01/33                  20,059        20,736
6.50%       03/01/32 - 08/01/34       19,807        20,772
7.00%       08/01/23 - 04/01/31      452,708       484,446
Federal National Mortgage Assoc.
6.00%       01/01/19 - 05/01/34      254,909       264,433
6.50%       01/01/19 - 10/01/34    1,408,262     1,478,771
7.00%       10/01/22 - 07/01/34      280,599       299,542
5.00%       TBA                    3,325,000     3,350,047(c)
5.50%       TBA                      600,000       607,875(c)
6.00%       TBA                    2,850,000     2,936,389(c)
Government National
   Mortgage Assoc.
6.00%       06/15/33                 156,319       162,171
6.50%       06/15/24                  74,696        78,862
7.00%       06/15/34                  24,943        26,592
5.00%       TBA                      800,000       795,500(c)
TOTAL AGENCY MORTGAGE BACKED
   (COST $10,480,828)                           10,526,136


AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS -- 0.2%

Federal Home Loan Mortgage Corp.
5.00%       10/15/14 - 09/15/24      356,178        44,288(g)
5.00%       2/15/34 - 04/15/34        70,000        66,296
5.39%       12/15/30                 280,803        27,291(g,i)
Federal National Mortgage Assoc.
4.50%       11/25/13                  97,092         6,113(g)
5.00%       02/25/11                  25,000         1,117(g)
Government National
   Mortgage Assoc.
5.00%       02/16/34                  35,000        33,187

TOTAL AGENCY COLLATERALIZED
   MORTGAGE OBLIGATIONS
   (COST $185,024)                                 178,292


See Notes to Schedules of Investments on page 67 and Notes to Financial Statements on page 84.

STRATEGIC INVESTMENT FUND

Schedule of Investments                                       September 30, 2004
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                   PRINCIPAL
                                      AMOUNT         VALUE
--------------------------------------------------------------------------------

CORPORATE NOTES -- 4.8%

Alberta Energy Co. Ltd.
7.38%       11/01/31                 $10,000 $      11,769
Allied Waste North America
6.13%       02/15/14                  10,000         9,325
AmerenUE
5.10%       08/01/18                  10,000        10,030
American Electric Power Co. Inc.
   (Series D)
5.25%       06/01/15                  50,000        50,316
American Greetings
6.10%       08/01/28                  20,000        21,350
American Standard Inc.
7.38%       04/15/05                  50,000        51,000
7.63%       02/15/10                  10,000        11,325
Anadarko Petroleum Corp.
5.00%       10/01/12                  10,000        10,325
Appalachian Power Co. (Series E)
4.80%       06/15/05                  10,000        10,136
Appalachian Power Co. (Series G)
3.60%       05/15/08                   5,000         4,967
Arizona Public Service Co.
5.63%       05/15/33                  10,000         9,436
AT&T Wireless Services Inc.
7.35%       03/01/06                  50,000        53,109
8.75%       03/01/31                  35,000        45,965
Aztar Corp.
7.88%       06/15/14                   5,000         5,300(b)
Bank of America Corp.
3.88%       01/15/08                  80,000        81,113
4.75%       10/15/06                  50,000        51,719
Bank One Corp.
6.50%       02/01/06                  85,000        89,165
BB&T Corp.
4.75%       10/01/12                   5,000         5,009
6.38%       06/30/05                  15,000        15,410(i)
BBVA Bancomer Capital Trust I
10.50%      02/16/11                  25,000        27,375(b)
BCP Caylux Holdings
   Luxembourg SCA
9.63%       06/15/14                  10,000        10,800(b)
Belo Corp.
8.00%       11/01/08                  10,000        11,427
British Telecommunications PLC.
8.38%       12/15/10                  35,000        42,245(n)
Burlington Northern Santa Fe Corp.
8.13%       04/15/20                  25,000        31,293
Cablevision Systems Corp.
8.00%       04/15/12                  15,000        15,675(b)
Campbell Soup Co.
5.50%       03/15/07                  10,000        10,539
Cendant Corp.
6.25%       01/15/08                  35,000        37,768
Charter One Bank Fsb
6.38%       05/15/12                  20,000        22,028
Chesapeake Energy Corp.
7.50%       06/15/14                  10,000        10,925

--------------------------------------------------------------------------------
                                   PRINCIPAL
                                      AMOUNT         VALUE
--------------------------------------------------------------------------------

Citigroup Inc.
5.00%       03/06/07               $  25,000 $      26,104
6.00%       10/31/33                  15,000        15,207
6.63%       06/15/32                  40,000        43,872
City National Corp.
5.13%       02/15/13                  10,000        10,065
CNF Inc.
6.70%       05/01/34                  20,000        20,683
Comcast Cable Communications
6.38%       01/30/06                  43,000        44,906
Comcast Cable Communications
   Holdings Inc.
8.38%       03/15/13                  25,000        30,276
ConAgra Foods Inc.
6.00%       09/15/06                  50,000        52,673
Consolidated Natural Gas Co.
5.38%       11/01/06                  10,000        10,410
Consumers Energy Co. (Series L)
5.00%       02/15/12                  10,000        10,159(b)
COX Communications Inc.
7.75%       11/01/10                  45,000        50,440
COX Enterprises Inc.
8.00%       02/15/07                  35,000        37,564(b)
CSX Corp.
5.50%       08/01/13                  15,000        15,420
CSX Transportation Inc.
9.75%       06/15/20                   8,000        11,043
DaimlerChrysler NA Holding Corp.
2.34%       05/24/06                  30,000        30,111(i)
Delhaize America Inc.
7.38%       04/15/06                  90,000        95,382
Deutsche Telekom International
   Finance BV
3.88%       07/22/08                 150,000       150,585
Dex Media Inc.
8.00%       11/15/13                  10,000        10,500
Dominion Resources Inc. (Series B)
4.13%       02/15/08                  60,000        60,794
DR Horton Inc.
5.63%       09/15/14                  10,000         9,950
Duke Capital LLC
4.30%       05/18/06                  30,000        30,431
4.33%       11/16/06                  35,000        35,631
6.25%       02/15/13                  15,000        16,087
Duke Energy Corp.
4.50%       04/01/10                   5,000         5,083
Echostar DBS Corp.
6.63%       10/01/14                  20,000        19,875(b)
El Paso Electric Co. (Series D)
8.90%       02/01/06                  10,000        10,717
Enterprise Products Operating LP
4.00%       10/15/07                  20,000        20,110(b)
EOP Operating LP (REIT)
7.25%       02/15/18                  45,000        50,912
7.75%       11/15/07                  55,000        61,303
FedEx Corp.
2.65%       04/01/07                  10,000         9,848


See Notes to Schedules of Investments on page 67 and Notes to Financial Statements on page 84.

STRATEGIC INVESTMENT FUND

Schedule of Investments                                       September 30, 2004
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                   PRINCIPAL
                                      AMOUNT         VALUE
--------------------------------------------------------------------------------

Ford Motor Co.
7.45%       07/16/31              $   45,000 $      44,125
Ford Motor Credit Co.
5.63%       10/01/08                  30,000        31,009
7.38%       02/01/11                 110,000       119,660
FPL Group Capital Inc.
7.38%       06/01/09                  35,000        39,960
General Mills Inc.
5.13%       02/15/07                  85,000        88,609
General Motors Acceptance Corp.
6.13%       09/15/06                 125,000       130,645
6.75%       01/15/06                  15,000        15,657
6.88%       09/15/11                  20,000        21,016
General Motors Corp.
7.20%       01/15/11                  10,000        10,624
Georgia Power Co.
4.88%       07/15/07                  15,000        15,588
Glencore Funding LLC
6.00%       04/15/14                  15,000        14,548(b)
Golden West Financial Corp.
4.75%       10/01/12                  10,000        10,059
Goldman Sachs Group Inc.
6.60%       01/15/12                  60,000        66,956
Goodrich Corp.
7.10%       11/15/27                  20,000        21,672
Grupo Televisa S.A.
8.00%       09/13/11                  20,000        22,900
HBOS Capital Funding LP
6.07%       06/30/49                  35,000        37,004(b,i)
HBOS PLC.
3.13%       01/12/07                  20,000        19,980(b)
Hertz Corp.
2.90%       08/05/08                  55,000        55,518(i)
Hertz Corp.
6.35%       06/15/10                  10,000        10,403
Houghton Mifflin Co.
9.88%       02/01/13                  15,000        15,750
Household Finance Corp.
3.38%       02/21/06                  10,000        10,083
6.75%       05/15/11                  90,000       101,363
HSBC Capital Funding LP
4.61%       12/29/49                  30,000        28,830(b,i)
Hudson United Bank
7.00%       05/15/12                  50,000        55,647
Huntington National Bank
2.75%       10/16/06                  15,000        14,903
Hydro Quebec
8.25%       04/15/26                  75,000       102,735
International Paper Co.
6.75%       09/01/11                 110,000       122,895
Intrawest Corp.
7.50%       10/15/13                  10,000        10,363(b)
Iron Mountain Inc.
6.63%       01/01/16                  15,000        14,625
iStar Financial Inc. (REIT)
4.88%       01/15/09                  75,000        75,152
Jersey Central Power & Light
5.63%       05/01/16                  15,000        15,587(b)

--------------------------------------------------------------------------------
                                   PRINCIPAL
                                      AMOUNT         VALUE
--------------------------------------------------------------------------------

Kellogg Co. (Series B)
6.60%       04/01/11               $  30,000 $      33,748
Kerr-McGee Corp.
5.88%       09/15/06                  25,000        26,147
6.95%       07/01/24                  15,000        16,021
Keycorp
4.63%       05/16/05                  30,000        30,375
KFW International Finance
4.75%       01/24/07                 125,000       129,953
Kinder Morgan Inc.
6.50%       09/01/12                  40,000        43,960
Lockheed Martin Corp.
8.50%       12/01/29                  90,000       119,164
Lyondell Chemical Co.
10.50%      06/01/13                  10,000        11,550
Masco Corp.
6.75%       03/15/06                  15,000        15,831
Metropolitan Life Global Funding I
4.75%       06/20/07                   5,000         5,182(b)
Midamerican Energy Holdings Co.
3.50%       05/15/08                  10,000         9,838
Midwest Generation LLC (Series B)
8.56%       01/02/16                  10,000        10,500
Mohegan Tribal Gaming Authority
7.13%       08/15/14                  10,000        10,475(b)
Motorola Inc.
4.61%       11/16/07                  20,000        20,549
National Rural Utilities Cooperative
   Finance Corp.
6.00%       05/15/06                  10,000        10,486
Noble Energy Inc.
8.00%       04/01/27                  20,000        24,505
Nordic Investment Bank
2.75%       01/11/06                  10,000        10,030
Norfolk Southern Railway Co.
9.75%       06/15/20                  12,000        16,565
Northeast Utilities (Series B)
3.30%       06/01/08                  10,000         9,757
Northrop Grumman Corp.
4.08%       11/16/06                  90,000        91,430
Ocean Energy Inc.
4.38%       10/01/07                   5,000         5,102
Ohio Power Co. (Series E)
6.60%       02/15/33                   5,000         5,450
Omnicare Inc.
6.13%       06/01/13                   5,000         5,025
Oncor Electric Delivery Co.
6.38%       05/01/12                  20,000        22,127
PanAmSat Corp.
9.00%       08/15/14                  20,000        20,800(b)
Pemex Finance Ltd.
9.69%       08/15/09                  35,000        39,766
Pemex Project Funding Master Trust
7.38%       12/15/14                 115,000       125,350
8.63%       02/01/22                  20,000        22,800
Pepco Holdings Inc.
5.50%       08/15/07                  20,000        20,978
Petro-Canada
5.35%       07/15/33                  10,000         9,063


See Notes to Schedules of Investments on page 67 and Notes to Financial Statements on page 84.

STRATEGIC INVESTMENT FUND

Schedule of Investments                                       September 30, 2004
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                   PRINCIPAL
                                      AMOUNT         VALUE
--------------------------------------------------------------------------------

Petroleos Mexicanos
9.50%       09/15/27               $   5,000   $     6,138
Pioneer Natural Resources Co.
6.50%       01/15/08                  35,000        38,003
Principal Life Global Funding I
5.25%       01/15/13                  15,000        15,405(b)
Procter & Gamble - ESOP (Series A)
9.36%       01/01/21                  30,000        40,599
Prudential Financial Inc.
4.10%       11/15/06                  80,000        81,331
PSI Energy Inc.
6.65%       06/15/06                  10,000        10,546
Public Service Co. of New Mexico
4.40%       09/15/08                  15,000        15,172
Quest Diagnostics
6.75%       07/12/06                  15,000        15,893
RBS Capital Trust I
5.51%       09/29/49                  30,000        30,439(i)
Saks Inc.
7.00%       12/01/13                  10,000        10,200
Shurgard Storage Centers Inc.
5.88%       03/15/13                   5,000         5,132
Simon Property Group LP
4.88%       08/15/10                  20,000        20,267(b)
Sinclair Broadcast Group Inc.
8.00%       03/15/12                  10,000        10,375
Southern California Edison Co.
8.00%       02/15/07                  50,000        55,366
SouthTrust Bank
7.00%       11/15/08                   5,000         5,650
Southwest Airlines Co.
5.25%       10/01/14                  10,000         9,975
Sprint Capital Corp.
4.78%       08/17/06                  30,000        30,842
6.00%       01/15/07                  40,000        42,288
6.13%       11/15/08                  45,000        48,646
7.63%       01/30/11                  20,000        23,168
8.38%       03/15/12                  15,000        18,169
Telefonos de Mexico S.A. de C.V.
4.50%       11/19/08                  75,000        75,296
8.25%       01/26/06                  65,000        69,230
TELUS Corp.
7.50%       06/01/07                  50,000        54,914
Textron Inc.
4.50%       08/01/10                   5,000         5,081
Time Warner Inc.
7.75%       06/15/05                  15,000        15,472
Tyco International Group S.A.
5.80%       08/01/06                  15,000        15,716
Tyco International Group SA
6.75%       02/15/11                  10,000        11,245
Tyson Foods Inc.
7.25%       10/01/06                 110,000       117,910
UBS Preferred Funding Trust I
8.62%       10/29/49                  25,000        30,406(i)
Union Pacific Corp.
6.65%       01/15/11                  15,000        16,690
Unisys Corp.
8.13%       06/01/06                  15,000        15,994

--------------------------------------------------------------------------------
                                   PRINCIPAL
                                      AMOUNT         VALUE
--------------------------------------------------------------------------------

US Bank National Assoc.
2.85%       11/15/06                $ 20,000 $      19,935
Valero Energy Corp.
7.50%       04/15/32                  20,000        23,443
Verizon Global Funding Corp.
7.75%       12/01/30 - 06/15/32       80,000        95,928
Verizon Pennsylvania Inc. (Series A)
5.65%       11/15/11                  35,000        36,880
VF Corp.
6.00%       10/15/33                  15,000        15,124
Wachovia Corp.
5.25%       08/01/14                  30,000        30,665
Walt Disney Co.
6.75%       03/30/06                  10,000        10,557
Warner Music Group
7.38%       04/15/14                   5,000         5,175(b)
Washington Mutual Inc.
5.63%       01/15/07                   5,000         5,267
Wells Fargo & Co.
5.25%       12/01/07                  25,000        26,377
Westar Energy Inc.
9.75%       05/01/07                  50,000        56,960
Weyerhaeuser Co.
6.00%       08/01/06                  60,000        63,153
6.13%       03/15/07                  45,000        47,975
6.75%       03/15/12                  15,000        16,823
Wisconsin Energy Corp.
5.88%       04/01/06                   5,000         5,217

TOTAL CORPORATE NOTES
   (COST $5,412,295)                             5,450,415


SOVEREIGN BONDS -- 0.3%

Government of Bahamas
6.63%       05/15/33                  10,000        11,173(b)
Government of Finland
4.75%       03/06/07                  80,000        83,392
Mexico Government International Bond
6.75%       09/27/34                  95,000        91,485
Ontario Electricity Financial Corp.
7.45%       03/31/13                   5,000         6,083
Province of British Columbia
4.63%       10/03/06                  45,000        46,521
Province of Manitoba Canada
4.25%       11/20/06                  75,000        77,035
Province of New Brunswick
3.50%       10/23/07                  10,000        10,087
Province of Ontario
3.50%       09/17/07                  10,000        10,084
Province of Quebec
5.00%       07/17/09                  60,000        63,090

TOTAL SOVEREIGN BONDS
   (COST $392,631)                                 398,950


TOTAL BONDS AND NOTES
   (COST $31,655,075)                           31,906,970


See Notes to Schedules of Investments on page 67 and Notes to Financial Statements on page 84.

STRATEGIC INVESTMENT FUND

Schedule of Investments                                       September 30, 2004
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------

EXCHANGE TRADED FUNDS -- 2.0%
--------------------------------------------------------------------------------

Financial Select Sector SPDR Fund     14,625 $     416,228(j)
Industrial Select Sector SPDR Fund    59,146     1,677,381(j)
SPDR Trust Series 1                    1,364       152,441(j)

TOTAL EXCHANGE TRADED FUNDS
   (COST $2,122,823)                             2,246,050

--------------------------------------------------------------------------------
PREFERRED STOCK -- 0.1%
--------------------------------------------------------------------------------

Zurich Regcaps Funding Trust I            45        46,350(b,i)
Henkel KGaA                              358        26,309(j)

TOTAL PREFERRED STOCK
   (COST $76,517)                                   72,659


TOTAL INVESTMENTS IN SECURITIES
   (COST $104,832,071)                         109,263,990

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 15.5%
--------------------------------------------------------------------------------

GEI Short-Term Investment Fund    10,928,536    10,928,536(l)
State Street Navigator Securities
   Lending Prime Portfolio         6,544,912     6,544,912(e,m)

TOTAL SHORT-TERM INVESTMENTS
   (COST $17,473,448)                           17,473,448


LIABILITIES IN EXCESS OF OTHER ASSETS,
   NET (12.2)%                                 (13,777,064)
                                              ------------

NET ASSETS-- 100%                             $112,960,374
                                              ------------

--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------

The Strategic Investment Fund had the following long futures contracts open at September 30, 2004:

                                NUMBER      CURRENT
                 EXPIRATION       OF       NOTIONAL    UNREALIZED
DESCRIPTION         DATE       CONTRACTS     VALUE    DEPRECIATION
--------------------------------------------------------------------------------
S&P 500 Index
   Futures      December 2004      2       $557,450     $(1,125)


See Notes to Schedules of Investments on page 67 and Notes to Financial Statements on page 84.

Income Fund
--------------------------------------------------------------------------------


ROBERT MACDOUGALL HAS BEEN THE PORTFOLIO MANAGER OF THE INCOME FUND SINCE ITS INCEPTION IN 1997. HE LEADS A TEAM THAT MANAGES THE OVERALL FIXED INCOME INVESTMENTS FOR GE ASSET MANAGEMENT, WHICH INCLUDES BILL HEALEY, MARK DELANEY AND PAUL COLONNA. SEE PAGE 38 FOR ROBERT'S BIOGRAPHICAL INFORMATION.


BILL HEALEY IS A SENIOR VICE PRESIDENT OF GE ASSET MANAGEMENT. HE HAS SERVED ON THE FUND'S PORTFOLIO MANAGEMENT TEAM SINCE JOINING GE ASSET MANAGEMENT IN 1996. PRIOR TO JOINING GE ASSET MANAGEMENT, MR. HEALEY SPENT OVER 10 YEARS IN THE FIXED INCOME GROUP AT METLIFE.


MARK DELANEY IS A VICE PRESIDENT FOR GEASSET MANAGEMENT. HE HAS SERVED ON THE FUND'S PORTFOLIO MANAGEMENT TEAM SINCE JOINING GE ASSET MANAGEMENT IN 2002. PRIOR TO JOINING GE ASSET MANAGEMENT, MR. DELANEY WAS THE ASSISTANT INVESTMENT OFFICER FOR FIXED INCOME AT PERS OF OHIO. MARK ALSO WAS A SENIOR FIXED INCOME PORTFOLIO MANAGER WITH CRITERION INVESTMENT MANAGEMENT COMPANY AND SMITH GRAHAM AND CO.


PAUL COLONNA IS A SENIOR VICE PRESIDENT OF GE ASSET MANAGEMENT. HE HAS SERVED ON THE FUND'S PORTFOLIO MANAGEMENT TEAM SINCE JOINING GE ASSET MANAGEMENT IN 2000. PRIOR TO JOINING GE ASSET MANAGEMENT, MR. COLONNA WAS A SENIOR PORTFOLIO MANAGER WITH THE FEDERAL HOME LOAN MORTGAGE CORPORATION, OVERSEEING THE MORTGAGE INVESTMENT GROUP.


Q. HOW DID THE GE INSTITUTIONAL INCOME FUND PERFORM RELATIVE TO ITS BENCHMARK FOR THE TWELVE-MONTH PERIOD ENDING SEPTEMBER 30, 2004?

A. For the twelve-month period ended September 30, 2004, the GE Institutional Income Fund returned 3.38%. The Lehman Brothers Aggregate Bond Index,

[PHOTO OMITTED]

PICTURED BY ROW FROM LEFT TO RIGHT:
ROBERT MACDOUGALL, BILL HEALEY,
MARK DELANEY AND PAUL COLONNA.

--------------------------------------------------------------------------------

                                                                             Q&A

    the Fund's benchmark, returned 3.68% for the same period, while the Fund's Lipper peer group of 445 Intermediate Investment Grade Debt funds returned an average of 3.23%.

Q. DESCRIBE WHAT HAPPENED IN THE FIXED INCOME MARKETS DURING THE TWELVE-MONTH PERIOD ENDED SEPTEMBER 30, 2004?

A. The spread between short and long Treasury yields narrowed significantly over the course of the last twelve months. The yield on the two-year Treasury note increased 115 basis points, while the yield on the 10-year Treasury note ended the period merely 18 basis points higher. Most of this yield curve flattening began in the spring of 2004 when employment growth surged ahead of expectations and market sentiment for Fed tightening grew. The Fed signaled and then began a "measured" pace of removing policy accommodation in June. By September end, the monetary authorities had raised the Fed funds target 75 basis points to 1.75%. On a duration-adjusted basis, all non-Treasury sectors outperformed U.S. Treasuries. The corporate bond sector performed best during the period as an improving fundamental picture pushed credit spreads tighter. Residential mortgage-backed security spreads also narrowed due to declining volatility, which benefited performance in that sector.

Q.  WHAT WERE THE PRIMARY DRIVERS BEHIND FUND PERFORMANCE?

A. Fund performance was negatively impacted by duration positioning in the third quarter. Shorter portfolio duration relative to the benchmark detracted from relative returns as interest rates declined. Yield curve positioning taking advantage of a flattening yield curve and sector positioning (overweight commercial mortgage-backed securities) benefited performance. Security selection in residential mortgage-backed securities and lower quality corporate securities also had a positive impact.

Income Fund
--------------------------------------------------------------------------------
                                              Understanding Your Fund's Expenses

As a shareholder of the Fund you incur transaction and ongoing expenses. Transaction expenses including sales charges on purchase payments, reinvested dividends (or other distributions), and redemption fees directly reduce the investment return of the Fund. Ongoing costs include portfolio management fees, distribution and service fees, professional fees, administrative fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have calculated the expenses paid by investors in each share class of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire period.

ACTUAL EXPENSES

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading "Expenses Paid During Period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table do not reflect any transaction costs, such as sales charges or redemption fees.

                          ACCOUNT VALUE AT THE BEGINNING     ACCOUNT VALUE AT THE END OF THE              EXPENSES
                          OF THE PERIOD APRIL 1, 2004 ($)     PERIOD SEPTEMBER 30, 2004 ($)        PAID DURING PERIOD ($)*
---------------------------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN**
---------------------------------------------------------------------------------------------------------------------------
     Investment Class                1,000.00                           1,004.03                             1.22
---------------------------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN
---------------------------------------------------------------------------------------------------------------------------
     Investment Class                1,000.00                           1,023.49                             1.26
---------------------------------------------------------------------------------------------------------------------------

 * EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.25% FOR INVESTMENT CLASS, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 183/366 (TO REFLECT THE SIX-MONTH PERIOD).

** ACTUAL FUND RETURN FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2004 WAS
   0.40% FOR INVESTMENT CLASS SHARES.

Income Fund
--------------------------------------------------------------------------------


CHANGE IN VALUE
OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

[LINE CHART OMITTED, PLOT POINTS FOLLOWS]

                             INCOME FUND                   LB AGGREGATE
11/21/97                      10000.00                       10000.00
3/98                          10290.76                       10257.76
9/98                          10921.12                       10941.19
3/99                          10904.80                       10923.66
9/99                          10842.65                       10901.15
3/00                          11048.41                       11128.07
9/00                          11559.12                       11663.20
3/01                          12394.92                       12522.51
9/01                          13038.16                       13173.92
3/02                          12999.98                       13192.21
9/02                          14090.28                       14306.41
3/03                          14504.98                       14733.83
9/03                          14844.46                       15080.35
3/04                          15284.90                       15530.21
9/04                          15346.43                       15635.01


AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED SEPTMBER 30, 2004
--------------------------------------------------------------------------------
                        ONE     FIVE        SINCE
                       YEAR     YEAR     INCEPTION*    COMMENCEMENT
--------------------------------------------------------------------------------
Income Fund            3.38%    7.19%       6.44%        11/21/97
--------------------------------------------------------------------------------
LB Aggregate           3.68%    7.48%       6.76%
--------------------------------------------------------------------------------

INVESTMENT PROFILE
A mutual fund designed for investors who seek maximum income consistent with prudent investment management and the preservation of capital by investing at least 80% of its net assets in debt securities under normal market conditions and invests primarily in a variety of investment grade debt securities, such as mortgage-backed securities, corporate bonds, U.S. Government securities, and money market instruments.


SECTOR ALLOCATION
AS OF SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

Portfolio Composition as a % of the Market Value of $289,095
(in thousands) as of September 30, 2004


[PIE CHART OMITTED, PLOT POINTS FOLLOWS]

Mortgage Backed 30.7%
Treasuries 21.2%
Corporate Notes 17.7%
Short-Term & Others 12.2%
Asset Backed 11.5%
Federal Agencies 6.1%
Sovereign Bonds 0.6%


QUALITY RATINGS
AS OF SEPTEMBER 30, 2004
as a % of Market Value
--------------------------------------------------------------------------------

         MOODY'S/S&P/                   PERCENTAGE OF
         FITCH RATING+                  MARKET VALUE
--------------------------------------------------------------------------------
           Aaa / AAA                       80.59%
--------------------------------------------------------------------------------
            Aa / AA                         2.96%
--------------------------------------------------------------------------------
             A / A                          6.60%
--------------------------------------------------------------------------------
            Below A                         8.55%
--------------------------------------------------------------------------------
       Ba / BB and lower                    1.29%
--------------------------------------------------------------------------------
           NR/Other                         0.01%
--------------------------------------------------------------------------------


AN INVESTMENT IN THE GE INSTITUTIONAL INCOME FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.


+ MOODY'S INVESTORS SERVICES, INC., STANDARD & POOR'S AND FITCH ARE NATIONALLY
  RECOGNIZED STATISTICAL RATING ORGANIZATIONS.

* INDEX RETURNS ARE NOT AVAILABLE FROM THE FUND'S INCEPTION DATE AND THEREFORE ARE CALCULATED FROM THE MONTH END NEAREST TO THE FUND'S INCEPTION DATE.

SEE NOTES TO PERFORMANCE BEGINNING ON PAGE 66 FOR FURTHER INFORMATION.

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

INCOME FUND

Schedule of Investments                                       September 30, 2004
--------------------------------------------------------------------------------

                                  INCOME FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                   PRINCIPAL
                                      AMOUNT         VALUE
--------------------------------------------------------------------------------

BONDS AND NOTES -- 114.4%
--------------------------------------------------------------------------------

U.S. TREASURIES -- 27.7%

U.S. Treasury Bonds
5.38%       02/15/31              $6,283,000 $   6,731,668(j)
7.13%       02/15/23               1,630,000     2,078,022(h)
7.25%       05/15/16                 760,000       956,825(h)
8.13%       08/15/19 - 08/15/21    4,096,000     5,646,762(h)
U.S. Treasury Inflation Indexed Bonds
2.00%       01/15/14               4,151,614     4,252,125
2.38%       01/15/25                 527,541       549,629
3.88%       01/15/09 - 04/15/29    1,829,669     2,136,267
U.S. Treasury Notes
1.50%       03/31/06               3,385,000     3,340,826
1.88%       01/31/06               4,485,000     4,458,449(h)
2.25%       04/30/06                 700,000       697,977
2.38%       08/31/06               3,005,000     2,993,611(j)
2.75%       06/30/06               1,005,000     1,009,090(j)
3.13%       05/15/07               8,720,000     8,793,597(h)
3.38%       09/15/09               6,845,000     6,845,547(j)
3.88%       05/15/09               5,030,000     5,151,525(j)
4.00%       02/15/14               3,708,000     3,677,965(j)
4.25%       11/15/13 - 08/15/14    2,082,000     2,103,800(j)

TOTAL U.S.TREASURIES
   (COST $60,525,446)                           61,423,685


FEDERAL AGENCIES -- 8.0%

Federal Home Loan Bank
2.38%       02/15/06               2,930,000     2,922,891
2.63%       10/16/06               2,195,000     2,187,092(j)
3.75%       08/18/09               1,650,000     1,650,654(j)
Federal Home Loan Mortgage Corp.
3.00%       09/29/06               2,190,000     2,188,824
3.63%       09/15/08               2,895,000     2,911,507(j)
4.50%       01/15/14               1,470,000     1,463,150
4.63%       07/18/07               1,225,000     1,247,563(h)
4.75%       12/08/10               1,630,000     1,641,656(h)
6.75%       03/15/31                 915,000     1,087,146
Federal National Mortgage Assoc.
6.00%       01/18/12                 440,000       445,027

TOTAL FEDERAL AGENCIES
   (COST $17,545,774)                           17,745,510


AGENCY MORTGAGE BACKED -- 27.4%

Federal Home Loan Mortgage Corp.
5.00%       04/01/13                 424,578       434,549
6.00%       08/01/17 - 05/01/34    1,213,855     1,256,101
6.50%       01/01/27 - 08/01/34    2,511,519     2,633,925

--------------------------------------------------------------------------------
                                   PRINCIPAL
                                      AMOUNT         VALUE
--------------------------------------------------------------------------------

7.00%       10/01/16 - 07/01/34 $    318,183  $    337,161
7.50%       09/01/12 - 09/01/33      102,156       109,309
8.00%       11/01/30                 106,286       115,950
8.50%       02/01/30 - 05/01/30      161,950       175,190
Federal National Mortgage Assoc.
5.50%       04/01/14 -08/01/33     1,152,929     1,177,025
6.00%       02/01/14 - 09/01/34    4,848,990     5,024,084
6.50%       06/01/17 - 10/01/34    5,079,288     5,334,583
7.00%       03/01/15 - 07/01/34    2,280,943     2,418,220(h)
7.50%       09/01/13 - 03/01/34    1,373,185     1,469,538(h)
8.00%       12/01/12 - 11/01/33      619,379       667,541
8.50%       05/01/31                  21,091        22,793
9.00%       06/01/09 - 12/01/22      113,846       124,268
5.00%       TBA                   30,110,000    30,108,231(c)
5.50%       TBA                    3,420,000     3,464,888(c)
6.00%       TBA                    3,450,000     3,554,576(c)
Government National Mortgage Assoc.
6.00%       04/15/33 - 04/15/34      793,607       823,353
6.50%       04/15/19 - 08/15/34      803,502       848,322
7.00%       03/15/12 - 06/15/34      204,180       217,503
7.50%       08/15/31 - 10/15/33      295,255       317,405
8.00%       05/15/30 - 09/15/30        7,823         8,447
8.50%       10/15/17                  42,622        46,597
9.00%       11/15/16 - 12/15/21      160,658       178,908
TOTAL AGENCY MORTGAGE BACKED
   (COST $60,762,786)                           60,868,467


AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS -- 4.5%

Federal Home Loan Mortgage Corp.
4.50%       11/15/13 - 03/15/18    1,068,051       139,567(g)
5.00%       01/15/11 - 04/15/34    7,148,717     1,376,074(g)
5.39%       12/15/30               2,340,022       227,421(g,i)
5.50%       04/15/17 - 06/15/33    1,303,654       262,801(g)
5.66%       05/25/43               1,251,326       118,485(g,i)
6.25%       01/15/23                  21,738        21,951
6.26%       05/25/43                 685,681        77,139(g,i)
6.43%       10/15/33                 280,000       219,265(i)
7.50%       01/15/16                 113,383       121,898
7.50%       07/15/27                  47,767         7,458(g)
7.93%       12/15/33                 175,000       148,633(i)
9.46%       09/25/43               4,332,719        50,097(d,g,i)
11.62%      06/15/33                 804,202       827,427(i)
Federal Home Loan Mortgage
   Corp. STRIPS
8.00%       02/01/23 - 07/01/24       38,773         7,201(g)
Federal Home Loan Mortgage STRIPS
4.89%       08/01/27                   9,033         7,876(d,f)
Federal National Mortgage Assoc.
1.17%       12/25/42               1,094,810        40,029(g,i)
2.23%       06/25/43               4,002,189       221,371(g,i)
4.00%       08/25/17 - 02/25/28    1,042,057     1,035,218
4.50%       11/25/13               1,407,836        88,796(g)
4.75%       11/25/14                 225,000        22,295(g)
5.00%       02/25/11 - 02/25/32      758,915        68,954(g)
5.16%       10/25/29                 744,949        73,564(g,i)


See Notes to Schedules of Investments on page 67 and Notes to Financial Statements on page 84.

INCOME FUND

Schedule of Investments                                       September 30, 2004
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                   PRINCIPAL
                                      AMOUNT         VALUE
--------------------------------------------------------------------------------

5.26%       12/25/30              $1,192,366  $    113,647(g,i)
5.50%       01/25/27                 502,759        64,730(g)
5.66%       05/25/18               1,475,312       163,951(g,i)
5.76%       09/25/42               5,716,616       622,811(g,i)
5.81%       04/25/17 - 10/25/17    1,698,468       196,607(g,i)
5.86%       08/25/16                 594,921        57,361(g,i)
6.26%       06/25/42                 890,209        98,479(g,i)
8.00%       07/25/14                 385,569       410,592
10.52%      09/25/31                 474,628       486,081(i)
11.48%      05/25/17 - 12/25/17      519,978       553,745(i)
14.78%      03/25/17                  66,261        74,778(i)
16.28%      04/25/32                 152,575       171,099(i)
Federal National Mortgage Assoc.
   REMIC (Class K)
1008.00%    05/25/22                      57         1,733(g)
Federal National Mortgage
   Assoc. (Class S)
5.26%       02/25/31                 742,603        77,045(g,i)
Federal National Mortgage
   Assoc. REMIC
2.00%       06/25/43               6,225,459       352,128(g,i)
12.56%      03/25/31                 767,095       822,949(i)
Federal National Mortgage Assoc.
   REMIC (Class J)
1080.91%    03/25/22                      75         1,246(g)
Federal National Mortgage
   Assoc. STRIPS
7.50%       11/01/23 - 01/01/24      259,545        48,226(g)
8.00%       08/01/23 - 07/01/24       79,559        14,644(g)
Government National Mortgage Assoc.
5.00%       02/16/34                 335,000       317,647
Vendee Mortgage Trust
4.92%       05/15/33               2,422,178       108,998(d,g,i)

TOTAL AGENCY COLLATERALIZED
   MORTGAGE OBLIGATIONS
   (COST $11,290,149)                            9,922,017


ASSET BACKED -- 15.0%

American Express Credit Account
   Master Trust (Class A)
1.69%       01/15/09                 195,000       191,422
1.88%       12/15/08                 200,000       200,349(i)
Bank One Issuance Trust
3.59%       05/17/10                  90,000        90,845
Bank One Issuance Trust (Class A)
1.87%       12/15/10               3,500,000     3,507,166(i)
Bank One Issuance Trust (Class C)
3.76%       08/15/08                 323,000       326,210
Bear Stearns Asset Backed
   Securities Inc. (Class A)
2.21%       01/25/34                 355,447       355,980(i)
BMW Vehicle Owner Trust (Class B)
2.93%       03/25/09                 192,000       191,589

--------------------------------------------------------------------------------
                                   PRINCIPAL
                                      AMOUNT         VALUE
--------------------------------------------------------------------------------

Capital Auto Receivables Asset
   Trust (Class A)
1.85%       04/17/06             $   138,248 $     138,298(i)
Capital One Master Trust (Class C)
6.70%       06/15/11                 200,000       216,300(b)
Capital One Prime Auto Receivables
   Trust (Class A)
1.84%       09/17/07                 400,000       400,286(i)
Carco Auto Loan Master Trust
1.83%       11/15/06                 600,000       600,041(i,m)
CDC Mortgage Capital Trust (Class A)
2.33%       03/25/33                 115,017       115,498(i,m)
Chase Funding Mortgage Loan Asset-
   Backed Certificates
2.09%       03/25/32                  87,399        87,598(i)
Citibank Credit Card Issuance Trust
1.92%       09/17/07                 600,000       600,229(i)
6.65%       05/15/08                  66,000        69,596
Citibank Credit Card Issuance
   Trust (Class B)
2.12%       03/07/08               1,012,000     1,014,161(i)
Citibank Credit Card Issuance
   Trust (Class C)
4.45%       04/07/10                 252,000       256,182
Countrywide Asset-Backed
   Certificates
1.94%       11/25/23                 548,328       548,425(i)
2.10%       05/25/32                  39,010        39,055(i)
Countrywide Asset-Backed
   Certificates (Class A)
2.09%       07/25/31                  32,038        32,060(i,m)
Countrywide Home Equity Loan
   Trust (Class A)
1.99%       07/15/27                 204,240       204,233(i)
Daimler Chrysler Auto Trust (Class B)
2.85%       08/08/10                  84,000        82,869
Discover Card Master Trust I (Class A)
1.94%       09/18/07                 507,000       507,402(i,m)
1.94%       11/15/07                 500,000       500,549(i)
Federal National Mortgage Assoc.
3.95%       12/26/31                 280,000       282,122
First USA Credit Card Master
   Trust (Class A)
1.95%       11/19/08               1,400,000     1,402,854(i)
Fleet Credit Card Master Trust II
   (Class A)
1.90%       04/15/10               2,200,000     2,205,850(i)
5.60%       12/15/08                 673,000       702,730
Fleet Home Equity Loan
   Trust (Class A)
2.06%       01/20/33                 517,196       517,173(i)
Ford Credit Auto Owner
   Trust (Class B)
4.79%       11/15/06                 312,000       317,277
Ford Credit Floorplan Master Owner
   Trust (Class A)
1.80%       07/15/09               4,000,000     4,000,965(i)


See Notes to Schedules of Investments on page 67 and Notes to Financial Statements on page 84.

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Schedule of Investments                                       September 30, 2004
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                   PRINCIPAL
                                      AMOUNT         VALUE
--------------------------------------------------------------------------------

Green Tree Financial Corp.
6.90%       04/15/18            $        934 $         934
Hertz Vehicle Financing LLC
1.93%       05/25/08               3,000,000     3,000,351(b,i)
Household Automotive Trust (Class A)
2.09%       07/17/09                 500,000       501,440(i)
MBNA Credit Card Master Note Trust
4.05%       01/15/08                 156,000       157,726
MBNA Master Credit Card Trust
   USA (Class A)
1.73%       12/17/07                 250,000       250,213(i,m)
2.02%       08/15/08                 700,000       702,623(i)
Option One Mortgage Loan Trust
2.26%       02/25/33               4,608,219     4,623,637(i,m)
Peco Energy Transition Trust
6.52%       12/31/10                 169,000       190,011
Residential Asset Mortgage
   Products Inc.
2.14%       01/25/34                 653,688       653,687(i,m)
2.17%       12/25/33                 561,874       563,730(i)
Residential Asset Mortgage
   Products Inc. (Class A)
2.08%       03/25/34                 173,511       173,511(i)
Residential Asset Securities Corp.
2.11%       04/25/32                 653,126       654,201(i)
2.21%       01/25/33                 694,286       695,681(i)
Residential Asset Securities
   Corp. (Class A)
2.09%       07/25/32                 104,038       103,956(i)
4.16%       07/25/30                 179,000       180,748(i)
Saxon Asset Securities Trust (Class A)
2.24%       12/25/32                 122,458       122,691(i)
SLM Student Loan Trust (Class A)
1.93%       06/15/18                 496,284       496,510(i)
Wachovia Asset Securitization
   Inc. (Class A)
2.06%       06/25/34                 500,000       499,972(i)
Wells Fargo Home Equity Trust
3.97%       09/25/34                 117,000       116,708

TOTAL ASSET BACKED
   (COST $33,402,027)                           33,393,644


CORPORATE NOTES -- 23.0%

Alberta Energy Co. Ltd.
7.38%       11/01/31                  80,000        94,150
Allied Waste North America
6.13%       02/15/14                  95,000        88,588
Allstate Financial Global Funding
5.25%       02/01/07                 265,000       278,263(b)
American Greetings
6.10%       08/01/28                 180,000       192,150
American Standard Inc.
7.38%       04/15/05                 260,000       265,200
7.63%       02/15/10                 185,000       209,513
Anadarko Petroleum Corp.
5.00%       10/01/12                 180,000       185,853

--------------------------------------------------------------------------------
                                   PRINCIPAL
                                      AMOUNT         VALUE
--------------------------------------------------------------------------------

Appalachian Power Co. (Series C)
2.30%       06/29/07             $   200,000 $     200,043(i)
Appalachian Power Co. (Series E)
4.80%       06/15/05                 230,000       233,120
Appalachian Power Co. (Series G)
3.60%       05/15/08                 135,000       134,116
Arizona Public Service Co.
5.63%       05/15/33                 125,000       117,951
AT&T Wireless Services Inc.
7.35%       03/01/06                 180,000       191,192
8.75%       03/01/31                 315,000       413,683
Aztar Corp.
7.88%       06/15/14                  55,000        58,300(b)
Bank of America Corp.
1.87%       02/17/09                  10,000        10,040(i)
3.88%       01/15/08                 145,000       147,017
7.40%       01/15/11                 185,000       216,055
Bank One Corp.
6.50%       02/01/06                 325,000       340,927
BB&T Corp.
4.75%       10/01/12                 115,000       115,218
6.38%       06/30/05                 230,000       236,282(i)
BBVA Bancomer Capital Trust I
10.50%      02/16/11                 320,000       350,400(b)
BCP Caylux Holdings
   Luxembourg SCA
9.63%       06/15/14                  95,000       102,600(b)
Belo Corp.
8.00%       11/01/08                 175,000       199,967
British Telecommunications PLC.
8.38%       12/15/10                 170,000       205,188(n)
Burlington Northern Santa Fe Corp.
8.13%       04/15/20                 285,000       356,740
Cablevision Systems Corp.
8.00%       04/15/12                 130,000       135,850(b)
Campbell Soup Co.
5.50%       03/15/07                 230,000       242,399
Carolina Power & Light Co.
6.13%       09/15/33                  80,000        83,727
Cendant Corp.
6.25%       01/15/08                 345,000       372,284
Charter One Bank Fsb
6.38%       05/15/12                 170,000       187,239
Chesapeake Energy Corp.
7.50%       06/15/14                  95,000       103,788
CIT Group Inc.
1.92%       11/04/05               1,000,000     1,001,646(i)
2.14%       09/20/07               2,000,000     1,998,058(i)
Citigroup Inc.
6.00%       10/31/33                 220,000       223,034
6.63%       06/15/32                 300,000       329,039
City National Corp.
5.13%       02/15/13                 195,000       196,269
CNF Inc.
6.70%       05/01/34                 205,000       211,997
Comcast Cable Communications
6.38%       01/30/06                 420,000       438,621


See Notes to Schedules of Investments on page 67 and Notes to Financial Statements on page 84.

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Schedule of Investments                                       September 30, 2004
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                   PRINCIPAL
                                      AMOUNT         VALUE
--------------------------------------------------------------------------------

Comcast Cable Communications
   Holdings Inc.
8.38%       03/15/13              $   25,000 $      30,276
ConAgra Foods Inc.
6.00%       09/15/06                 280,000       294,968
Consolidated Edison Co of New York
5.63%       07/01/12                 170,000       182,139
Consolidated Natural Gas Co.
5.38%       11/01/06                 255,000       265,464
Consumers Energy Co. (Series L)
5.00%       02/15/12                 240,000       243,818(b)
Countrywide Home Loans Inc.
5.63%       05/15/07                 265,000       279,464
COX Communications Inc.
7.75%       11/01/10                 270,000       302,637
COX Enterprises Inc.
8.00%       02/15/07                 245,000       262,945(b)
CSX Corp.
5.50%       08/01/13                 150,000       154,199
CSX Transportation Inc.
9.75%       06/15/20                 115,000       158,748
DaimlerChrysler NA Holding Corp.
2.34%       05/24/06                 600,000       602,221(i)
7.25%       01/18/06                 150,000       158,321
Delhaize America Inc.
7.38%       04/15/06                 420,000       445,116
Deutsche Telekom International
   Finance BV
3.88%       07/22/08                 470,000       471,832
Dex Media Inc.
8.00%       11/15/13                  95,000        99,750
Dominion Resources Inc. (Series B)
4.13%       02/15/08                 185,000       187,447
DR Horton Inc.
5.63%       09/15/14                  95,000        94,525
Duke Capital LLC
4.30%       05/18/06                 180,000       182,588
4.33%       11/16/06                  50,000        50,902
6.25%       02/15/13                 385,000       412,904
Duke Energy Corp.
4.50%       04/01/10                 150,000       152,494
Echostar DBS Corp.
6.63%       10/01/14                 190,000       188,813(b)
El Paso Electric Co. (Series D)
8.90%       02/01/06                 275,000       294,709
Enterprise Products Operating LP
4.00%       10/15/07                 280,000       281,545(b)
EOP Operating LP (REIT)
7.25%       02/15/18                 340,000       384,671
7.75%       11/15/07                 240,000       267,505
European Investment Bank
4.63%       03/01/07                  30,000        31,192
FedEx Corp.
2.65%       04/01/07                 280,000       275,740
Ford Motor Co.
7.45%       07/16/31                  20,000        19,611

--------------------------------------------------------------------------------
                                   PRINCIPAL
                                      AMOUNT         VALUE
--------------------------------------------------------------------------------

Ford Motor Credit Co.
5.63%       10/01/08                $455,000 $     470,303
7.38%       02/01/11                 590,000       641,815
General Mills Inc.
5.13%       02/15/07                 225,000       234,554
General Motors Acceptance Corp.
2.60%       05/18/06                 550,000       552,200(i)
6.13%       09/15/06                 294,000       307,276
6.75%       01/15/06                 295,000       307,916
6.88%       09/15/11                 155,000       162,872
7.25%       03/02/11                  47,000        50,499
General Motors Corp.
7.20%       01/15/11                 190,000       201,863
Georgia Power Co.
4.88%       07/15/07                 305,000       316,950
Glencore Funding LLC
6.00%       04/15/14                  50,000        48,492(b)
Goldman Sachs Group Inc.
6.60%       01/15/12                  55,000        61,377
Goodrich Corp.
7.10%       11/15/27                 200,000       216,723
Grupo Televisa S.A.
8.00%       09/13/11                 190,000       217,550
HBOS Capital Funding LP
6.07%       06/30/49                 330,000       348,895(b,i)
HBOS PLC.
3.13%       01/12/07                 170,000       169,832(b)
Hertz Corp.
6.35%       06/15/10                 190,000       197,665
Houghton Mifflin Co.
9.88%       02/01/13                 140,000       147,000
Household Finance Corp.
3.38%       12/16/04                 200,000       200,567(i)
3.38%       02/21/06                 140,000       141,165
6.38%       11/27/12                  95,000       105,278
6.50%       01/24/06 - 11/15/08      355,000       385,925
6.75%       05/15/11                 470,000       529,339
HSBC Capital Funding LP
4.61%       12/29/49                 435,000       418,030(b,i)
9.55%       12/31/49                  64,000        80,606(b,i,n)
Hudson United Bank
7.00%       05/15/12                 395,000       439,612
Huntington National Bank
2.75%       10/16/06                 235,000       233,482
Hydro Quebec
8.25%       04/15/26                  95,000       130,130
International Paper Co.
6.75%       09/01/11                 155,000       173,170
Intrawest Corp.
7.50%       10/15/13                  95,000        98,444(b)
Iron Mountain Inc.
6.63%       01/01/16                 150,000       146,250
iStar Financial Inc. (REIT)
3.12%       03/12/07                 195,000       196,560(i)
4.88%       01/15/09                 325,000       325,660
Jersey Central Power & Light
5.63%       05/01/16                 150,000       155,867(b)


See Notes to Schedules of Investments on page 67 and Notes to Financial Statements on page 84.

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Schedule of Investments                                       September 30, 2004
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                   PRINCIPAL
                                      AMOUNT         VALUE
--------------------------------------------------------------------------------

John Hancock Global Funding II
5.63%       06/27/06             $   157,000 $     163,882(b)
Kellogg Co. (Series B)
6.60%       04/01/11                 110,000       123,742
Kerr-McGee Corp.
5.88%       09/15/06                 200,000       209,175
6.95%       07/01/24                 185,000       197,590
Keycorp
2.04%       06/21/07               1,000,000       998,315(i,m)
4.63%       05/16/05                 135,000       136,688
KFW International Finance
4.75%       01/24/07                  90,000        93,566
Kinder Morgan Inc.
6.50%       09/01/12                 235,000       258,263
Liberty Media Corp.
3.38%       09/17/06               1,080,000     1,095,552(i)
Lockheed Martin Corp.
8.50%       12/01/29                 365,000       483,276
Lyondell Chemical Co.
10.50%      06/01/13                  95,000       109,725
Marsh & McLennan Cos. Inc.
1.74%       07/13/07               1,000,000       999,569(i)
Masco Corp.
6.75%       03/15/06                 255,000       269,119
Merrill Lynch & Co. Inc.
2.07%       01/14/05               2,000,000     2,001,656(i,m)
Metropolitan Life Global Funding I
4.75%       06/20/07                  95,000        98,451(b)
Midamerican Energy Holdings Co.
3.50%       05/15/08                 260,000       255,795
Midwest Generation LLC (Series B)
8.56%       01/02/16                  95,000        99,750
Mohegan Tribal Gaming Authority
7.13%       08/15/14                  95,000        99,513(b)
Morgan Stanley
4.25%       05/15/10                  55,000        55,097
Motorola Inc.
4.61%       11/16/07                 270,000       277,409
National Rural Utilities Cooperative
   Finance Corp.
6.00%       05/15/06                  61,000        63,965
NB Capital Trust IV
8.25%       04/15/27                 229,000       259,231
Noble Energy Inc.
8.00%       04/01/27                 255,000       312,442
Norfolk Southern Corp.
6.00%       04/30/08                  55,000        59,285
Norfolk Southern Railway Co.
9.75%       06/15/20                 160,000       220,867
Northeast Utilities (Series B)
3.30%       06/01/08                 170,000       165,871
Northrop Grumman Corp.
4.08%       11/16/06                 145,000       147,304
Ocean Energy Inc.
4.38%       10/01/07                 115,000       117,352
Ohio Power Co. (Series E)
6.60%       02/15/33                  95,000       103,544

--------------------------------------------------------------------------------
                                   PRINCIPAL
                                      AMOUNT         VALUE
--------------------------------------------------------------------------------

Omnicare Inc.
6.13%       06/01/13              $   40,000   $    40,200
Oncor Electric Delivery Co.
6.38%       05/01/12                 190,000       210,207
Pacific Gas & Electric Co.
2.30%       04/03/06                 965,000       967,895(i)
PanAmSat Corp.
9.00%       08/15/14                 190,000       197,600(b)
Pemex Finance Ltd.
9.03%       02/15/11                 398,000       464,343
9.69%       08/15/09                 570,000       647,623
Pemex Project Funding Master Trust
7.38%       12/15/14                 150,000       163,500
8.63%       02/01/22                 185,000       210,900
Pepco Holdings Inc.
5.50%       08/15/07                 285,000       298,931
Petrobras International Finance Co.
7.75%       09/15/14                  95,000        94,050
Petro-Canada
5.35%       07/15/33                 145,000       131,411
Petroleos Mexicanos
9.50%       09/15/27                 242,000       297,055
Pioneer Natural Resources Co.
6.50%       01/15/08                 345,000       374,598
Principal Life Global Funding I
5.25%       01/15/13                 235,000       241,340(b)
Procter & Gamble - ESOP (Series A)
9.36%       01/01/21                 475,000       642,817
Progress Energy Inc.
5.85%       10/30/08                 230,000       244,592
Prudential Financial Inc.
4.10%       11/15/06                 270,000       274,491
PSI Energy Inc.
6.65%       06/15/06                 190,000       200,367
Public Service Co. of New Mexico
4.40%       09/15/08                 275,000       278,150
Puget Sound Energy Inc.
3.36%       06/01/08                 170,000       167,281
Quest Diagnostics
6.75%       07/12/06                 195,000       206,603
RBS Capital Trust I
5.51%       09/29/49                 280,000       284,098(i)
Royal Bank of Scotland Group PLC.
7.65%       08/31/49                  78,000        92,715(i)
Safeco Corp.
4.20%       02/01/08                  95,000        96,679
Saks Inc.
7.00%       12/01/13                  90,000        91,800
Shurgard Storage Centers Inc.
5.88%       03/15/13                 100,000       102,644
Simon Property Group LP
4.88%       08/15/10                 155,000       157,071(b)
Sinclair Broadcast Group Inc.
8.00%       03/15/12                  90,000        93,375
Southern California Edison Co.
8.00%       02/15/07                 185,000       204,856
Southwest Airlines Co.
5.25%       10/01/14                  95,000        94,766


See Notes to Schedules of Investments on page 67 and Notes to Financial Statements on page 84.

INCOME FUND

Schedule of Investments                                       September 30, 2004
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                   PRINCIPAL
                                      AMOUNT         VALUE
--------------------------------------------------------------------------------

Sprint Capital Corp.
4.78%       08/17/06                $285,000 $     292,999
6.13%       11/15/08                 470,000       508,085
7.63%       01/30/11                 180,000       208,510
8.38%       03/15/12                 255,000       308,868
Telefonos de Mexico S.A. de C.V.
4.50%       11/19/08                 200,000       200,790
8.25%       01/26/06                 375,000       399,405
TELUS Corp.
7.50%       06/01/07                 310,000       340,466
Textron Inc.
4.50%       08/01/10                 200,000       203,257
Time Warner Inc.
7.75%       06/15/05                 225,000       232,080
Tyco International Group S.A.
5.80%       08/01/06                 375,000       392,901
6.75%       02/15/11                  95,000       106,826
Tyson Foods Inc.
7.25%       10/01/06                 950,000     1,018,312
UBS Preferred Funding Trust I
8.62%       10/29/49                 185,000       225,003(i)
Union Pacific Corp.
6.65%       01/15/11                 190,000       211,402
Union Planters Bank NA
5.13%       06/15/07                  30,000        31,405
Unisys Corp.
8.13%       06/01/06                 155,000       165,269
US Bank National Assoc.
2.85%       11/15/06                 315,000       313,974
Valero Energy Corp.
6.88%       04/15/12                  85,000        95,352
7.50%       04/15/32                  75,000        87,910
Verizon Global Funding Corp.
7.75%       12/01/30 - 06/15/32      420,000       503,574
Verizon Pennsylvania Inc. (Series A)
5.65%       11/15/11                 370,000       389,871
VF Corp.
6.00%       10/15/33                 255,000       257,104
Wachovia Corp.
5.25%       08/01/14                 140,000       143,102
Walt Disney Co.
6.75%       03/30/06                 185,000       195,310
Warner Music Group
7.38%       04/15/14                  55,000        56,925(b)
Washington Mutual Inc.
5.63%       01/15/07                  25,000        26,333
Westar Energy Inc.
9.75%       05/01/07                 400,000       455,679
Weyerhaeuser Co.
6.00%       08/01/06                  25,000        26,314
6.13%       03/15/07                 730,000       778,264
6.75%       03/15/12                  65,000        72,901
Wisconsin Energy Corp.
5.88%       04/01/06                 105,000       109,555

TOTAL CORPORATE NOTES
   (COST $50,427,322)                           51,062,616

--------------------------------------------------------------------------------
                                   PRINCIPAL
                                      AMOUNT         VALUE
--------------------------------------------------------------------------------

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS -- 8.1%

Bear Stearns Commercial
   Mortgage Securities
4.17%       01/12/41            $    200,000 $     202,553
5.20%       01/12/41                 367,000       379,827(i)
Bear Stearns Commercial Mortgage
   Securities (Class A)
3.88%       08/13/39                 549,000       546,447
4.68%       08/13/39                 499,000       500,059
6.02%       02/14/31                 258,000       279,204
Bear Stearns Commercial Mortgage
   Securities (Class B)
6.20%       02/14/31                  34,000        37,156
CalSTRS Trust
4.13%       11/20/12                 522,000       530,842(b)
Citicorp Mortgage Securities
   Inc. (Class B)
6.13%       08/25/32                 306,233       306,605(i)
Crusade Global Trust (Class A)
2.10%       09/18/34                 515,206       514,416(i)
CS First Boston Mortgage
   Securities Corp.
6.13%       04/15/37               1,200,000     1,319,961
First Union-Lehman Brothers-Bank
   of America (Class A)
6.56%       11/18/35                 289,000       314,733
GMAC Commercial Mortgage
   Securities Inc. (Class A)
6.42%       05/15/35               1,202,000     1,310,280
Homeside Mortgage Securities
   Trust (Class A)
1.82%       01/20/27                 276,804       277,302(i)
Impac CMB Trust (Class A)
2.12%       08/25/32                 227,379       227,572(i)
2.22%       12/25/33                 709,977       709,707(i)
Interstar Millennium Trust (Class A)
2.07%       03/14/36                 190,708       190,708(i,m)
JP Morgan Chase Commercial
   Mortgage Securities Corp.
1.38%       01/12/39               4,390,000       233,565(b,g,i)
6.47%       11/15/35                 257,000       287,569
JP Morgan Chase Commercial
   Mortgage Securities Corp.
   (Class A)
4.92%       10/15/37                 332,000       337,354(i)
LB-UBS Commercial Mortgage Trust
4.06%       09/15/27                 549,000       551,506(i)
4.53%       01/15/36               1,829,277       142,769(b,d,g)
6.17%       04/15/37               3,943,098        81,326(b,d,g,i)
6.23%       03/15/26                  75,000        82,025
6.23%       03/15/34               1,273,000        28,145(b,d,g,i)
6.23%       01/15/36               3,729,655       102,566(b,d,g,i)
7.34%       09/15/37               3,824,449        63,342(b,d,g,i)
7.46%       03/15/36               4,693,029       129,058(b,d,g,i)


See Notes to Schedules of Investments on page 67 and Notes to Financial Statements on page 84.

INCOME FUND

Schedule of Investments                                       September 30, 2004
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                   PRINCIPAL
                                      AMOUNT         VALUE
--------------------------------------------------------------------------------

LB-UBS Commercial Mortgage
   Trust (Class A)
6.13%       12/15/30             $   175,000 $     192,715
6.65%       11/15/27                 806,000       909,271
LB-UBS Commercial Mortgage
   Trust (Class B)
6.65%       07/14/16                  65,000        73,064(b)
Lehman Brothers Floating Rate
   Commercial Mortgage Trust
1.77%       10/15/17               2,200,000     2,199,925(b,i,m)
Master Alternative Loans Trust
5.00%       08/25/18                 340,103        39,962(g)
6.50%       08/25/34                 626,715       655,700
Morgan Stanley Capital I
5.11%       06/15/40                 175,000       179,268(i)
Morgan Stanley Capital I (Class A)
4.66%       09/13/45                 363,000       361,723
7.11%       04/15/33                 245,000       276,620
Morgan Stanley Capital I (Class D)
7.09%       07/15/30                 155,000       174,988(i)
Morgan Stanley Dean Witter Capital I
1.02%       10/15/35               2,139,000        46,718(b,g,i)
1.06%       04/15/34               1,373,000        32,874(b,g,i)
3.60%       02/01/31               1,502,528        76,674(b,d,g,i)
Morgan Stanley Dean Witter
   Capital I (Class A)
6.39%       10/15/35                 320,000       357,423
6.54%       02/15/31                 440,000       479,953
National RMBS Trust
2.03%       03/20/34                 500,000       499,950(i,m)
Puma Finance Ltd. (Class A)
1.78%       10/11/34                 225,664       225,958(i)
2.11%       03/25/34                 631,498       632,437(i)
Residential Accredit Loans
   Inc. (Class A)
2.14%       03/25/34                 402,103       401,194(i,m)
Wachovia Bank Commercial
   Mortgage Trust
2.18%       03/15/15                 180,000       180,257(b,i)
2.28%       03/15/15                 140,000       140,697(b,i,m)
2.66%       03/15/15                 100,000       100,858(b,i)

TOTAL NON- AGENCY COLLATERALIZED
   MORTGAGE OBLIGATIONS
   (COST $17,749,662)                           17,924,826


SOVEREIGN BONDS -- 0.7%

Government of Bahamas
6.63%       05/15/33                 210,000       234,638(b)
Mexico Government International Bond
6.75%       09/27/34                 405,000       390,015
Ontario Electricity Financial Corp.
7.45%       03/31/13                  35,000        42,580
Province of British Columbia
4.63%       10/03/06                 238,000       246,043

--------------------------------------------------------------------------------
                                   PRINCIPAL
                                      AMOUNT         VALUE
--------------------------------------------------------------------------------

Province of Manitoba Canada
4.25%       11/20/06                $179,000   $   183,858
Province of New Brunswick
3.50%       10/23/07                 230,000       232,000
Province of Ontario
3.50%       09/17/07                 235,000       236,981
5.13%       07/17/12                  40,000        42,295

TOTAL SOVEREIGN BONDS
   (COST $1,568,518)                             1,608,410

--------------------------------------------------------------------------------
                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------
PREFERED STOCK -- 0.1%
--------------------------------------------------------------------------------

Zurich Regcaps Funding Trust I
   (COST $325,237)                       315       324,450(b,i)

--------------------------------------------------------------------------------
PURCHASED OPTIONS -- 0.0%*
--------------------------------------------------------------------------------

Eurodollar Futures                   225,000           563
U S Treasury Notes Futures            84,000        30,188

TOTAL PURCHASED OPTIONS
   (COST $49,734)                                   30,750


TOTAL INVESTMENTS IN SECURITIES
   (COST $253,646,655)                         254,304,375

--------------------------------------------------------------------------------
                                   PRINCIPAL
                                      AMOUNT         VALUE
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 15.7%
--------------------------------------------------------------------------------

U.S. AGENCIES -- 14.7%

Federal Home Loan Bank Consumer
   Discount Notes
1.65%       10/01/04             $32,690,000    32,690,000(d,m)

TIME DEPOSITS -- 1.0%

State Street Corp.
1.81%       10/01/04               2,100,548     2,100,548(e)

TOTAL SHORT-TERM INVESTMENTS
   (COST $34,790,548)                           34,790,548


LIABILITIES IN EXCESS OF OTHER ASSETS,
   NET (30.2)%                                 (66,980,995)
                                              ------------

NET ASSETS-- 100%                             $222,113,928
                                              ------------


See Notes to Schedules of Investments on page 67 and Notes to Financial Statements on page 84.

INCOME FUND

Schedule of Investments                                       September 30, 2004
--------------------------------------------------------------------------------

OTHER INFORMATION
--------------------------------------------------------------------------------

The Income Fund had the following written option contracts open at September 30, 2004:

                     EXPIRATION DATE/   NUMBER OF
CALL OPTIONS           STRIKE PRICE     CONTRACTS    VALUE
--------------------------------------------------------------------------------

U.S. Treasury
  Notes Futures
  (Written Option
  Premium $24,644)  October 2004/111.50     84     $(15,750)


                     EXPIRATION DATE/   NUMBER OF
PUT OPTIONS            STRIKE PRICE     CONTRACTS    VALUE
--------------------------------------------------------------------------------

U.S. Treasury
  Notes Futures
  (Written Option
  Premium $15,456)  October 2004/109.50     84   $  (7,875)
                                                 ---------
                                                 $ (23,625)
                                                 ---------

The Income Fund had the following long futures contracts open at September 30, 2004:

                             NUMBER      CURRENT
                EXPIRATION     OF        NOTIONAL     UNREALIZED
DESCRIPTION        DATE     CONTRACTS     VALUE      APPRECIATION
--------------------------------------------------------------------------------

U.S. Treasury
  Notes - 5 Yrs.
  Futures      December 2004   95      $10,521,250     $93,569


The Income Fund had the following short futures contracts open at September 30, 2004:

                              NUMBER     CURRENT
                EXPIRATION      OF       NOTIONAL     UNREALIZED
DESCRIPTION        DATE      CONTRACTS    VALUE      DEPRECIATION
--------------------------------------------------------------------------------

U.S. Treasury
  Notes - 10 Yrs.
  Futures      December 2004   18     $(2,027,250)     $ (3,860)
                                                       --------
                                                       $ 89,709
                                                       --------

See Notes to Schedules of Investments on page 67 and Notes to Financial Statements on page 84.

Money Market Fund
--------------------------------------------------------------------------------

                                                                             Q&A


DONALD J. DUNCAN IS A VICE PRESIDENT OF GE ASSET MANAGEMENT. HE IS PORTFOLIO MANAGER OF THE MONEY MARKET FUND AND HAS SERVED ON THE FUND'S PORTFOLIO MANAGEMENT TEAM SINCE THE FUND'S INCEPTION. MR. DUNCAN JOINED GE ASSET MANAGEMENT IN 1988 IN TRADE SUPPORT AND HELD SEVERAL POSITIONS INCLUDING MUTUAL FUND CONTROLLER. HE WAS APPOINTED INVESTMENT MANAGER - SHORT TERM SECURITIES IN 1990 AND VICE PRESIDENT - MONEY MARKETS IN 2002. MR. DUNCAN HOLDS A B.S. FROM THE UNIVERSITY OF RHODE ISLAND.


Q. HOW DID THE GE INSTITUTIONAL MONEY MARKET FUND PERFORM RELATIVE TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE TWELVE MONTHS ENDED SEPTEMBER 30, 2004?

A. For the twelve-month period ended September 30, 2004, the Institutional Money Market Fund returned 1.00%. By comparison, the 90-day U.S. Treasury Bill returned 1.13% and the average return posted by the Fund's Lipper peer group representing 299 Institutional Money Market funds was 0.80%.

Q.  WHAT WERE THE PRIMARY DRIVERS OF FUND PERFORMANCE?

A. Active management of the Fund's average maturity was the primary driver of Fund's performance. Our outlook for monetary policy relative to market consensus drives our tactical positioning along the short end of the yield curve.

[PHOTO OMITTED]

PICTURED TO THE RIGHT:
DONALD J. DUNCAN

Money Market Fund
--------------------------------------------------------------------------------
                                              Understanding Your Fund's Expenses

As a shareholder of the Fund you incur transaction and ongoing expenses. Transaction expenses including sales charges on purchase payments, reinvested dividends (or other distributions), and redemption fees directly reduce the investment return of the Fund. Ongoing costs include portfolio management fees, distribution and service fees, professional fees, administrative fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have calculated the expenses paid by investors in each share class of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire period.

ACTUAL EXPENSES

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading "Expenses Paid During Period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table do not reflect any transaction costs, such as sales charges or redemption fees.

                          ACCOUNT VALUE AT THE BEGINNING     ACCOUNT VALUE AT THE END OF THE              EXPENSES
                          OF THE PERIOD APRIL 1, 2004 ($)     PERIOD SEPTEMBER 30, 2004 ($)        PAID DURING PERIOD ($)*
---------------------------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN**
---------------------------------------------------------------------------------------------------------------------------
     Investment Class                1,000.00                           1,005.45                             1.05
---------------------------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN
---------------------------------------------------------------------------------------------------------------------------
     Investment Class                1,000.00                           1,023.67                             1.07
---------------------------------------------------------------------------------------------------------------------------

 * EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.21% FOR INVESTMENT CLASS, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 183/366 (TO REFLECT THE SIX-MONTH PERIOD).

** ACTUAL FUND RETURN FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2004 WAS
   0.54% FOR INVESTMENT CLASS SHARES.

Money Market Fund
--------------------------------------------------------------------------------

 CHANGE IN VALUE OF A $10,000 INVESTMENT


INVESTMENT CLASS SHARES
--------------------------------------------------------------------------------

[LINE CHART OMITTED, PLOT POINTS FOLLOWS]

             MONEY MARKET FUND      90 DAY T-BILL
12/2/97          10,000.00            10,000.00
3/98             10,178.79            10,170.98
9/98             10,453.23            10,423.88
3/99             10,709.44            10,653.11
9/99             10,967.80            10,900.06
3/00             11,273.17            11,193.12
9/00             11,627.79            11,526.47
3/01             11,981.73            11,843.10
9/01             12,222.08            12,046.46
3/02             12,351.22            12,157.71
9/02             12,456.90            12,260.19
3/03             12,542.75            12,336.40
9/03             12,605.24            12,396.97
3/04             12,662.06            12,456.60
9/04             12,731.03            12,536.97


AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED SEPTMBER 30, 2004
--------------------------------------------------------------------------------

INVESTMENT CLASS SHARES
--------------------------------------------------------------------------------
                       ONE      FIVE        SINCE
                       YEAR     YEAR      INCEPTION*    COMMENCEMENT
--------------------------------------------------------------------------------

Money Market Fund      1.00%    3.02%       3.60%         12/2/97
--------------------------------------------------------------------------------

90 Day T-Bill          1.13%    2.84%       3.36%
--------------------------------------------------------------------------------


INVESTMENT PROFILE
A mutual fund designed for investors who seek a high level of current income consistent with the preservation of capital and maintenance of liquidity by investing primarily in short-term, U.S. dollar denominated money market instruments.


SECTOR ALLOCATION
AS OF SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

Portfolio Composition as a % of the Market Value of $63,921
(in thousands) as of September 30, 2004


[PIE CHART OMITTED, PLOT POINTS FOLLOWS]

Commercial Paper 43.0%
U.S. Agencies 24.7%
Repurchase Agreements 19.4%
Yankee Certificates of Deposit 12.5%
Time Deposits 0.3%
Asset Backed 0.1%


FUND YIELD
AT SEPTEMBER 30, 2004
--------------------------------------------------------------------------------
                                  FUND        IBC MONEY FUND
--------------------------------------------------------------------------------
7-DAY CURRENT                    1.41%            1.09%
--------------------------------------------------------------------------------
7-DAY EFFECTIVE                  1.42%            1.10%
--------------------------------------------------------------------------------

CURRENT YIELD REPRESENTS INCOME EARNED ON AN INVESTMENT IN THE MONEY MARKET FUND FOR A SEVEN DAY PERIOD AND THEN ANNUALIZED.

EFFECTIVE YIELD IS CALCULATED SIMILARLY BUT IS SLIGHTLY HIGHER BECAUSE IT REFLECTS THE COMPOUNDING EFFECT OF EARNINGS ON REINVESTED DIVIDENDS.

AN INVESTMENT IN THE MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

+ THE SEVEN DAY CURRENT YIELD, RATHER THAN THE TOTAL RETURN, MORE CLOSELY
  REFLECTS THE CURRENT EARNINGS OF THE MONEY MARKET FUND AT SEPTEMBER 30, 2004.

* INDEX RETURNS ARE NOT AVAILABLE FROM THE FUND'S INCEPTION DATE AND THEREFORE ARE CALCULATED FROM THE MONTH END NEAREST TO THE FUND'S INCEPTION DATE.

SEE NOTES TO PERFORMANCE BEGINNING ON PAGE 66 FOR FURTHER INFORMATION.

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

MONEY MARKET FUND

Schedule of Investments                                       September 30, 2004
--------------------------------------------------------------------------------

                                MONEY MARKET FUND
--------------------------------------------------------------------------------
                                   PRINCIPAL     AMORTIZED
                                      AMOUNT          COST
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 99.9%
--------------------------------------------------------------------------------

U.S. GOVERNMENTS -- 24.7%
U.S. AGENCIES
Federal Agricultural
   Mortgage Corp.
1.43%       04/01/05              $1,710,000  $  1,710,000
Federal Home Loan Bank
1.78%       05/27/05               1,390,000     1,390,000
Federal Home Loan Bank
1.50%       10/01/04               8,280,000     8,280,000(d)
Federal National Mortgage Assoc.
7.00%       07/15/05               2,540,000     2,630,520
Federal National Mortgage
   Association
1.87%       02/23/05               1,820,000     1,806,292(d)

TOTAL U.S. GOVERNMENTS
   (COST $15,816,812)                           15,816,812


COMMERCIAL PAPER -- 43.0%

Bank of America Corp.
1.61%       10/27/04               2,800,000     2,796,744
Bank of Nova Scotia
1.55%       10/21/04               2,810,000     2,807,580
Canadian Imperial Bank of Commerce
1.70%       11/09/04               2,670,000     2,665,083
Deutsche Bank AG
1.73%       11/10/04               2,670,000     2,664,882
HBOS PLC.
1.52%       10/13/04               2,810,000     2,808,576
HSBC Holdings PLC.
1.82%       12/13/04               2,670,000     2,660,146
ING Group
1.52%       10/14/04               2,810,000     2,808,458
Morgan Stanley Dean Witter & Co.
1.71%       10/08/04               2,670,000     2,669,112
National Australia Bank, Ltd.
1.57%       10/04/04               2,800,000     2,799,635
UBS AG
1.68%       11/29/04               2,800,000     2,792,314

TOTAL COMMERCIAL PAPER
   (COST $27,472,530)                           27,472,530


REPURCHASE AGREEMENTS -- 19.4%

ABN Amro
   1.75% dated 09/30/04, to be
   repurchased at $3,100,151 on
   10/01/04 collateralized by
   $3,163,111 Government Agency
   Bonds, 1.60% - 5.57%, maturing
   03/21/05 - 09/16/04             3,100,000      3,100,000

--------------------------------------------------------------------------------
                                   PRINCIPAL     AMORTIZED
                                      AMOUNT          COST
--------------------------------------------------------------------------------

Barclays PLC.
   1.87% dated 09/30/04, to be
   repurchased at $3,100,161 on
   10/01/04 collateralized by
   $3,162,308 Government Agency
   Bond, 4.00%, maturing 09/02/08 $3,100,000   $  3,100,000
JP Morgan Chase
   1.83% dated 09/30/04, to be
   repurchased at $3,100,158 on
   10/01/04 collateralized by
   $3,163,073 Government Agency
   Bond, 0.00%, maturing 01/27/23  3,100,000      3,100,000
UBS AG
   1.85% dated 09/30/04, to be
   repurchased at $3,100,159 on
   10/01/04 collateralized by
   $3,162,970 Government Agency
   Bond, 3.15%, maturing 02/26/07  3,100,000      3,100,000

TOTAL REPURCHASE AGREEMENTS
   (COST $12,400,000)                            12,400,000


ASSET BACKED -- 0.1%

Chase Manhattan Auto Owner
   Trust (Class A)
1.08%       03/15/05
   (COST $64,656)                     64,656         64,656

CERTIFICATES OF DEPOSIT -- 12.5%

Bank of Montreal
1.65%       10/07/04               2,670,000      2,670,000
Calyon
1.78%       11/17/04               2,670,000      2,670,000
Toronto-Dominion Bank
1.75%       11/16/04               2,670,000      2,670,000

TOTAL CERTIFICATES OF DEPOSIT
   (COST $8,010,000)                              8,010,000


TIME DEPOSITS -- 0.2%

State Street Corp.
1.81%       10/01/04
   (COST $157,470)                   157,470        157,470(e)

TOTAL SHORT-TERM INVESTMENTS
   (COST $63,921,468)                            63,921,468


OTHER ASSETS AND LIABILITIES,
   NET 0.1%                                          50,391
                                                -----------

NET ASSETS-- 100%                               $63,971,859
                                                -----------


See Notes to Schedules of Investments on page 67 and Notes to Financial Statements on page 84.

Notes to Performance                              September 30, 2004 (unaudited)
--------------------------------------------------------------------------------

Total returns take into account changes in share price and assume reinvestment of dividends and capital gains distributions, if any. Investment returns and net asset value on an investment will fluctuate and you may have a gain or loss when you sell your shares.

Current performance may be lower or higher than that shown. You may call toll-free (800) 242-0134 for performance information as of the most recent month end.

Shares of the GE Institutional Funds are neither insured nor guaranteed by the U.S. Government, and their prices will fluctuate with market conditions.

The S&P 500 Index is an unmanaged, market capitalization-weighted index of stocks of 500 large U.S. companies, which is widely used as a measure of large-cap stock U.S. market performance. The Russell 2000 Index is a market capitalization-weighted index consisting of approximately 2,000 of the smallest U.S.-domiciled publicly traded common stocks that are included in the Russell 3000(R) Index. These common stocks represent approximately 8% of the total market capitalization of the Russell 3000 Index. The MSCI(R) EAFE(R) Index is a market capitalization-weighted index of equity securities of companies domiciled in various countries. The index is designed to represent the performance of developed stock markets outside the U.S. and Canada and excludes certain market segments unavailable to U.S. based investors. The LB Aggregate Bond Index is a market value-weighted index of investment-grade debt issues, including government, corporate, asset-backed and mortgage-backed securities, with maturities of one year or more.

The 90 Day T-Bill is an unmanaged measure/index of the performance of U.S. Treasury bills currently available in the marketplace having a remaining maturity of 90 days.

The above indices/measures do not reflect the actual cost of investing in the instruments that comprise each index.

The results shown for the foregoing indices assume the reinvestment of net dividends or interest.

The peer universe of funds used in our peer ranking calculation is based on the blend of Lipper peer categories, as shown. This blend is the same as the category blend used by the Wall Street Journal (except for the Strategic Investment Fund for which we use the specific Lipper peer group and the Money Market Fund, which is not in the Wall Street Journal). The actual number of funds and numerical rankings in the Lipper and Wall Street Journal universes could differ since the Wall Street Journal excludes certain funds which do not meet their net asset or number of shareholder publication thresholds. A Fund's performance may be compared to or ranked within a universe of mutual funds with investment objectives and policies similar but not necessarily identical to the Fund's. Such comparisons or rankings are made on the basis of several factors, including the Fund's objectives and policies, management style and strategy, and portfolio composition, and may change over time if any of those factors change. Lipper is an independent mutual fund rating service.

The S&P 500 Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, to the investors of the Fund or any member of the public regarding the advisability of investing in the securities generally or in this Fund particularly or the ability of the S&P 500 Index Fund to track general stock market performance.

Notes to Schedules of Investments                             September 30, 2004
--------------------------------------------------------------------------------

(a) Non-income producing security.

(b) Pursuant to Rule 144A of the Securities Act of 1933, these Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, these securities amounted to $4,232,355; $460,038 and $12,175,901 or 0.82%, 0.41% and 5.48% of net assets for the International Equity, Strategic Investment and Income Funds, respectively. These securities have been determined to be liquid using procedures established by the Board of Trustees.

(c) Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(d) Coupon amount represents effective yield.

(e) State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund's custodian and accounting agent. For the S&P 500 Index Fund, State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund's custodian and accounting agent and SSgA Funds Management, Inc.; the Fund's sub-adviser.

(f) Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.

(g) Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.

(h) At September 30, 2004, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA's.

(i) Variable or floating rate security. The stated rate represents the rate at September 30, 2004.

(j) All or a portion of security out on loan.

(k) General Electric Co. is the parent company of GE Asset Management Incorporated, the Fund's investment adviser.

(l) GEAM, the investment adviser of the Fund, also serves as investment adviser of the Trust.

(m) All or a portion of the security purchased with collateral from securities lending.

(n) Step coupon bond. Security becomes interest bearing at a future date.

(o) Security received as collateral for securities lending.

 * Less than 0.01%.


Abbreviations:

ADR         American Depositary Receipt

GDR         Global Depositary Receipt

REGD.       Registered

REIT        Real Estate Investment Trust

REMIC       Real Estate Mortgage Investment Conduit

SDR         Swedish Depositary Receipt

STRIPS      Separate Trading of Registered Interest and Principal of Security

Financial Highlights
Selected data based on a share outstanding throughout the periods indicated
--------------------------------------------------------------------------------



                                                                                       U.S.
                                                                                     EQUITY
                                                                                       FUND
                                                    ----------------------------------------------------------------------------
                                                                                INVESTMENT CLASS
                                                    ----------------------------------------------------------------------------
                                                      9/30/04         9/30/03         9/30/02        9/30/01        9/30/00
                                                    ----------------------------------------------------------------------------
INCEPTION DATE                                          --              --              --             --          11/25/97
 Net asset value, beginning of period ............  $  10.20        $   8.54        $  10.43       $  13.90       $  13.19
 INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income .........................      0.13            0.11(d)         0.11           0.11           0.10
   Net realized and unrealized  gains (losses)
    on investments ...............................      0.91            1.65           (1.88)         (2.33)          1.53
--------------------------------------------------------------------------------------------------------------------------------
 TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS ..........................      1.04            1.76           (1.77)         (2.22)          1.63
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income .........................      0.11            0.10            0.12           0.12           0.09
   Net realized gains ............................        --              --              --           1.13           0.83
   Return of capital .............................        --              --              --             --             --
--------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ..............................      0.11            0.10            0.12           1.25           0.92
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period ...................  $  11.13        $  10.20        $   8.54       $  10.43       $  13.90
================================================================================================================================

TOTAL RETURN (A) .................................    10.24%          20.70%         (17.28%)       (17.49%)        12.70%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in thousands) ......  $346,065        $302,846        $200,647       $237,144       $269,728
   Ratios to average net assets:
     Net investment income* ......................     1.18%           1.17%           1.02%          0.90%          0.90%
     Expenses* ...................................     0.37%           0.38%           0.38%          0.38%          0.38%
     Portfolio turnover rate .....................       29%             27%             51%            47%            48%



                                                                           U.S.
                                                                         EQUITY
                                                                           FUND
                                                    ---------------------------------------------------
                                                                      SERVICE CLASS
                                                    ---------------------------------------------------
                                                      9/30/04     9/30/03        9/30/02      9/30/01(G)
                                                    ---------------------------------------------------
INCEPTION DATE                                          --          --             --           1/3/01
 Net asset value, beginning of period ............  $ 10.18      $  8.52        $ 10.41        $ 12.28
 INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income .........................     0.10         0.09(d)        0.09           0.06
   Net realized and unrealized  gains (losses)
    on investments ...............................     0.92         1.64          (1.89)         (1.93)
--------------------------------------------------------------------------------------------------------
 TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS ..........................     1.02         1.73          (1.80)         (1.87)
--------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income .........................     0.09         0.07           0.09             --
   Net realized gains ............................       --           --             --             --
   Return of capital .............................       --           --             --             --
--------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ..............................     0.09         0.07           0.09             --
--------------------------------------------------------------------------------------------------------
Net asset value, end of period ...................  $ 11.11      $ 10.18        $  8.52        $ 10.41
=========================================================================================================

TOTAL RETURN (A) .................................   10.02%       20.38%        (17.53%)       (15.23%)

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in thousands) ......  $24,348      $22,033        $18,087        $25,669
   Ratios to average net assets:
     Net investment income* ......................    0.93%        0.93%          0.76%          0.66%
     Expenses* ...................................    0.62%        0.63%          0.63%          0.63%
     Portfolio turnover rate .....................      29%          27%            51%            47%



                                                                                      S&P 500
                                                                                        INDEX
                                                                                         FUND
                                                      ------------------------------------------------------------------------
                                                                                  INVESTMENT CLASS
                                                      ------------------------------------------------------------------------
                                                       9/30/04         9/30/03         9/30/02        9/30/01        9/30/00
                                                      ------------------------------------------------------------------------
INCEPTION DATE                                            --              --              --             --         11/25/97

 Net asset value, beginning of period ..............  $  9.59         $  7.80         $ 10.05        $ 15.17       $  13.74
 INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income ...........................     0.17            0.16            0.11           0.22           0.15
   Net realized and unrealized  gains (losses)
    on investments .................................     1.13            1.73           (2.13)         (3.97)          1.73
------------------------------------------------------------------------------------------------------------------------------
 TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS ............................     1.30            1.89           (2.02)         (3.75)          1.88
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income ...........................     0.18            0.10            0.23           0.15           0.18
   Net realized gains ..............................       --              --              --           1.22           0.27
   Return of capital ...............................       --              --              --             --           0.00(c)
------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ................................     0.18            0.10            0.23           1.37           0.45
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period .....................  $ 10.71         $  9.59         $  7.80        $ 10.05       $  15.17
==============================================================================================================================

TOTAL RETURN (A) ...................................   13.62%          24.34%         (20.74%)       (26.83%)        13.83%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in thousands) ........  $91,628         $81,601         $74,867        $46,119       $131,458
   Ratios to average net assets:
     Net investment income* ........................    1.57%           1.63%           1.45%          1.16%          1.14%
     Expenses* .....................................    0.15%           0.15%           0.15%          0.15%          0.15%
     Portfolio turnover rate .......................      13%             16%             59%             8%            44%


                                                                                     VALUE
                                                                                    EQUITY
                                                                                      FUND
                                                      ---------------------------------------------------------------------
                                                                               INVESTMENT CLASS
                                                      ---------------------------------------------------------------------
                                                          9/30/04     9/30/03        9/30/02        9/30/01     9/30/00(F)
                                                      ---------------------------------------------------------------------
INCEPTION DATE                                              --          --             --             --          2/2/00

 Net asset value, beginning of period ..............   $   8.49     $   7.18        $  8.71        $ 10.39      $  10.00
 INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income ...........................       0.12         0.11           0.10           0.11          0.04
   Net realized and unrealized  gains (losses)
    on investments .................................       1.01         1.32          (1.53)         (1.73)         0.35
---------------------------------------------------------------------------------------------------------------------------
 TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS ............................       1.13         1.43          (1.43)         (1.62)         0.39
---------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income ...........................       0.11         0.12           0.10           0.04            --
   Net realized gains ..............................         --           --             --           0.02            --
   Return of capital ...............................         --           --             --             --            --
---------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ................................       0.11         0.12           0.10           0.06            --
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period .....................   $   9.51     $   8.49        $  7.18        $  8.71      $  10.39
===========================================================================================================================

TOTAL RETURN (A) ...................................     13.38%       20.13%        (16.65%)       (15.65%)        3.90%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in thousands) ........   $134,299     $126,580        $91,475        $92,776      $105,754
   Ratios to average net assets:
     Net investment income* ........................      1.41%        1.43%          1.25%          1.07%         1.14%
     Expenses* .....................................      0.41%        0.42%          0.42%          0.42%         0.47%
     Portfolio turnover rate .......................        45%          35%            36%            60%           26%


See Notes to Financial Highlights and Notes to Financial Statements.

68 & 69

Financial Highlights
Selected data based on a share outstanding throughout the periods indicated
--------------------------------------------------------------------------------

                                                                                         SMALL-CAP
                                                                                      VALUE EQUITY
                                                                                              FUND
                                                                -------------------------------------------------------------
                                                                                     INVESTMENT CLASS
                                                                -------------------------------------------------------------
                                                                  9/30/04      9/30/03      9/30/02      9/30/01     9/30/00
                                                                -------------------------------------------------------------
INCEPTION DATE                                                       --          --           --            --        8/3/98

Net asset value, beginning of period .........................   $  10.99      $ 10.14     $ 12.20       $ 12.63     $ 10.12
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income ........................................       0.03         0.05(d)     0.04          0.09        0.03
Net realized and unrealized gains (losses) on investments ....       1.94         0.98       (0.18)         0.50        2.80
-----------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS ...............       1.97         1.03       (0.14)         0.59        2.83
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
Net investment income ........................................       0.03         0.03        0.08          0.02        0.02
  Net realized gains .........................................       0.06         0.15        1.84          1.00        0.30
-----------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ..........................................       0.09         0.18        1.92          1.02        0.32
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period ...............................   $  12.87      $ 10.99     $ 10.14       $ 12.20     $ 12.63
=============================================================================================================================

TOTAL RETURN (A) .............................................     17.97%       10.37%      (3.13%)        5.16%      28.51%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) .....................   $206,327      $98,463     $18,773       $19,932     $19,103
  Ratios to average net assets:
Net investment income* .......................................      0.32%        0.50%       0.34%         0.75%       0.30%
Expenses* ....................................................      0.62%        0.66%       0.70%         0.70%       0.70%
Portfolio turnover rate ......................................       107%         111%        145%          151%        231%


                                                                                 INTERNATIONAL
                                                                                        EQUITY
                                                                                          FUND
                                                             -----------------------------------------------------------
                                                                                INVESTMENT CLASS
                                                             -----------------------------------------------------------
                                                             9/30/04      9/30/03     9/30/02     9/30/01      9/30/00
                                                             -----------------------------------------------------------
INCEPTION DATE                                                   --           --          --          --       11/25/97
Net asset value, beginning of period ....................... $   8.52    $   6.93    $   8.36    $  13.46     $  12.49
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income ......................................     0.15        0.14(d)     0.10        0.15         0.13
Net realized and unrealized gains (losses) on investments ..     1.67        1.57       (1.41)      (3.68)        1.33
------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS .............     1.82        1.71       (1.31)      (3.53)        1.46
------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
Net investment income ......................................     0.12        0.12        0.12        0.11         0.08
  Net realized gains .......................................       --          --          --        1.46         0.41
------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ........................................     0.12        0.12        0.12        1.57         0.49
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period ............................. $  10.22    $   8.52    $   6.93    $   8.36     $  13.46
========================================================================================================================

TOTAL RETURN (A) ...........................................   21.53%      25.04%     (16.00%)    (29.28%)      11.62%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) ................... $511,858    $349,983    $263,346    $258,911     $394,852
  Ratios to average net assets:
Net investment income* .....................................    1.73%       1.82%       1.29%       1.32%        1.16%
Expenses* ..................................................    0.57%       0.59%       0.59%       0.58%        0.58%
Portfolio turnover rate ....................................      32%         42%         40%         39%          59%


                                                                            INTERNATIONAL
                                                                                   EQUITY
                                                                                     FUND
                                                                ------------------------------------------
                                                                              SERVICE CLASS
                                                                ------------------------------------------
                                                                 9/30/04     9/30/03   9/30/02  9/30/01(G)
                                                                ------------------------------------------
INCEPTION DATE                                                      --          --         --      1/3/01
Net asset value, beginning of period .........................  $  8.50      $ 6.91     $ 8.34    $ 11.37
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income ........................................     0.14        0.12(d)    0.07       0.11
Net realized and unrealized gains (losses) on investments ....     1.66        1.57      (1.40)     (3.14)
-----------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS ...............     1.80        1.69      (1.33)     (3.03)
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
Net investment income ........................................     0.11        0.10       0.10         --
  Net realized gains .........................................       --          --         --         --
-----------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ..........................................     0.11        0.10       0.10         --
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period ...............................  $ 10.19      $ 8.50     $ 6.91    $  8.34
===========================================================================================================

TOTAL RETURN (A) .............................................   21.23%      24.80%    (16.34%)   (26.65%)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) .....................  $ 6,032      $4,289     $2,781    $ 2,423
  Ratios to average net assets:
Net investment income* .......................................    1.52%       1.56%      1.04%      1.54%
Expenses* ....................................................    0.82%       0.84%      0.84%      0.83%
Portfolio turnover rate ......................................      32%         42%        40%        39%


See Notes to Financial Highlights and Notes to Financial Statements.

70 & 71

Financial Highlights
Selected data based on a share outstanding throughout the periods indicated
--------------------------------------------------------------------------------

                                                                                PREMIER
                                                                                 GROWTH
                                                                            EQUITY FUND
                                                  -----------------------------------------------------------------------
                                                                          INVESTMENT CLASS
                                                  -----------------------------------------------------------------------
                                                    9/30/04     9/30/03         9/30/02        9/30/01     9/30/00(E)
                                                  -----------------------------------------------------------------------
INCEPTION DATE                                         --            --             --             --          10/29/99

Net asset value, beginning of period ............   $   9.02      $   7.14       $   8.48       $  11.45        $ 10.00
INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
  Net investment income .........................       0.05          0.04(d)        0.02           0.04           0.03
  Net realized and unrealized
    gains (losses) on investments ...............       0.56          1.86          (1.32)         (2.66)          1.43
-------------------------------------------------------------------------------------------------------------------------
 TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS .........................       0.61          1.90          (1.30)         (2.62)          1.46
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income .........................       0.04          0.02           0.04           0.02           0.01
  Net realized gains ............................         --            --             --           0.33             --
-------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS .............................       0.04          0.02           0.04           0.35           0.01
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period ..................   $   9.59      $   9.02       $   7.14       $   8.48        $ 11.45
=========================================================================================================================

TOTAL RETURN (A) ................................      6.79%        26.71%        (15.45%)       (23.58%)        14.62%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (in thousands) ..............................   $335,473      $218,716       $124,665       $128,123        $47,926
  Ratios to average net assets:
     Net investment income* .....................      0.60%         0.45%          0.28%          0.40%          0.29%
     Expenses* ..................................      0.37%         0.39%          0.40%          0.41%          0.52%
     Portfolio turnover rate ....................        20%           20%            23%            31%            18%


                                                                             PREMIER
                                                                              GROWTH
                                                                         EQUITY FUND
                                                  ----------------------------------------------------------
                                                                        SEVICE CLASS
                                                  ----------------------------------------------------------
                                                    9/30/04         9/30/03        9/30/02      9/30/01(G)
                                                  ----------------------------------------------------------
INCEPTION DATE                                         --               --             --           1/3/01

Net asset value, beginning of period ............   $   9.00          $  7.12        $  8.46        $ 10.35
INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
  Net investment income .........................       0.01             0.02(d)        0.02           0.01
  Net realized and unrealized
    gains (losses) on investments ...............       0.58             1.86          (1.34)         (1.90)
-------------------------------------------------------------------------------------------------------------
 TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS .........................       0.59             1.88          (1.32)         (1.89)
-------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income .........................       0.02               --           0.02             --
  Net realized gains ............................         --               --             --             --
-------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS .............................       0.02               --           0.02             --
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period ..................   $   9.57          $  9.00        $  7.12        $  8.46
=============================================================================================================

TOTAL RETURN (A) ................................      6.58%           26.46%        (15.68%)       (18.26%)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (in thousands) ..............................   $109,063          $12,501        $ 9,196        $ 8,629
  Ratios to average net assets:
     Net investment income* .....................      0.36%            0.20%          0.03%          0.10%
     Expenses* ..................................      0.61%            0.64%          0.65%          0.65%
     Portfolio turnover rate ....................        20%              20%            23%            31%



                                                                               STRATEGIC
                                                                              INVESTMENT
                                                                                    FUND
                                             ----------------------------------------------------------------------------------
                                                                            INVESTMENT CLASS
                                             ----------------------------------------------------------------------------------
                                             9/30/04           9/30/03           9/30/02           9/30/01         9/30/00(E)
                                             ----------------------------------------------------------------------------------
INCEPTION DATE                                   --                --                --                 --           10/29/99

Net asset value, beginning of period ........ $   9.78           $  8.50           $  9.34         $  10.97          $  10.00
INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
  Net investment income .....................     0.13              0.16(d)           0.09             0.28              0.25
  Net realized and unrealized
    gains (losses) on investments ...........     0.66              1.29             (0.80)           (1.13)             0.77
-------------------------------------------------------------------------------------------------------------------------------
 TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS .....................     0.79              1.45             (0.71)           (0.85)             1.02
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income .....................     0.11              0.17              0.13             0.30              0.05
  Net realized gains ........................       --                --                --             0.48                --
-------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS .........................     0.11              0.17              0.13             0.78              0.05
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period .............. $  10.46           $  9.78           $  8.50         $   9.34          $  10.97
===============================================================================================================================

TOTAL RETURN (A) ............................    8.12%            17.30%            (7.83%)          (8.43%)           10.24%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (in thousands) .......................... $112,960           $64,263           $30,164         $  6,097          $  7,644
  Ratios to average net assets:
     Net investment income* .................    1.57%             1.70%             2.28%            2.48%             2.56%
     Expenses* ..............................    0.39%             0.43%             0.44%            0.45%             0.45%
     Portfolio turnover rate ................     158%              145%               86%              31%               65%



                                                                                 INCOME
                                                                                   FUND
                                             -------------------------------------------------------------------------------------
                                                                            INVESTMENT CLASS
                                             -------------------------------------------------------------------------------------
                                              9/30/04          9/30/03           9/30/02          9/30/01           9/30/00
                                             -------------------------------------------------------------------------------------
INCEPTION DATE                                     --                --                --              --            11/21/97

Net asset value, beginning of period .......    $  10.08         $  10.13         $  10.12         $   9.55          $   9.57
INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
  Net investment income ....................        0.38             0.40             0.51             0.59              0.62
  Net realized and unrealized
    gains (losses) on investments ..........       (0.05)            0.12             0.27             0.60             (0.02)(b)
----------------------------------------------------------------------------------------------------------------------------------
 TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS ....................        0.33             0.52             0.78             1.19              0.60
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income ....................        0.38             0.42             0.52             0.62              0.62
  Net realized gains .......................        0.16             0.15             0.25               --                --
----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ........................        0.54             0.57             0.77             0.62              0.62
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period .............    $   9.87         $  10.08         $  10.13         $  10.12          $   9.55
==================================================================================================================================

TOTAL RETURN (A) ...........................       3.38%            5.35%            8.07%           12.80%             6.61%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (in thousands) .........................    $222,114         $223,733         $215,987         $216,870          $210,540
  Ratios to average net assets:
     Net investment income* ................       3.87%            3.96%            5.07%            6.07%             6.65%
     Expenses* .............................       0.24%            0.24%            0.24%            0.24%             0.26%
     Portfolio turnover rate ...............        369%             354%             332%             338%              234%


See Notes to Financial Highlights and Notes to Financial Statements.


72 & 73

Financial Highlights
Selected data based on a share outstanding throughout the periods indicated
--------------------------------------------------------------------------------

                                                                                         MONEY MARKET
                                                                                                 FUND
                                                          -----------------------------------------------------------------------
                                                                                        INVESTMENT CLASS
                                                          -----------------------------------------------------------------------
                                                          9/30/04         9/30/03            9/30/02      9/30/01         9/30/00
                                                          -----------------------------------------------------------------------
INCEPTION DATE                                                --             --                --            --           12/2/97

Net asset value, beginning of period ..................   $  1.00         $  1.00            $ 1.00        $ 1.00         $  1.00
INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
  Net Investment Income ...............................      0.01            0.01              0.02          0.05            0.06
---------------------------------------------------------------------------------------------------------------------------------
 TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS ...............................      0.01            0.01              0.02          0.05            0.06
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income ...............................      0.01            0.01              0.02          0.05            0.06
  Net realized gains ..................................        --              --                --            --              --
---------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ...................................      0.01            0.01              0.02          0.05            0.06
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period ........................     $1.00         $  1.00          $   1.00        $ 1.00         $  1.00
=================================================================================================================================

TOTAL RETURN (A) ......................................     1.00%           1.19%             1.91%         5.11%           6.02%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (in thousands) ....................................   $63,972         $83,194          $114,324        $6,821         $ 6,793
  Ratios to average net assets:
     Net investment income* ...........................     0.99%           1.19%             1.70%         4.89%           5.95%
     Expenses* ........................................     0.21%           0.18%             0.18%         0.23%           0.25%


                                                                                 MONEY MARKET
                                                                                         FUND
                                                          -------------------------------------------------------------
                                                                                 SERVICE CLASS
                                                          -------------------------------------------------------------
                                                           9/30/04         9/30/03           9/30/02(H)       9/30/01(G)
                                                          -------------------------------------------------------------
INCEPTION DATE                                                --              --                 --             1/3/01

Net asset value, beginning of period ..................   $    --          $   --             $  1.00          $  1.00
INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
  Net Investment Income ...............................        --              --                0.01             0.03
-----------------------------------------------------------------------------------------------------------------------
 TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS ...............................        --              --                0.01             0.03
-----------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income ...............................        --              --                0.01             0.03
  Net realized gains ..................................        --              --                1.00               --
-----------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ...................................        --              --                1.01             0.03
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period ........................   $    --          $   --             $    --          $  1.00
=======================================================================================================================

TOTAL RETURN (A) ......................................       --               --               1.17%            3.22%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (in thousands) ....................................   $   --           $   --             $    --          $40,894
  Ratios to average net assets:
     Net investment income* ...........................       --               --               1.76%            4.23%
     Expenses* ........................................       --               --               0.45%            0.48%


See Notes to Financial Highlights and Notes to Financial Statements.

Notes to Financial Highlights
--------------------------------------------------------------------------------

(a) Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Periods less than one year are not annualized.

(b) As a result of the timing of purchases and sales of Fund shares, per share amounts do not accord with aggregate amounts appearing in the Statement of Operations.

(c) Less than $0.01 per share.

(d) Net investment income per share is based on average shares outstanding during the period.

(e) Information is for the period October 29, 1999, commencement of investment operations, through September 30, 2000.

(f) Information is for the period February 2, 2000, commencement of investment operations, through September 30, 2000.

(g) Information is for the period January 3, 2001, commencement of investment operations, through September 30, 2001.

(h) The Service Class had a full redemption during the year ended September 30, 2002. The share class remains open.

*   Annualized for periods less than one year.

See Notes to Financial Highlights and Notes to Financial Statements.


                                                                               U.S.            S&P 500              VALUE
Statements of Assets                                                         EQUITY              INDEX             EQUITY
and Liabilities SEPTEMBER 30, 2004                                             FUND               FUND               FUND
------------------------------------------------------------------------------------------------------------------------------
ASSETS
   Investments in securities, at market* (cost $336,374,760;
      $82,325,720; $119,456,022; $184,490,626; $430,127,124;
      $419,262,060; $104,832,071; $253,646,655;
      and $0, respectively) .........................................   $361,655,811        $88,574,249       $132,140,241
   Short-term Investments (at amortized cost) .......................     31,524,545          3,305,895          5,796,411
   Cash .............................................................             --                 --                 --
   Foreign currency (cost $0; $0; $0; $0; $2,607,891;
      $0; $245,707; $0; and $0, respectively) .......................             --                 --                 --
   Receivable for investments sold ..................................      4,258,494                 --          2,191,767
   Income receivables ...............................................        250,912            105,133            108,997
   Receivable for fund shares sold ..................................         56,376             34,169              4,404
   Variation margin receivable ......................................             75                 --                 75
------------------------------------------------------------------------------------------------------------------------------
      TOTAL  ASSETS .................................................    397,746,213         92,019,446        140,241,895
------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
   Distribution payable to shareholders .............................             --                 --                 --
   Payable upon return of securities loaned .........................     19,892,709                 --          4,759,660
   Payable for investments purchased ................................      7,219,132            354,745          1,146,080
   Payable for fund shares redeemed .................................        108,176             24,037                 --
   Payable to GEAM ..................................................        113,163             11,503             37,211
   Variation margin payable .........................................             --                870                 --
   Options written, at market (premium received $0;
      $0; $0; $0; $0; $0; $0; $40,100; and $0, respectively) ........             --                 --                 --
------------------------------------------------------------------------------------------------------------------------------
      TOTAL LIABILITIES .............................................     27,333,180            391,155          5,942,951
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS ..........................................................   $370,413,033        $91,628,291       $134,298,944
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
   Capital paid in ..................................................    381,972,695        107,770,272        136,474,020
   Undistributed (distribution in excess of)
      net investment income .........................................      2,989,088          1,004,473          1,354,938
   Accumulated net realized gain (loss) .............................    (39,829,877)       (23,356,094)       (16,215,396)
   Net unrealized appreciation/(depreciation) on:
      Investments ...................................................     25,281,051          6,248,529         12,684,219
      Futures .......................................................             76            (38,889)             1,163
      Written options ...............................................             --                 --                 --
      Foreign currency related transaction ..........................             --                 --                 --
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS ..........................................................   $370,413,033        $91,628,291       $134,298,944
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT CLASS:
   Net assets .......................................................   $346,064,888        $91,628,291       $134,298,944
   Shares outstanding ($.001 par value) .............................     31,087,168          8,556,610         14,125,366
   Net asset value, offering and redemption price per share .........         $11.13             $10.71              $9.51
SERVICE CLASS:
   Net assets .......................................................   $ 24,348,145                 --                 --
   Shares outstanding ($.001 par value) .............................      2,191,188                 --                 --
   Net asset value, offering and redemption price per share .........         $11.11                 --                 --


                                                                            SMALL-CAP       INTERNATIONAL               PREMIER
Statements of Assets                                                     VALUE EQUITY              EQUITY                GROWTH
and Liabilities SEPTEMBER 30, 2004                                               FUND                FUND           EQUITY FUND
----------------------------------------------------------------------------------------------------------------------------------
ASSETS
   Investments in securities, at market* (cost $336,374,760;
      $82,325,720; $119,456,022; $184,490,626; $430,127,124;
      $419,262,060; $104,832,071; $253,646,655;
      and $0, respectively) .........................................     $193,164,618        $505,520,128          $429,129,481
   Short-term Investments (at amortized cost) .......................       40,100,628         142,520,552            32,426,815
   Cash .............................................................               --             660,000                    --
   Foreign currency (cost $0; $0; $0; $0; $2,607,891;
      $0; $245,707; $0; and $0, respectively) .......................               --           2,558,326                    --
   Receivable for investments sold ..................................        1,782,818           1,175,944               502,296
   Income receivables ...............................................          155,254           1,337,134               174,950
   Receivable for fund shares sold ..................................        3,301,738           2,767,513                98,312
   Variation margin receivable ......................................               --                  --                   225
----------------------------------------------------------------------------------------------------------------------------------
      TOTAL  ASSETS .................................................      238,505,056         656,539,597           462,332,079
----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
   Distribution payable to shareholders .............................               --                  --                    --
   Payable upon return of securities loaned .........................       31,971,541         137,540,338            17,221,561
   Payable for investments purchased ................................          131,850                  --               335,095
   Payable for fund shares redeemed .................................               --             867,570               105,176
   Payable to GEAM ..................................................           74,726             237,730               134,350
   Variation margin payable .........................................               --               3,108                    --
   Options written, at market (premium received $0;
      $0; $0; $0; $0; $0; $0; $40,100; and $0, respectively) ........               --                  --                    --
----------------------------------------------------------------------------------------------------------------------------------
      TOTAL LIABILITIES .............................................       32,178,117         138,648,746            17,796,182
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS ..........................................................     $206,326,939        $517,890,851         $ 444,535,897
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
   Capital paid in ..................................................      185,302,789         569,292,239           464,534,499
   Undistributed (distribution in excess of)
      net investment income .........................................          294,715           7,424,170             1,357,606
   Accumulated net realized gain (loss) .............................       12,055,443        (134,201,931)          (31,223,029)
   Net unrealized appreciation/(depreciation) on:
      Investments ...................................................        8,673,992          75,393,004             9,867,421
      Futures .......................................................               --              (3,262)                 (600)
      Written options ...............................................               --                  --                    --
      Foreign currency related transaction ..........................               --             (13,369)                   --
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS ..........................................................     $206,326,939        $517,890,851          $444,535,897
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT CLASS:
   Net assets .......................................................     $206,326,939        $511,858,367         $ 335,472,661
   Shares outstanding ($.001 par value) .............................       16,026,520          50,102,893            34,973,525
   Net asset value, offering and redemption price per share .........           $12.87              $10.22                 $9.59
SERVICE CLASS:
   Net assets .......................................................               --        $  6,032,484          $109,063,236
   Shares outstanding ($.001 par value) .............................               --             592,042            11,399,705
   Net asset value, offering and redemption price per share .........                --             $10.19                 $9.57


                                                                              STRATEGIC                                     MONEY
Statements of Assets                                                         INVESTMENT              INCOME                MARKET
and Liabilities SEPTEMBER 30, 2004                                                 FUND                FUND                  FUND
----------------------------------------------------------------------------------------------------------------------------------
ASSETS
   Investments in securities, at market* (cost $336,374,760;
      $82,325,720; $119,456,022; $184,490,626; $430,127,124;
      $419,262,060; $104,832,071; $253,646,655;
      and $0, respectively) .........................................      $109,263,990         $254,304,375           $        --
   Short-term Investments (at amortized cost) .......................        17,473,448           34,790,548            63,921,468
   Cash .............................................................                --                   --                    --
   Foreign currency (cost $0; $0; $0; $0; $2,607,891;
      $0; $245,707; $0; and $0, respectively) .......................           246,020                   --                    --
   Receivable for investments sold ..................................         4,076,535            8,864,140                    --
   Income receivables ...............................................           308,418            1,601,833                55,968
   Receivable for fund shares sold ..................................         1,767,137                   --                 6,946
   Variation margin receivable ......................................             1,050                2,813                    --
----------------------------------------------------------------------------------------------------------------------------------
      TOTAL  ASSETS .................................................       133,136,598          299,563,709            63,984,382
----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
   Distribution payable to shareholders .............................                --                   14                    --
   Payable upon return of securities loaned .........................         6,544,912           29,692,816                    --
   Payable for investments purchased ................................        13,577,743           47,062,804                    --
   Payable for fund shares redeemed .................................            18,445              626,420                   460
   Payable to GEAM ..................................................            35,124               44,102                12,063
   Variation margin payable .........................................                --                   --                    --
   Options written, at market (premium received $0;
      $0; $0; $0; $0; $0; $0; $40,100; and $0, respectively) ........                --               23,625                    --
----------------------------------------------------------------------------------------------------------------------------------
      TOTAL LIABILITIES .............................................        20,176,224           77,449,781                12,523
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS ..........................................................      $112,960,374         $222,113,928           $63,971,859
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
   Capital paid in ..................................................       106,626,742          216,362,707            63,972,090
   Undistributed (distribution in excess of)
      net investment income .........................................         1,179,385              321,968                    38
   Accumulated net realized gain (loss) .............................           722,093            4,665,349                  (269)
   Net unrealized appreciation/(depreciation) on:
      Investments ...................................................         4,431,919              657,720                    --
      Futures .......................................................            (1,125)              89,709                    --
      Written options ...............................................                --               16,475                    --
      Foreign currency related transaction ..........................             1,360                   --                    --
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS ..........................................................      $112,960,374         $222,113,928           $63,971,859
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT CLASS:
   Net assets .......................................................      $112,960,374         $222,113,928           $63,971,859
   Shares outstanding ($.001 par value) .............................        10,795,889           22,497,358            63,972,090
   Net asset value, offering and redemption price per share .........            $10.46                $9.87                 $1.00
SERVICE CLASS:
   Net assets .......................................................                --                   --                    --
   Shares outstanding ($.001 par value) .............................                --                   --                    --
   Net asset value, offering and redemption price per share .........                --                   --                    --


* Includes $19,498,101, $4,679,885, $31,251,387, $131,033,112, $16,808,798,
  $6,314,583 and $29,039,832 of securities on loan in the U.S. Equity Fund, Value Equity Fund, Small-Cap Value Equity Fund, International Equity Fund, Premier Growth Equity Fund, Strategic Investment Fund and Income Fund, respectively.

See Notes to Financial Statements.

76 & 77

                                                                               U.S.             S&P 500              VALUE
Statements of Operations                                                     EQUITY               INDEX             EQUITY
FOR THE YEAR ENDED SEPTEMBER 30, 2004                                          FUND                FUND               FUND
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   INCOME:
      Dividend ........................................................  $ 5,422,474        $ 1,481,555        $ 2,543,367
      Interest * ......................................................       91,329             31,318             37,736
      Less:  Foreign taxes withheld ...................................      (11,233)                --             (5,549)
----------------------------------------------------------------------------------------------------------------------------------
   TOTAL INCOME .......................................................    5,502,570          1,512,873          2,575,554
----------------------------------------------------------------------------------------------------------------------------------
   EXPENSES:
      Advisory and administration fees ................................    1,317,678            131,739            572,371
      Distributors Fees (Notes 4)
         Service Class ................................................       60,338                 --                 --
      Trustees fees ...................................................        9,329              3,078              4,011
      Other expenses ..................................................           58                176                 --
----------------------------------------------------------------------------------------------------------------------------------
   TOTAL EXPENSES .....................................................    1,387,403            134,993            576,382
----------------------------------------------------------------------------------------------------------------------------------
   NET INVESTMENT INCOME ..............................................    4,115,167          1,377,880          1,999,172
----------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
      REALIZED GAIN (LOSS) ON:
         Investments ..................................................    4,213,018            506,510          4,259,675
         Futures ......................................................      (60,545)           333,338           (206,227)
         Written options ..............................................           --                 --                 --
         Swaps ........................................................           --                 --                 --
         Foreign Currency related transactions ........................          (21)                --                (27)
      INCREASE (DECREASE) IN UNREALIZED APPRECIATION/
         (DEPRECIATION) ON:
         Investments ..................................................   24,822,726          8,485,714         11,858,587
         Futures ......................................................       34,051              2,646              5,063
         Written options ..............................................           --                 --                 --
         Foreign currency related transactions ........................           --                 --                 --
----------------------------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gain on investments ....................   29,009,229          9,328,208         15,917,071
----------------------------------------------------------------------------------------------------------------------------------
   NET INCREASE IN NET ASSETS RESULTING
       FROM OPERATIONS ................................................  $33,124,396        $10,706,088        $17,916,243
----------------------------------------------------------------------------------------------------------------------------------


                                                                             SMALL-CAP        INTERNATIONAL               PREMIER
Statements of Operations                                                  VALUE EQUITY               EQUITY                GROWTH
FOR THE YEAR ENDED SEPTEMBER 30, 2004                                             FUND                 FUND           EQUITY FUND
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   INCOME:
      Dividend .......................................................     $ 1,314,982          $11,480,886           $ 2,940,628
      Interest * .....................................................         132,571              474,669               172,421
      Less:  Foreign taxes withheld ..................................              --           (1,374,415)              (12,314)
-----------------------------------------------------------------------------------------------------------------------------------
   TOTAL INCOME ......................................................       1,447,553           10,581,140             3,100,735
-----------------------------------------------------------------------------------------------------------------------------------
   EXPENSES:
      Advisory and administration fees ...............................         958,637            2,618,041             1,184,814
      Distributors Fees (Notes 4)
         Service Class ...............................................              --               13,914                92,464
      Trustees fees ..................................................           1,640               10,490                 6,200
      Other expenses .................................................             289                2,817                   153
-----------------------------------------------------------------------------------------------------------------------------------
   TOTAL EXPENSES ....................................................         960,566            2,645,262             1,283,631
-----------------------------------------------------------------------------------------------------------------------------------
   NET INVESTMENT INCOME .............................................         486,987            7,935,878             1,817,104
-----------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
      REALIZED GAIN (LOSS) ON:
         Investments .................................................      12,677,991           15,990,336             3,019,836
         Futures .....................................................              --             (212,727)              240,729
         Written options .............................................              --                   --                    --
         Swaps .......................................................              --                   --                    --
         Foreign Currency related transactions .......................              --              (26,052)                   --
      INCREASE (DECREASE) IN UNREALIZED APPRECIATION/
         (DEPRECIATION) ON:
         Investments .................................................       4,523,683           56,167,225             6,148,879
         Futures .....................................................              --               (3,262)               13,850
         Written options .............................................              --                   --                    --
         Foreign currency related transactions .......................              --              (53,347)                   --
-----------------------------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gain on investments ...................      17,201,674           71,862,173             9,423,294
-----------------------------------------------------------------------------------------------------------------------------------
   NET INCREASE IN NET ASSETS RESULTING
       FROM OPERATIONS ...............................................     $17,688,661          $79,798,051           $11,240,398
-----------------------------------------------------------------------------------------------------------------------------------


                                                                               STRATEGIC                                     MONEY
Statements of Operations                                                      INVESTMENT               INCOME               MARKET
FOR THE YEAR ENDED SEPTEMBER 30, 2004                                               FUND                 FUND                 FUND
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   INCOME:
      Dividend ........................................................      $  985,966           $       --              $     --
      Interest * ......................................................         879,768            8,965,903               858,973
      Less:  Foreign taxes withheld ...................................         (47,475)                  --                    --
-----------------------------------------------------------------------------------------------------------------------------------
   TOTAL INCOME .......................................................       1,818,259            8,965,903               858,973
-----------------------------------------------------------------------------------------------------------------------------------
   EXPENSES:
      Advisory and administration fees ................................         361,975              527,803               145,029
      Distributors Fees (Notes 4)
         Service Class ................................................              --                   --                    --
      Trustees fees ...................................................           1,504                7,697                 3,927
      Other expenses ..................................................             215                2,896                    --
-----------------------------------------------------------------------------------------------------------------------------------
   TOTAL EXPENSES .....................................................         363,694              538,396               148,956
-----------------------------------------------------------------------------------------------------------------------------------
   NET INVESTMENT INCOME ..............................................       1,454,565            8,427,507               710,017
-----------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
      REALIZED GAIN (LOSS) ON:
         Investments ..................................................       1,844,978            4,817,593                    --
         Futures ......................................................         105,988               66,378                    --
         Written options ..............................................              --              (22,521)                   --
         Swaps ........................................................              --               94,911                    --
         Foreign Currency related transactions ........................          (7,275)                  --                    --
      INCREASE (DECREASE) IN UNREALIZED APPRECIATION/
         (DEPRECIATION) ON:
         Investments ..................................................       2,094,432           (5,364,542)                   --
         Futures ......................................................          (1,125)              38,282                    --
         Written options ..............................................              --               16,475                    --
         Foreign currency related transactions ........................           6,471                   --                    --
-----------------------------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gain on investments ....................       4,043,469             (353,424)                   --
-----------------------------------------------------------------------------------------------------------------------------------
   NET INCREASE IN NET ASSETS RESULTING
       FROM OPERATIONS ................................................      $5,498,034           $8,074,083              $710,017
-----------------------------------------------------------------------------------------------------------------------------------


* Income attributable to security lending activity, net of rebate expenses for the U.S. Equity Fund, Value Equity Fund, Small-Cap Value Equity Fund, International Equity Fund, Premier Growth Equity Fund, Strategic Investment Fund and Income Fund was $29,016, $7,171, $37,485, $387,584, $10,929, $16,864
   and $83,235, respectively.

See Notes to Financial Statements.

78 & 79

                                                                  U.S.                                  S&P 500
                                                                EQUITY                                    INDEX
                                                                  FUND                                     FUND
----------------------------------------------------------------------------------------------------------------------------------
                                                      YEAR                 YEAR                YEAR                 YEAR
Statements of                                         ENDED                ENDED               ENDED                ENDED
Changes in Net Assets                                9/30/04              9/30/03             9/30/04              9/30/03
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
     Net investment income ..................... $  4,115,167         $  3,072,873         $ 1,377,880         $ 1,409,334
     Net realized gain (loss) on investments,
       futures, written options, foreign
       currency transactions and swaps .........    4,152,452          (12,440,723)            839,848          (6,053,999)
     Net increase (decrease) in unrealized
       appreciation/(depreciation) on
       investments, futures, written,
       options, foreign currency
       translation .............................   24,856,777           56,540,660           8,488,360          23,722,825
----------------------------------------------------------------------------------------------------------------------------------
     Net increase from operations ..............   33,124,396           47,172,810          10,706,088          19,078,160
----------------------------------------------------------------------------------------------------------------------------------
     DISTRIBUTIONS TO SHAREHOLDERS FROM:
       Net investment income
         Investment Class ......................   (3,291,565)          (2,402,822)         (1,417,623)           (903,178)
         Service Class .........................     (187,227)            (143,300)                 --                  --
       Net realized gains
         Investment Class ......................           --                   --                  --                  --
         Service Class .........................           --                   --                  --                  --
----------------------------------------------------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS .........................   (3,478,792)          (2,546,122)         (1,417,623)           (903,178)
----------------------------------------------------------------------------------------------------------------------------------
    Increase (decrease) in net
       assets from operations
       and  distributions ......................   29,645,604           44,626,688           9,288,465          18,174,982
----------------------------------------------------------------------------------------------------------------------------------
   SHARE TRANSACTIONS:
     Proceeds from sale of shares
       Investment Class ........................   34,150,969           74,886,983          32,243,696          31,864,680
       Service Class ...........................    5,521,639            7,428,763                  --                  --
     Value of distributions reinvested
       Investment Class ........................    3,287,063            2,399,146           1,417,628             903,178
       Service Class ...........................      187,222              143,300                  --                  --
     Cost of shares redeemed
       Investment Class ........................  (21,864,145)         (16,229,392)        (32,928,099)        (44,208,312)
       Service Class ...........................   (5,395,153)          (7,110,007)                 --                  --
----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) from
       share transactions ......................   15,887,595           61,518,793             733,225         (11,440,454)
     Contribution of capital (Note 2) ..........           --                   --               5,295                  --
----------------------------------------------------------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS .....   45,533,199          106,145,481          10,026,985           6,734,528

NET ASSETS
   Beginning of period .........................  324,879,834          218,734,353          81,601,306          74,866,778
----------------------------------------------------------------------------------------------------------------------------------
   End of period ............................... $370,413,033         $324,879,834         $91,628,291         $81,601,306
==================================================================================================================================
UNDISTRIBUTED (DISTRIBUTION IN EXCESS OF) NET
   INVESTMENT INCOME, END OF PERIOD ............ $  2,989,088         $  2,352,733         $ 1,004,473         $ 1,058,344
----------------------------------------------------------------------------------------------------------------------------------

CHANGES IN FUND SHARES
   INVESTMENT CLASS:
     Shares sold ...............................    3,055,012            7,618,155           3,052,282           3,566,982
     Issued for distribution reinvested ........      304,358              260,777             138,847             106,637
     Shares redeemed ...........................   (1,972,126)          (1,674,110)         (3,147,852)         (4,753,332)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares .........    1,387,244            6,204,822              43,277          (1,079,713)
==================================================================================================================================
   SERVICE CLASS:
     Shares sold ...............................      497,966              782,653                  --                  --
     Issued for distribution reinvested ........       17,335               15,560                  --                  --
     Shares redeemed ...........................     (488,347)            (756,144)                 --                  --
----------------------------------------------------------------------------------------------------------------------------------
Net increase in fund shares ....................       26,954               42,069                  --                  --
==================================================================================================================================


                                                                     VALUE                                    SMALL-CAP
                                                                    EQUITY                                 VALUE EQUITY
                                                                      FUND                                         FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                                         YEAR                    YEAR               YEAR                   YEAR
Statements of                                            ENDED                   ENDED              ENDED                  ENDED
Changes in Net Assets                                   9/30/04                 9/30/03            9/30/04                9/30/03
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
     Net investment income .......................  $  1,999,172            $  1,628,672       $    486,987            $   252,532
     Net realized gain (loss) on investments,
       futures, written options, foreign
       currency transactions and swaps ...........     4,053,421              (5,555,415)        12,677,991                 15,939
     Net increase (decrease) in unrealized
       appreciation/(depreciation) on
       investments, futures, written,
       options, foreign currency
       translation ...............................    11,863,650              24,865,868          4,523,683              5,367,244
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase from operations ................    17,916,243              20,939,125         17,688,661              5,635,715
-----------------------------------------------------------------------------------------------------------------------------------
     DISTRIBUTIONS TO SHAREHOLDERS FROM:
       Net investment income
         Investment Class ........................    (1,909,228)             (1,587,755)          (320,035)              (105,733)
         Service Class ...........................            --                      --                 --                     --
       Net realized gains
         Investment Class ........................            --                      --           (594,961)              (521,097)
         Service Class ...........................            --                      --                 --                     --
-----------------------------------------------------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS ...........................    (1,909,228)             (1,587,755)          (914,996)              (626,830)
-----------------------------------------------------------------------------------------------------------------------------------
    Increase (decrease) in net
       assets from operations
       and  distributions ........................    16,007,015              19,351,370         16,773,665              5,008,885
-----------------------------------------------------------------------------------------------------------------------------------
   SHARE TRANSACTIONS:
     Proceeds from sale of shares
       Investment Class ..........................    24,782,521              25,013,291        130,494,560             85,103,300
       Service Class .............................            --                      --                 --                     --
     Value of distributions reinvested
       Investment Class ..........................     1,904,830               1,582,943            915,024                626,821
       Service Class .............................            --                      --                 --                     --
     Cost of shares redeemed
       Investment Class ..........................   (34,975,080)            (10,843,402)       (40,319,538)           (11,049,195)
       Service Class .............................            --                      --                 --                     --
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) from
       share transactions ........................    (8,287,729)             15,752,832         91,090,046             74,680,926
     Contribution of capital (Note 2) ............            --                      --                 --                     --
-----------------------------------------------------------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS .......     7,719,286              35,104,202        107,863,711             79,689,811

NET ASSETS
   Beginning of period ...........................   126,579,658              91,475,456         98,463,228             18,773,417
-----------------------------------------------------------------------------------------------------------------------------------
   End of period .................................  $134,298,944            $126,579,658       $206,326,939            $98,463,228
===================================================================================================================================
UNDISTRIBUTED (DISTRIBUTION IN EXCESS OF) NET
   INVESTMENT INCOME, END OF PERIOD ..............  $  1,354,938            $  1,265,021       $    294,715            $   206,234
-----------------------------------------------------------------------------------------------------------------------------------

CHANGES IN FUND SHARES
   INVESTMENT CLASS:
     Shares sold .................................     2,784,032               3,246,752         10,221,650              8,098,981
     Issued for distribution reinvested ..........       210,014                 206,381             76,316                 63,124
     Shares redeemed .............................    (3,769,947)             (1,294,228)        (3,230,284)            (1,054,077)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares ...........      (775,901)              2,158,905          7,067,682              7,108,028
===================================================================================================================================
   SERVICE CLASS:
     Shares sold .................................            --                      --                 --                     --
     Issued for distribution reinvested ..........            --                      --                 --                     --
     Shares redeemed .............................            --                      --                 --                     --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase in fund shares ......................            --                      --                 --                     --
===================================================================================================================================


                                                              INTERNATIONAL
                                                                     EQUITY
                                                                       FUND
----------------------------------------------------------------------------------------
                                                          YEAR                 YEAR
Statements of                                             ENDED                ENDED
Changes in Net Assets                                    9/30/04              9/30/03
----------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
     Net investment income .........................  $  7,935,878        $  5,460,995
     Net realized gain (loss) on investments,
       futures, written options, foreign
       currency transactions and swaps .............    15,751,557         (51,409,750)
     Net increase (decrease) in unrealized
       appreciation/(depreciation) on
       investments, futures, written,
       options, foreign currency
       translation .................................    56,110,616         115,694,643
----------------------------------------------------------------------------------------
     Net increase from operations ..................    79,798,051          69,745,888
----------------------------------------------------------------------------------------
     DISTRIBUTIONS TO SHAREHOLDERS FROM:
       Net investment income
         Investment Class ..........................    (5,338,325)         (4,571,428)
         Service Class .............................       (56,641)            (44,094)
       Net realized gains
         Investment Class ..........................            --                  --
         Service Class .............................            --                  --
----------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS .............................    (5,394,966)         (4,615,522)
-----------------------------------------------------------------------------------------
    Increase (decrease) in net
       assets from operations
       and  distributions ..........................    74,403,085          65,130,366
----------------------------------------------------------------------------------------
   SHARE TRANSACTIONS:
     Proceeds from sale of shares
       Investment Class ............................   162,728,213          64,397,898
       Service Class ...............................     1,478,998           1,059,458
     Value of distributions reinvested
       Investment Class ............................     5,104,295           4,564,695
       Service Class ...............................        56,641              44,094
     Cost of shares redeemed
       Investment Class ............................   (79,476,274)        (46,711,979)
       Service Class ...............................      (676,549)           (338,812)
----------------------------------------------------------------------------------------
     Net increase (decrease) from
       share transactions ..........................    89,215,324          23,015,354
     Contribution of capital (Note 2) ..............            --                  --
----------------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS .........   163,618,409          88,145,720

NET ASSETS
   Beginning of period .............................   354,272,442         266,126,722
----------------------------------------------------------------------------------------
   End of period ...................................  $517,890,851        $354,272,442
========================================================================================
UNDISTRIBUTED (DISTRIBUTION IN EXCESS OF) NET
   INVESTMENT INCOME, END OF PERIOD ................  $  7,424,170        $  4,909,310
----------------------------------------------------------------------------------------

CHANGES IN FUND SHARES
   INVESTMENT CLASS:
     Shares sold ...................................    16,537,553           8,589,030
     Issued for distribution reinvested ............       537,860             639,313
     Shares redeemed ...............................    (8,066,891)         (6,147,359)
----------------------------------------------------------------------------------------
Net increase (decrease) in fund shares .............     9,008,522           3,080,984
========================================================================================
   SERVICE CLASS:
     Shares sold ...................................       150,496             140,921
     Issued for distribution reinvested ............         5,975               6,167
     Shares redeemed ...............................       (69,093)            (44,538)
----------------------------------------------------------------------------------------
Net increase in fund shares ........................        87,378             102,550
========================================================================================


See Notes to Financial Statements.

80 & 81

                                                                  PREMIER                                   STRATEGIC
                                                                   GROWTH                                  INVESTMENT
                                                              EQUITY FUND                                        FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                                     YEAR                   YEAR                  YEAR                   YEAR
Statements of                                        ENDED                  ENDED                 ENDED                  ENDED
Changes in Net Assets                               9/30/04                9/30/03               9/30/04                9/30/03
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
     Net investment income ......................$  1,817,104           $    785,891          $  1,454,565            $   734,954
     Net realized gain (loss) on investments,
       futures, written options, foreign
       currency transactions and swaps ..........   3,260,565            (13,622,386)            1,943,691               (652,154)
     Net increase (decrease) in unrealized
       appreciation/(depreciation) on
       investments, futures, written, options,
       foreign currency translation .............   6,162,729             52,848,700             2,099,778             6,600,271
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase from operations ...............  11,240,398             40,012,205             5,498,034              6,683,071
-----------------------------------------------------------------------------------------------------------------------------------
     DISTRIBUTIONS TO SHAREHOLDERS FROM:
       Net investment income
         Investment Class .......................  (1,044,463)              (439,054)             (838,685)              (697,753)
         Service Class ..........................     (31,904)                (4,483)                   --                     --
       Net realized gains
         Investment Class .......................          --                     --                    --                     --
         Service Class ..........................          --                     --                    --                     --
-----------------------------------------------------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS ..........................  (1,076,367)              (443,537)             (838,685)              (697,753)
-----------------------------------------------------------------------------------------------------------------------------------
     Increase (decrease) in net assets from
       operations and distributions .............  10,164,031             39,568,668             4,659,349              5,985,318
-----------------------------------------------------------------------------------------------------------------------------------
   SHARE TRANSACTIONS:
     Proceeds from sale of shares
       Investment Class ......................... 141,912,142             79,557,388            58,388,335             46,421,024
       Service Class ............................ 102,186,514              2,317,439                    --                     --
     Value of distributions reinvested
       Investment Class .........................     996,353                412,448               838,720                697,739
       Service Class ............................      31,904                  4,483                    --                     --
     Cost of shares redeemed
       Investment Class ......................... (37,649,203)           (23,000,982)          (15,189,147)           (19,005,338)
       Service Class ............................  (4,323,043)            (1,502,928)                   --                     --
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) from
       share transactions ....................... 203,154,667             57,787,848            44,037,908             28,113,425
     Contribution of capital (Note 2) ...........          --                     --                    --                     --
-----------------------------------------------------------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS ...... 213,318,698             97,356,516            48,697,257             34,098,743

NET ASSETS
   Beginning of period .......................... 231,217,199            133,860,683            64,263,117             30,164,374
-----------------------------------------------------------------------------------------------------------------------------------
   End of period ................................$444,535,897           $231,217,199          $112,960,374            $64,263,117
===================================================================================================================================
UNDISTRIBUTED (DISTRIBUTION IN EXCESS OF)
   NET INVESTMENT INCOME, END OF PERIOD .........$  1,357,606           $    616,869          $  1,179,385            $   570,780
-----------------------------------------------------------------------------------------------------------------------------------

CHANGES IN FUND SHARES
   INVESTMENT CLASS:
     Shares sold ................................  14,492,516              9,563,678             5,605,760              4,939,209
     Issued for distribution reinvested .........     104,659                 53,014                82,470                 79,560
     Shares redeemed ............................  (3,862,842)            (2,836,945)           (1,460,787)            (2,000,177)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares ..........  10,734,333              6,779,747             4,227,443              3,018,592
===================================================================================================================================
   SERVICE CLASS:
     Shares sold ................................  10,459,172                287,431                    --                     --
     Issued for distribution reinvested .........       3,351                    576                    --                     --
     Shares redeemed ............................    (451,270)              (190,279)                   --                     --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase in fund shares .....................  10,011,253                 97,728                    --                     --
===================================================================================================================================


                                                                                                            MONEY
                                                                      INCOME                               MARKET
                                                                        FUND                                 FUND
------------------------------------------------------------------------------------------------------------------------------
                                                            YEAR                YEAR               YEAR            YEAR
Statements of                                               ENDED               ENDED              ENDED           ENDED
Changes in Net Assets                                      9/30/04             9/30/03            9/30/04         9/30/03
------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
     Net investment income ...........................   $  8,427,507        $  8,568,081          $710,017     $  1,289,454
     Net realized gain (loss) on investments,
       futures, written options, foreign
       currency transactions and swaps ...............      4,956,361           4,375,403                --              267
     Net increase (decrease) in unrealized
       appreciation/(depreciation) on
       investments, futures, written, options,
       foreign currency translation ..................     (5,309,785)         (1,448,776)               --               --
------------------------------------------------------------------------------------------------------------------------------
     Net increase from operations ....................      8,074,083          11,494,708           710,017        1,289,721
------------------------------------------------------------------------------------------------------------------------------
     DISTRIBUTIONS TO SHAREHOLDERS FROM:
       Net investment income
         Investment Class ............................     (8,505,398)         (9,033,435)         (710,017)      (1,289,454)
         Service Class ...............................             --                  --                --               --
       Net realized gains
         Investment Class ............................     (3,507,085)         (3,340,346)               --               --
         Service Class ...............................             --                  --                --               --
------------------------------------------------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS ...............................    (12,012,483)        (12,373,781)         (710,017)      (1,289,454)
------------------------------------------------------------------------------------------------------------------------------
     Increase (decrease) in net assets from
       operations and distributions ..................     (3,938,400)           (879,073)               --              267
------------------------------------------------------------------------------------------------------------------------------
   SHARE TRANSACTIONS:
     Proceeds from sale of shares
       Investment Class ..............................     27,097,678          19,185,717        25,844,600       21,563,864
       Service Class .................................             --                  --                --               --
     Value of distributions reinvested
       Investment Class ..............................     11,915,663          12,505,994           704,439        1,315,243
       Service Class .................................             --                  --                --               --
     Cost of shares redeemed
       Investment Class ..............................    (36,694,443)        (23,065,904)      (45,770,831)     (54,010,119)
       Service Class .................................             --                  --                --               --
------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) from
       share transactions ............................      2,318,898           8,625,807       (19,221,792)     (31,131,012)
     Contribution of capital (Note 2) ................             --                  --                --               --
------------------------------------------------------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS ...........     (1,619,502)          7,746,734       (19,221,792)     (31,130,745)

NET ASSETS
   Beginning of period ...............................    223,733,430         215,986,696        83,193,651      114,324,396
------------------------------------------------------------------------------------------------------------------------------
   End of period .....................................   $222,113,928        $223,733,430       $63,971,859     $ 83,193,651
==============================================================================================================================
UNDISTRIBUTED (DISTRIBUTION IN EXCESS OF)
   NET INVESTMENT INCOME, END OF PERIOD ..............   $    321,968        $    304,948       $        38     $         --
------------------------------------------------------------------------------------------------------------------------------

CHANGES IN FUND SHARES
   INVESTMENT CLASS:
     Shares sold .....................................      2,767,859           1,920,007        25,844,600       21,563,864
     Issued for distribution reinvested ..............      1,209,178           1,249,591           704,439        1,315,243
     Shares redeemed .................................     (3,673,135)         (2,296,674)      (45,770,831)     (54,010,119)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares ...............        303,902             872,924       (19,221,792)     (31,131,012)
==============================================================================================================================
   SERVICE CLASS:
     Shares sold .....................................             --                  --                --               --
     Issued for distribution reinvested ..............             --                  --                --               --
     Shares redeemed .................................             --                  --                --               --
------------------------------------------------------------------------------------------------------------------------------
Net increase in fund shares ..........................             --                  --                --               --
==============================================================================================================================


See Notes to Financial Statements.

82 & 83

Notes to Financial Statements                                 September 30, 2004
--------------------------------------------------------------------------------



1.  ORGANIZATION OF THE FUNDS

GE Institutional Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company. The Trust was organized as a Delaware business trust on May 23, 1997, and is authorized to issue an unlimited number of shares. It is currently comprised of eleven investment funds (each a "Fund" and collectively the "Funds") although only the following nine are currently being offered: U.S. Equity Fund, S&P 500 Index Fund, Value Equity Fund, Small-Cap Value Equity Fund, International Equity Fund, Premier Growth Equity Fund, Strategic Investment Fund, Income Fund and Money Market Fund. The Funds are presently authorized to issue two classes of shares -- the Investment Class and the Service Class. As of September 30, 2004, the following Funds had two share classes active: U.S. Equity Fund, International Equity Fund and Premier Growth Equity Fund. The Trust expects that most of the time each Fund will have relatively few shareholders (as compared with most mutual funds), but that these shareholders will invest substantial amounts in a Fund (minimum initial investment requirements are described in the current prospectus of the Funds).


2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions at the date of the financial statements. Actual results may differ from those estimates.

The following summarizes the significant accounting policies of the Trust:

SECURITY VALUATION AND TRANSACTIONS Securities for which exchange quotations are readily available are valued at the last sale price, or if no sales occurred on that day, at the last quoted bid price. Securities on the NASDAQ will be valued at the NASDAQ's official close price. Certain fixed income securities are valued by a dealer or by a pricing service based upon a matrix system, which considers market transactions as well as dealer supplied valuations. Short-term investments maturing within sixty days are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. If quotations are not readily available for a portfolio security, or if it is believed that the price or quotation for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Funds' Board of Trustees that are designed to more accurately reflect the "fair value" of that portfolio security. An affected portfolio security held by any Fund could be valued using these procedures.

In accordance with Rule 2a-7 of the 1940 Act, Money Market Fund values securities initially at cost and, thereafter, securities are assumed to have a constant amortization to maturity of any discount or premium. Amortized cost approximates fair value.

Security transactions are accounted for as of the trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost for both financial statement and federal tax purposes.

Each Fund's income, expenses (other than distribution fees) and realized and unrealized gains and losses are allocated proportionally each day among the classes based upon the relative net assets of each class.

REPURCHASE AGREEMENTS Each of the Funds may enter into repurchase agreements. The Funds' custodian takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Funds. The Funds value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to 102% of the repurchase price. In the event the seller defaults and the value of the security declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

SECURITY LENDING Each of the Funds may loan securities to brokers, dealers, and financial institutions determined by GE Asset Management Incorporated ("GEAM") to be creditworthy, subject to certain limitations. The Funds continue to receive the interest and dividends on the loaned securities during the term of the loan. The loans of securities are secured by collateral in the form of cash or other liquid assets, which are segregated and maintained with the custodian in an amount at least equal to 102% of the current market value of the loaned securities. During the term of the loan, a Fund will record any gain

Notes to Financial Statements                                 September 30, 2004
--------------------------------------------------------------------------------


or loss in the market value of its loaned securities and of securities in which cash collateral is invested. A Fund will also earn interest, net of any rebate, from securities in which cash collateral is invested. In the event the counterparty (borrower) does not meet its contracted obligation to return the securities, the Funds may be exposed to the risk of loss of reacquiring the loaned securities at prevailing market prices using the proceeds of the sale of the collateral.

FOREIGN CURRENCY Accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars at the prevailing rates of exchange at year end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of such transactions.

The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the year. Such fluctuations are included in the net realized or unrealized gain or loss from investments. Net realized gains or losses on foreign currency transactions represent net gains or losses on sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income and withholding taxes accrued and the U.S. dollar amount actually received or paid, and gains or losses between the trade and settlement date on purchases and sales of securities. Net unrealized foreign exchange gains and losses arising from changes in the value of other assets and liabilities as a result of changes in foreign exchange rates are included as increases or decreases in unrealized appreciation/depreciation on foreign currency related transactions.

FUTURES CONTRACTS Certain Funds may invest in interest rate, financial and stock or bond index futures contracts subject to certain limitations. The Funds may invest in futures contracts to manage their exposure to the stock and bond markets and fluctuations in currency values. Buying futures tends to increase a Fund's exposure to the underlying instrument while selling futures tends to decrease a Fund's exposure to the underlying instrument, or hedge other Fund investments. A Fund will not enter into a transaction involving futures for speculative purposes. A Fund's risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts' terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade.

Upon entering into a financial futures contract, the Funds are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Funds each day, depending on the daily fluctuation in the fair value of the underlying security. The Funds record an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, a Fund may not achieve the anticipated benefits of the futures contracts and may incur a loss. The Funds recognize a realized gain or loss on the expiration or closing of a futures contract.

OPTIONS Certain Funds may purchase and write options, subject to certain limitations. The Funds may invest in options contracts to manage their exposure to the stock and bond markets and fluctuations in foreign currency values. Writing puts and buying calls tend to increase a Fund's exposure to the underlying instrument while buying puts and writing calls tend to decrease a Fund's exposure to the underlying instrument, or hedge other Fund investments. A Fund will not enter into a transaction involving options for speculative purposes. A Fund's risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts' terms and changes in the liquidity of the secondary market for the contracts. Options are valued at the last sale price, or if no sales occurred on that day, at the last quoted bid price.

When a Fund writes an option, the amount of the premium received is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gains from investments. The difference between the premium and the amount paid on

Notes to Financial Statements                                 September 30, 2004
--------------------------------------------------------------------------------


effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase, as a realized loss. When an option is exercised, the proceeds from the sale of the underlying security or the cost basis of the securities purchased is adjusted by the original premium received or paid.

SWAP CONTRACTS As part of their investment strategies certain Funds may invest in swap agreements which are agreements to exchange the return generated by one instrument for the return generated by another instrument. Total return swap agreements involve commitments to pay interest in exchange for a market linked return based upon a notional principal amount. To the extent the total return of the security or index underlying the agreement exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty. Swaps are marked to market daily based upon the underlying security or index. Payments received or made are recorded as realized gain or loss in the Statement of Operations. Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform and that there may be unfavorable changes in the value of the index or securities underlying the agreement. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS Each of the Funds may purchase or sell securities on a when-issued or forward commitment basis. These transactions are arrangements in which the Funds purchase and sell securities with payment and delivery scheduled a month or more after entering into the transaction. The price of the underlying securities and the date when these securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the commitments. In connection with such purchases, the Funds maintain cash or liquid assets in an amount equal to the purchase commitments for such underlying securities until settlement date and for sales commitments the Funds maintain equivalent deliverable securities as "cover" for the transaction. Unsettled commitments are valued at the current market value of the underlying security. Daily fluctuations in the value of such commitments are recorded as unrealized gains or losses. The Funds will not enter into such commitments for the purpose of investment leverage.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS Certain Funds may enter into forward foreign currency exchange contracts to facilitate transactions in foreign denominated securities and to manage the Funds' currency exposure. Forward foreign currency exchange contracts are valued at the mean between the bid and the offered forward rates as last quoted by a recognized dealer. The aggregate principal amounts of the contracts are not recorded in the Funds' financial statements. Such amounts appear under the caption forward foreign currency contracts in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (or liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains or losses on foreign currency related transactions. The Funds' risks in using these contracts include changes in the value of foreign currency or the possibility that the counterparties do not perform under the contracts' terms. When a Fund enters into a forward foreign currency exchange contract, it is required to segregate cash or liquid securities with its custodian in an amount equal to the value of the Fund's total assets committed to the consummation of the forward contract. If the value of the segregated securities declines, additional cash or securities are segregated so that the value of the account will equal the amount of the Fund's commitment with respect to the contract.

INVESTMENTS IN FOREIGN MARKETS Investments in foreign markets may involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates of inflation, restrictions on repatriation of income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, tariffs and taxes, subject to delays in settlements, and their prices may be more volatile.

Notes to Financial Statements                                 September 30, 2004
--------------------------------------------------------------------------------


The Funds may be subject to capital gains and repatriation taxes imposed by certain countries in which they invest. Such taxes are generally based upon income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as income and/or capital gains are earned.

INCOME TAXES The Funds intend to comply with all sections of the Internal Revenue Code applicable to regulated investment companies including the distribution of substantially all of their taxable net investment income and net realized capital gains to their shareholders. Therefore, no provision for federal income tax has been made. Each Fund is treated as a separate taxpayer for federal income tax purposes.



At September 30, 2004, information on the tax components of capital is as follows:

                                                                                                        Net Tax Unrealized
                                              Cost of               Gross Tax            Gross Tax         Appreciation/
                                           Investments for         Unrealized           Unrealized        (Depreciation)
                                            Tax Purposes          Appreciation         Depreciation       on Investments
--------------------------------------------------------------------------------------------------------------------------
U.S. Equity Fund                            $376,150,490           $36,911,776        $(19,881,910)         $17,029,866
S&P 500 Index Fund                            87,562,558            11,265,441          (6,947,855)           4,317,586
Value Equity Fund                            127,719,014            15,492,672          (5,275,034)          10,217,638
Small-Cap Value Equity Fund                  224,738,841            17,204,310          (8,631,042)           8,573,268
International Equity Fund                    577,581,290            85,977,100         (15,517,710)          70,459,390
Premier Growth Equity Fund                   458,752,825            27,358,375         (24,554,904)           2,803,471
Strategic Investment Fund                    123,180,334             6,785,077          (3,227,973)           3,557,104
Income Fund                                  288,513,840             2,593,383          (2,012,300)             581,083
Money Market Fund                             63,921,468                   --                   --                   --


                                               Net Tax
                                            Appreciation/         Undistributed        Undistributed
                                         (Depreciation) on      Ordinary Income/     Long-Term Gains/      Post October
                                       Derivatives, Currency      (Accumulated         (Accumulated           Losses
                                        and Other Net Assets     Ordinary Loss)        Capital Loss)    (see Detail Below)
--------------------------------------------------------------------------------------------------------------------------
U.S. Equity Fund                            $       --             $2,937,064         $(31,526,592)       $        --
S&P 500 Index Fund                                  --                978,279          (21,437,846)                --
Value Equity Fund                                   --              1,334,102          (13,726,816)                --
Small-Cap Value Equity Fund                         --             10,164,641            2,286,241                 --
International Equity Fund                      (13,369)             7,387,016         (129,209,405)           (25,020)
Premier Growth Equity Fund                          --              1,236,233          (24,038,306)                --
Strategic Investment Fund                        1,360              1,757,242            1,018,432               (506)
Income Fund                                     16,475              2,411,908            2,741,755                 --
Money Market Fund                                   --                     38                 (205)               (64)


Notes to Financial Statements                                 September 30, 2004
--------------------------------------------------------------------------------


As of September 30, 2004, the following Funds have capital loss carryovers as indicated below. The capital loss carryover is available to offset future realized capital gains to the extent provided in the Internal Revenue Code and regulations thereunder. To the extent that these carryover losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders because they would be taxable as ordinary income. During the year ended September 30, 2004, Value Equity Fund, Strategic Investment Fund and Money Market Fund utilized capital loss carryovers in the amounts of $100,887; $58,822 and $64, respectively.



Fund                                   Amount            Expires
-----------------------------------------------------------------
U.S. Equity Fund                  $  9,267,908           09/30/10
                                    17,088,947           09/30/11
                                     5,169,737           09/30/12

S&P 500 Index Fund                  10,134,125           09/30/10
                                     6,423,606           09/30/11
                                     4,880,115           09/30/12

Value Equity Fund                      300,786           09/30/09
                                     7,672,281           09/30/10
                                     5,753,749           09/30/11

International Equity Fund              831,308           09/30/09
                                    35,780,923           09/30/10
                                    62,815,876           09/30/11
                                    29,781,298           09/30/12

Premier Growth Equity Fund           4,694,592           09/30/10
                                    16,625,768           09/30/11
                                     2,717,946           09/30/12

Money Market Fund                            7           09/30/09
                                             3           09/30/10
                                           195           09/30/11



Any net capital and currency losses incurred after October 31, within each Fund's tax year, are deemed to arise on the first day of the Fund's next tax year if the Fund so elects to defer such losses. The Funds elected to defer losses incurred after October 31, 2003 as follows:

Fund                                Capital           Currency
----------------------------------------------------------------

U.S. Equity Fund                     $ --              $     --

S&P 500 Index Fund                     --                    --

Value Equity Fund                      --                    --

Small-Cap Value Equity Fund            --                    --

International Equity Fund              --                25,020

Premier Growth Equity Fund             --                    --

Strategic Investment Fund              --                   506

Income Fund                            --                    --

Money Market Fund                      64                    --

Notes to Financial Statements                                 September 30, 2004
--------------------------------------------------------------------------------


The tax composition of distributions paid during the years ended September 30, 2004 and September 30, 2003 were as follows:



                                              Year ended September 30, 2004                Year ended September 30, 2003
                                         ---------------------------------------     -----------------------------------------
                                           Ordinary               Long-Term             Ordinary                  Long-Term
                                            Income              Capital Gains            Income                 Capital Gains
------------------------------------------------------------------------------------------------------------------------------
U.S. Equity Fund                          $3,478,792             $       --           $ 2,546,122                 $     --
S&P 500 Index Fund                         1,417,623                     --               903,178                       --
Value Equity Fund                          1,909,228                     --             1,587,755                       --
Small-Cap Value Equity Fund                  914,996                     --                98,336                  528,494
International Equity Fund                  5,394,966                     --             4,615,522                       --
Premier Growth Equity Fund                 1,076,367                     --               443,537                       --
Strategic Investment Fund                    838,685                     --               697,753                       --
Income Fund                               10,441,275              1,571,208            12,006,049                  367,732
Money Market Fund                            710,017                     --             1,289,454                       --


DISTRIBUTIONS TO SHAREHOLDERS The Income Fund and Money Market Fund declare investment income dividends daily and pay them monthly. All other Funds declare and pay dividends from net investment income annually. All Funds declare and pay distributions annually of net realized capital gains in excess of capital loss carryforwards. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include (but are not limited to) swaps, treatment of realized and unrealized gains and losses on forward foreign currency exchange contracts, paydown gains and losses on mortgage-backed securities, and losses deferred due to wash sale transactions. Reclassifications are made to the Funds' capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. These reclassifications have no impact on net investment income, realized gains or losses, or net asset value of the Funds. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments.

INVESTMENT INCOME Corporate actions (including cash dividends) are recorded on ex-dividend date, net of applicable withholding taxes, except for certain foreign corporate actions which are recorded as soon after ex-dividend date as such information becomes available. Interest income is recorded on the accrual basis.

All discounts and premiums on taxable bonds are accreted to call or maturity date, whichever is shorter, using the effective yield method.

EXPENSES The Funds pay a "unitary fee" equivalent to the Funds' advisory and administration fee. This fee includes any normal operating expenses payable by the Funds, except for fees paid to the Trust's independent Trustees, distribution and shareholder servicing fees, brokerage fees and fees that are not normal operating expenses of the Funds (such as extraordinary expenses, interest and taxes).

CONTRIBUTION OF CAPITAL During the course of the year, the Funds had received a contribution of capital for the reimbursment of certain trading cost and other expenses incurred by the Funds.


3.  LINE OF CREDIT

Effective December 17, 2003, and expiring December 15, 2004, the Trust (excluding the S&P 500 Index Fund) shares a revolving credit facility of up to $50 million with a number of its affiliates. The credit facility is with its custodian bank, State Street Bank and Trust Company. The revolving credit facility requires the payment of a commitment fee equal to 0.09% per annum on the daily unused portion of the credit facility, payable quarterly. The portion borne by the Funds generally is borne proportionally based upon net assets. Generally,

Notes to Financial Statements                                 September 30, 2004
--------------------------------------------------------------------------------


borrowings under the credit facility would accrue interest at the Federal Funds Rate plus 50 basis points and would be borne by the borrowing Fund. The maximum borrowing allowed by any one Fund is the lesser of its prospectus limitation, 20% of its net assets, or $50 million. The credit facility was not utilized by the Trust during the year ended September 30, 2004. The S&P 500 Index Fund is currently not covered under a revolving credit facility.

4.  FEES AND COMPENSATION PAID TO AFFILIATES

Advisory and Administration Fees Compensation of GEAM, a wholly-owned subsidiary of General Electric Company, for investment advisory and administrative services is paid monthly based on the average daily net assets of each Fund. The advisory and administrative fee is stated in the following schedule:



                                      Average Daily             Advisory and
                                   Net Assets of Fund       Administration Fees*
--------------------------------------------------------------------------------
U.S. Equity Fund                    First $25 million               .55%
Value Equity Fund                    Next $25 million               .45%
Premier Growth Equity Fund           Over $50 million               .35%
--------------------------------------------------------------------------------
S&P 500 Index Fund                         All Assets               .15%
--------------------------------------------------------------------------------
Small-Cap Value Equity Fund         First $25 million               .70%
                                     Next $25 million               .65%
                                     Over $50 million               .60%
--------------------------------------------------------------------------------
International Equity Fund           First $25 million               .75%
                                     Next $50 million               .65%
                                     Over $75 million               .55%
--------------------------------------------------------------------------------
Strategic Investment Fund           First $25 million               .45%
                                     Next $25 million               .40%
                                     Over $50 million               .35%
--------------------------------------------------------------------------------
Income Fund                        First $25 million                .35%
                                    Next $25 million                .30%
                                    Next $50 million                .25%
                                   Over $100 million                .20%
--------------------------------------------------------------------------------
Money Market Fund                   First $25 million               .25%
                                     Next $25 million               .20%
                                     Next $50 million               .15%
                                    Over $100 million               .10%


* From time to time, GEAM may waive or reimburse advisory or administrative fees paid by a Fund.



DISTRIBUTION AND SHAREHOLDER SERVICING FEES The Funds have adopted a Shareholder Servicing and Distribution Plan ("the Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to each Fund. Each Fund pays GE Investment Distributors, Inc. ("GEID"), a wholly-owned subsidiary of GE Financial Assurance Holdings, Inc. (an indirect wholly-owned subsidiary of General Electric Company) and the Funds' principal underwriter, a monthly fee for distribution and/or shareholder services provided, at an annual rate of the average daily net assets attributable to each applicable class of shares. The annual rate applicable is 0.25% for Service Class shares. Currently, Investment Class shares are not subject to a 12b-1 fee.

Notes to Financial Statements                                 September 30, 2004
--------------------------------------------------------------------------------


TRUSTEE COMPENSATION The Funds pay no compensation to their Trustees who are officers or employees of GEAM or its affiliates. Trustees who are not such officers or employees also serve in a similar capacity for other Funds advised by GEAM. Compensation paid to unaffiliated Trustees is reflected on the Statement of Operations. These fees are allocated pro rata across funds and share classes served by the Trustees and are based upon the relative net assets of each Fund.

SECURITIES LENDING PROGRAM GEAM administers the security lending program for the Income Fund. The security lending fee is based on the number and duration of the lending transactions. State Street Global Securities Lending acts as the lending agent for all other funds participating in the securities lending program. For the period ended September 30, 2004, the Income Fund paid $172,389 to GEAM.


5.  SUB-ADVISORY FEES

Pursuant to investment sub-advisory agreements with GEAM, effective May 1, 2001, SSgA Funds Management, Inc., ("SSgA"), is the Sub-Adviser to the S&P 500 Index Fund (prior thereto a division of SSgA's parent company served as the sub-adviser to that Fund) and Palisade Capital Management, LLC ("Palisade") is the Sub-Adviser to the Small-Cap Value Equity Fund.

SSgA and Palisade are responsible for the day-to-day portfolio management of the assets of their respective Funds, including the responsibility for making decisions to buy, sell or hold a particular security, under the general supervision of GEAM and the Board of Trustees.

For their services, GEAM pays SSgA and Palisade monthly sub-advisory fees which are calculated as a percentage of the average daily net assets of the respective Funds.


6.  INVESTMENT TRANSACTIONS

PURCHASES AND SALES OF SECURITIES The cost of purchases and the proceeds from sales of investments, other than short-term securities and options, for the period ended September 30, 2004, were as follows:

                                        Purchases                      Sales
-------------------------------------------------------------------------------

U.S. Equity Fund                      $ 115,730,555               $ 102,667,315

S&P 500 Index Fund                       11,035,669                  10,734,014

Value Equity Fund                        62,974,553                  70,413,572

Small-Cap Value Equity Fund             237,664,977                 155,973,536

International Equity Fund               226,897,131                 141,401,426

Premier Growth Equity Fund              258,823,135                  62,179,444

Strategic Investment Fund               184,106,298                 138,461,051

Income Fund                             927,680,415                 901,823,921



OPTIONS During the period ended September 30, 2004, the following option contracts were written:

                                                     Income Fund
                                      -----------------------------------------
                                      Number of Contracts            Premium
-------------------------------------------------------------------------------
Balance as of September 30, 2003               --                   $      --

Written                                       802                     235,974
Closed and Expired                           (634)                   (195,874)
-------------------------------------------------------------------------------
Balance as of September 30, 2004              168                   $  40,100
-------------------------------------------------------------------------------

SWAP AGREEMENTS There were no open swap transactions held by the Funds as of September 30, 2004.

Notes to Financial Statements                                 September 30, 2004
--------------------------------------------------------------------------------


SECURITY LENDING At September 30, 2004, the following Funds participated in securities lending:

                                      Loaned securities
                                  including accrued interest)       Collateral
--------------------------------------------------------------------------------

U.S. Equity Fund                           19,498,101               19,946,779

Value Equity Fund                           4,679,885                4,786,169

Small-Cap Value Equity Fund                31,251,387               32,091,295*

International Equity Fund                 131,033,112              137,783,007

Premier Growth Equity Fund                 16,808,798               17,230,526

Strategic Investment Fund                   6,314,583                6,573,595

Income Fund                                29,039,832               29,692,820



* Included in this amount is $46,863 in U.S. Treasury Securities received as collateral and not recorded on the Fund's Statement of Assets and Liabilities in accordance with FAS 140.


7.   BENEFICIAL INTEREST

The number of shareholders each owning 5% or more of a Fund are listed below. The total percentage of a Fund held by such shareholders as well as the percentage of a Fund held by certain direct and indirect wholly-owned subsidiaries of General Electric Company and their respective investment plans ("GE Affiliates") at September 30, 2004 are:

                                                       5% or Greater Shareholders
                                                 ----------------------------------------
                                                                                 % of                   % of Fund Held
                                                   Number                      Fund Held              by GE Affiliates**
-------------------------------------------------------------------------------------------------------------------------
US Equity Fund                                       3                              59%                        38%

S&P 500 Index Fund                                   1                              87%                         0%

Value Equity Fund                                    7                              86%                         0%

Small-Cap Value Equity Fund                          2                              92%                        92%

International Equity Fund                            4                              78%                        55%

Premier Growth Equity Fund                           4                              54%                         0%

Strategic Investment Fund                            4                              94%                        75%

Income Fund                                          4                              76%                        27%

Money Market Fund                                    4                              99%                        91%


Investment activities of these shareholders could have a material impact on these Funds.

** Included in the 5% or Greater Shareholders percentage.

Report of Independent Registered Public Accounting Firm
--------------------------------------------------------------------------------

The Shareholders and Board of Trustees
GE Institutional Funds

We have audited the accompanying statements of assets and liabilities of the U.S. Equity Fund, S&P 500 Index Fund, Value Equity Fund, Small-Cap Value Equity Fund, International Equity Fund, Premier Growth Equity Fund, Strategic Investment Fund, Income Fund, and Money Market Fund, each a series of GE Institutional Funds, including the schedules of investments, as of September 30, 2004, and the related statements of operations, changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statements of changes in net assets for the year ended September 30, 2003 and the financial highlights for each of the years in the four-years or periods then ended were audited by other auditors whose report thereon, dated November 21, 2003, expressed an unqualified opinion on those financial statements and financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2004 by correspondence with the custodian and brokers, or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the U.S. Equity Fund, S&P 500 Index Fund, Value Equity Fund, Small-Cap Value Equity Fund, International Equity Fund, Premier Growth Equity Fund, Strategic Investment Fund, Income Fund, and Money Market Fund, as of September 30, 2004, and the results of their operations, changes in their net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

/S/KPMG LP

Boston, Massachusetts
November 12, 2004

Tax Information                                                      (unaudited)
--------------------------------------------------------------------------------

The following Funds intend to make an election under Internal Revenue Code
Section 853. The election will allow shareholders to treat their attributable share of foreign taxes paid by the Funds to be paid by them directly. For the fiscal year ended September 30, 2004, the total amount of income received by the Funds from sources within foreign countries and possessions of the United States and the total amount of taxes paid by the Funds follows:


                                Total Foreign           Total Foreign
                                Source Income             Taxes Paid
--------------------------------------------------------------------------------
International Equity Fund        $11,480,886               $1,347,512

During the year ended September 30, 2004, the following GE Institutional Funds paid to shareholders of record on December 15, 2003 the following long-term capital gain dividends reported on Form 1099-DIV for 2003.


Fund                               Per Share Amount
--------------------------------------------------------------------------------
Income Fund                            $.06967

For corporate shareholders, the following represent the amounts that may be eligible for the dividends received deduction:

Fund Name                                                          DRD
--------------------------------------------------------------------------------
U.S. Equity Fund                                                 100.00%
S&P 500 Index Fund                                               100.00%
Value Equity Fund                                                100.00%
Small-Cap Value Equity Fund                                        7.38%
Premier Growth Equity Fund                                       100.00%
Strategic Investment Fund                                         26.02%

Please consult a tax adviser if you have any questions about Federal or State income tax laws or on how to prepare your tax returns. If you have specific questions about your Fund account, please consult your investment representative or call 1-800-242-0134.


CHANGE IN AUDITORS (UNAUDITED)
PricewaterhouseCoopers ("PwC") served as independent auditors for Trust. On April 12, 2004, PwC resigned as auditors and the Trust's Board selected KPMG LLP ("KPMG") as independent auditors for the Trust for the fiscal year ended September 30, 2004 upon the recommendation of the Trust's Audit Committee. During the two most recent fiscal years and through April 12, 2004, there was no disagreement with PwC on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which disagreements if not resolved to PwC's satisfaction would have caused them to make reference in connection with their opinion to the subject matter of the disagreement. The audit report of PwC on the financial statements of the Trust as of and for the year ended September 30, 2003 did not contain any adverse opinion or disclaimer of opinion, nor was it qualified or modified as to uncertainty, audit scope, or accounting principles.

Additional Information                                               (unaudited)
--------------------------------------------------------------------------------

INFORMATION ABOUT DIRECTORS AND EXECUTIVE OFFICERS:

The business and affairs of the Company are managed under the direction of the Company's Board of Directors. Information pertaining to the Directors and officers of the Company is set forth below.



INTERESTED TRUSTEES AND EXECUTIVE OFFICERS


--------------------------------------------------------------------------------
MICHAEL J. COSGROVE
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM  3001 Summer St. Stamford, CT  06905

AGE    55

POSITION(S) HELD WITH FUND    Chairman of the Board and President

TERM OF OFFICE AND LENGTH OF TIME SERVED   Until successor is elected and
qualified - 8 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Executive Vice President - Chief Commercial Officer of GEAM (formerly President, GE Asset Management Services division ("GEAMS") of GE Financial Assurance Holdings, Inc., an indirect wholly-owned subsidiary of General Electric Company ("GE")) since February 1997; Vice President, GE Capital Corporation, an indirect wholly-owned subsidiary of GE, since December 1999; Executive Vice President - Sales and Marketing of GEAM, a wholly-owned subsidiary of GE that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, since March 1993; Director of GEAM since 1988.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE    49

OTHER DIRECTORSHIPS HELD BY TRUSTEE Chairman of the Board and Chief Executive Officer of GE Retirement Services, Inc., since 1998; Chairman of the Board and President of GE Funds since 1993 and GE LifeStyle Funds and GE Investments Funds, Inc. since 1997; Trustee of Elfun Funds, GE Savings & Security Funds and General Electric Pension Trust since 1988; Trustee of Fordham University since 2003 and Marymount College from 1994 through 2002.


--------------------------------------------------------------------------------
ALAN M. LEWIS
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM  3001 Summer St. Stamford, CT  06905

AGE    58

POSITION(S) HELD WITH FUND    Trustee and Executive Vice President

TERM OF OFFICE AND LENGTH OF TIME SERVED   Until successor is elected and
qualified - 8 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS    Executive Vice President, General
Counsel and Secretary of GEAM since 1987

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE     49

OTHER DIRECTORSHIPS HELD BY TRUSTEE   Trustee and Executive Vice President of
GE Funds and GE LifeStyle Funds since 1997. Director of GE Investments
Funds, Inc. since 2001; Trustee of Elfun Funds, GE Savings & Security Funds and General Electric Pension Trust since 1987.

Additional Information                                               (unaudited)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
ROBERT HERLIHY
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM  3001 Summer St. Stamford, CT  06905

AGE    37

POSITION(S) HELD WITH FUND    Treasurer

TERM OF OFFICE AND LENGTH OF TIME SERVED   Until successor is elected and
qualified - 3 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Manager of Mutual Fund Operations at GEAM since March 2002; from August 1999 to March 2002, Mr. Herlihy was a manager in the Investment Company Services Group of PricewaterhouseCoopers LLP, New York; from September 1998 to August 1999 a Supervisor in the Investment Company Group at McGladrey & Pullen LLP (Acquired by PricewaterhouseCoopers LLP in August 1999); from June 1996 to September 1998 a Manager of Audit Services at Condon O'Meara McGinty & Donnelly LLP. Treasurer of GE Funds, GE Lifestyle Funds, GE Investment Funds Inc., Elfun Funds, and GE Savings & Security Funds since September 2002.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE    N/A

OTHER DIRECTORSHIPS HELD BY TRUSTEE    N/A


--------------------------------------------------------------------------------
MATTHEW J. SIMPSON
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM  3001 Summer St. Stamford, CT  06905

AGE    43

POSITION(S) HELD WITH FUND    Vice President and Secretary

TERM OF OFFICE AND LENGTH OF TIME SERVED   Until successor is elected and
qualified - Vice President - one year; Secretary - 8 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Senior Vice President and General Counsel - Marketing and Client Services (formerly Asset Management Services) at GEAM and Senior Vice President and General Counsel of GEAMS since February 1997; from October 1992 to February 1997, Vice President and Associate General Counsel of GEAM; Secretary of GE Funds since 1993 and Vice President since September 2003; Secretary of GE LifeStyle Funds and GE Investments Funds, Inc. since 1997 and Vice President since September 2003; Assistant Secretary of Elfun Funds and GE Savings & Security Funds since 1998 and Vice President since October 2003.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE   N/A

OTHER DIRECTORSHIPS HELD BY TRUSTEE    N/A


--------------------------------------------------------------------------------
JEANNE M. LAPORTA
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM  3001 Summer St. Stamford, CT  06905

AGE   39

POSITION(S) HELD WITH FUND    Vice President and Assistant Secretary

TERM OF OFFICE AND LENGTH OF TIME SERVED   Until successor is elected and
qualified - one year

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Vice President and Associate General Counsel - Marketing and Client Services (formerly Asset Management Services) at GEAM since May 1997, Vice President and Assistant Secretary of GE Funds, GE LifeStyle Funds and GE Investments Funds, Inc. since September 2003; Vice President and Assistant Secretary of Elfun Funds and GE Savings & Security Funds since October 2003.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE   N/A

OTHER DIRECTORSHIPS HELD BY TRUSTEE    N/A


96

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Additional Information                                               (unaudited)
--------------------------------------------------------------------------------

NON-INTERESTED TRUSTEES

--------------------------------------------------------------------------------
JOHN R. COSTANTINO
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT  06905

AGE   58

POSITION(S) HELD WITH FUND    Trustee

TERM OF OFFICE AND LENGTH OF TIME SERVED   Until successor is elected and
qualified - 8 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS   Managing Director, Walden
Partners, Ltd., consultants and investors, since August 1992.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE    41

OTHER DIRECTORSHIPS HELD BY TRUSTEE Trustee of GE Funds since 1993 and GE LifeStyle Funds since 1997; Director of GE Investments Funds, Inc. since 1997; Trustee of Fordham University since 2002 and Marymount College from 2001 through 2002; Neuroscience Research Institute since 1986; Diocesan Finance Counsel of the Dioceses of Brooklyn &Queens since 2001; Gregorian University Foundation since 1994.


--------------------------------------------------------------------------------
WILLIAM J. LUCAS
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM  3001 Summer St. Stamford, CT  06905

AGE   57

POSITION(S) HELD WITH FUND    Trustee

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 8 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS   Vice President and Treasurer of
Fairfield University since 1983.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE   43

OTHER DIRECTORSHIPS HELD BY TRUSTEE   Trustee of GE Funds since 1993 and GE
LifeStyle Funds since 1997; Director of GE Investments Funds, Inc. since 1997.


--------------------------------------------------------------------------------
ROBERT P. QUINN
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM  3001 Summer St. Stamford, CT  06905

AGE   69

POSITION(S) HELD WITH FUND    Trustee

TERM OF OFFICE AND LENGTH OF TIME SERVED   Until successor is elected and
qualified - 8 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS   Retired since 1983 from Salomon
Brothers Inc.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE   43

OTHER DIRECTORSHIPS HELD BY TRUSTEE GP Financial Corp, holding company; The Greenpoint Savings Bank, a financial institution. Trustee of GE Funds since 1993 and GE LifeStyle Funds since 1997; Director of GE Investments Funds, Inc. since 1997.



--------------------------------------------------------------------------------
PROXY VOTING POLICIES AND PROCEDURES
You may request without charge a description of the Trust's policies and procedures for voting proxies related to the Funds' portfolio securities by calling 1-800-242-0134. You may also view a description of those policies and procedures on the Funds' website at http://www.geassetmanagement.com or on the SEC's website at http://www.sec.gov.

Investment Team
--------------------------------------------------------------------------------


INVESTMENT ADVISER AND ADMINISTRATOR
GE Asset Management Incorporated


TRUSTEES
Michael J. Cosgrove
John R. Costantino
Alan M. Lewis
William J. Lucas
Robert P. Quinn


SECRETARY
Matthew J. Simpson


TREASURER
Robert Herlihy


ASSISTANT TREASURER
Christopher M. Isaacs


DISTRIBUTOR
GE Investment Distributors, Inc
Member NASD and SIPC


CUSTODIAN
State Street Bank & Trust Company


OFFICERS OF THE INVESTMENT ADVISER
John H. Myers, CHIEF EXECUTIVE OFFICER
David Carlson, EVP, DOMESTIC EQUITIES
Michael J. Cosgrove, EVP, CHIEF COMMERCIAL OFFICER
John J. Walker, EVP, CHIEF FINANCIAL OFFICER
Ralph R. Layman, EVP, INTERNATIONAL EQUITIES
Alan M. Lewis, EVP, GENERAL COUNSEL AND SECRETARY
Robert A. MacDougall, EVP, FIXED INCOME
Don W. Torey, EVP, ALTERNATIVE INVESTMENTS AND REAL ESTATE
Kathryn Karlic, EVP, FIXED INCOME


98
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ITEM 2. CODE OF ETHICS.

Please refer to the Code of Ethics included in the following link:

www.ge.com/files/usa/en/commitment/social/integrity/downloads/english.pdf


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that both John R. Costantino and William J. Lucas are designated as audit committee financial experts for the Funds; and further that it is the finding of the Boards that Messrs. Costantino and Lucas, the audit committee financial experts, qualify as being 'independent' pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)	AUDIT FEES.  The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements, or services that are normally provide by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods were $133,300 in 2003 and $114,500 in 2004.

(b)	AUDIT RELATED FEES.  There were no fees billed by the Auditor for assurance and related services that were related to the performance of the audit for the Registrant during the Reporting Periods.

(c)	TAX FEES.  There were no fees billed for professional services rendered by the Auditor for tax compliance, tax advice or tax planning for the Registrant during the Reporting Periods.

(d)	ALL OTHER FEES.   There were no fees billed for products and services
provided by the Auditor, other than the services reported in paragraphs
(a) through (c) of this Item for the Registrant during the Reporting Periods.

(e)	(1)  AUDIT COMMITTEE PRE-APPROVAL POLICIES AND PROCEDURES.

The Audit Committee of the GE Institutional Funds (the "Funds") Board of Trustees is responsible, among other things, for the appointment, compensation and oversight of the work of the Fund's independent accountants/auditors (the "Auditor"). As part of this responsibility and to ensure that the Auditor's independence is not impaired, the Audit Committee
(1) pre-approves the audit and non-audit services provided to the Funds by the Auditor, and (2) all non-audit services provided to the Funds' investment adviser and covered affiliates (as defined in the Audit Committee Charter) that provide ongoing services to the Funds if the services directly impact the Funds' operations or financial reporting, in accordance with the Audit Committee Charter. Following are excerpts from the Audit Committee Charter that sets forth the pre-approval policies and procedures:

1.	Selection and Pre-Approval of Auditor and Approval of Fees.
(i)	The Audit Committee shall pre-approve the selection of the Auditor and shall recommend for ratification the selection, retention or termination of the Auditor by the full Board, including the independent Trustees/Directors, and, in connection therewith, shall evaluate the independence of the Auditor, including: (i) an evaluation of whether the Auditor provides any consulting services to the Fund's investment adviser and the extent to which the Auditor provides non-audit services to the Fund's investment adviser and certain other affiliated service providers as defined in Section 2(f) below, which services are not subject to the pre-approval requirements set forth in Section 4 below;
(ii) an evaluation of the extent to which the Auditor has any relationships with the Fund or its affiliated persons that are brought to the attention of the Audit Committee by the Auditor in accordance with applicable standards of the Independence Standards Board ("ISB"), because, in the Auditor's professional judgment, such relationships may reasonably be thought to bear on the Auditor's independence with respect to the Fund; and (iii) monitoring the Auditor's compliance with respect to the rotation requirements for the lead and coordinating partners having primary responsibility for the Fund's audits and any partner responsible for the reviewing the Fund's audits.
The Audit Committee shall review the Auditor's specific representations as to its independence.
(b)	The Audit Committee shall pre-approve and review the fees charged by the Auditor for audit and non-audit services to be provided to the Fund and certain affiliated service providers (as defined in Section 2(f) below) in accordance with the pre-approval requirements set forth in Section 4 below.
The Fund shall provide for appropriate funding, as determined by the Audit Committee, to compensate the Auditor for any authorized service provided to the Fund.
2.	Meetings with the Auditor.   The Audit Committee shall meet with the
Auditor, including private meetings, prior to the commencement of substantial work on the audit and following the conclusion of the audit, as well as such other times as the Audit Committee shall deem necessary or appropriate. The Auditor shall report directly to the Audit Committee. The Auditor shall report at least annually, concerning the following and other pertinent matters:
(a)	to review the arrangements for and scope of the annual audit and any special audits;
(b)	to provide the Auditor the opportunity to report to the Audit
Committee, on a timely basis, all critical accounting policies and practices to be used;
(c)	to discuss any matters of concern relating to the Fund's financial statements, including: (i) any adjustments to such statements recommended by the Auditor, or other results of said audit(s), and (ii) any alternative treatments of financial information within GAAP that have been discussed with Fund management, the ramifications of the use of such alternative disclosures and treatments, and the treatment preferred by the Auditor;
(d)	to provide the Auditor the opportunity to report to the Audit
Committee, on a timely basis, any material written communication between the Auditor and Fund management, such as any management letter or schedule of unadjusted differences;
(e)	to discuss the opinion the Auditor has rendered regarding the Fund's financial statements;
(f)	to report all non-audit services that do not require Audit Committee pre-approval and are provided to certain affiliated persons of the Fund, including: (1) the Fund's investment adviser or sub-advisers (but excluding any investment sub-adviser whose role is primarily portfolio management and is overseen by the investment adviser), (2) the Fund's principal underwriter, and (3) any entity controlling, controlled by, or under common control with the investment adviser or principal underwriter, that provides "ongoing" services to the Funds in accordance with the pre-approval requirements of paragraph (c)(7)(i) of Rule 2-01 of Regulation S-X (each, a "Covered Affiliate" and collectively, "Covered Affiliates");
(g)	to review, in accordance with current standards of ISB, all
relationships between the Auditor and the Fund or its affiliated persons that, in the Auditor's professional judgment, may reasonably be thought to bear on its independence, and to confirm, in light of such information, whether the Auditor believes, in its professional judgment, that it may properly serve as independent accountants/auditors with respect to the Fund;
(h)	to consider the Auditor's comments with respect to the Fund's financial policies, procedures and internal accounting controls and responses thereto by the Fund's officers and Fund management, as well as other personnel;
(i)	to investigate any improprieties or suspected improprieties in the operations of the Fund to the extent necessary or appropriate in light of any internal investigations by the Fund's officers and/or by officers or employees of the Fund management of such improprieties;
(j)	to receive periodic reports concerning regulatory changes and new accounting pronouncements that significantly affect the value of the Fund's assets and their financial reporting;
(k)	to report on the Fund's qualification under Subchapter M of the Internal
Revenue Code, amounts distributed and reported to shareholders for Federal tax purposes and the Fund's tax returns; and
(l)	to provide the Auditor the opportunity to report on any other matter that the Auditor deems necessary or appropriate to discuss with the Audit Committee.
	If the Auditor's report on the above-listed (and other pertinent) matters is not made in person to the Audit Committee within 60 days following the end of the Fund's fiscal year, the Auditor shall deliver a written report to the Audit Committee concerning these matters within such 60 day period.
3.	Change in Accounting Principles.  The Audit Committee shall consider the effect upon the Fund of any changes in accounting principles or practices proposed by the Auditor or the Fund's officers.
4.	Pre-Approval of Audit Related Services and Permissible Non-Audit
Services. The Audit Committee shall pre-approve both audit (including audit, review, and attest) services and permissible non-audit services provided to the Fund and, if the nature of the engagement relates directly to the operations and financial reporting of the Fund, permissible non-audit services provided to any Covered Affiliate.

The Audit Committee may determine to delegate the authority to grant pre-approvals to one or more Audit Committee members, each acting on behalf of the Audit Committee. In this event, the member of the Audit Committee so delegated shall report each delegated pre-approval to the Audit Committee at its next regularly scheduled meeting. The Audit Committee may also adopt and follow, in lieu of explicit pre-approval described above, written policies and procedures detailed as to the particular service, designed to safeguard the continued independence of the Auditor, consistent with the requirements of the Act and SEC regulations thereunder.

Notwithstanding the foregoing, the pre-approval requirement concerning permissible non-audit services provided to the Fund or any Covered Affiliate is waived if: (1) the aggregate amount of all such non-audit services provided constitutes no more than five percent (5%) of the total amount of revenues paid to the Auditor by the Fund and the Covered Affiliates during the fiscal year in which the services are provided that would have to be pre-approved by the Audit Committee, (2) the non-audit services were not recognized as non-audit services at the time of the engagement, and (3) such non-audit services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee or one or more designated members of the Audit Committee prior to the completion of the audit.

5.	Prohibited Activities of the Auditor.  The Audit Committee shall confirm with the Auditor that it is not performing contemporaneously (during the audit and professional engagement period) non-audit services for the Fund that the Audit Committee believes may taint the independence of the Auditor.
The Auditor will be responsible for informing the Audit Committee of whether it believes that a particular non-audit service is permissible or prohibited pursuant to applicable regulations and standards.

(2) PERCENTAGE OF SERVICES IN PARAGRAGHS (b) THROUGH (d) APPROVED BY AUDIT COMMITTEE. No fees were charged during 2003 or 2004 for audit related, tax or other services as indicated in sections (b) through (d) of this Item.

(f)	Not applicable.

(g)	NON-AUDIT FEES.  The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $114,428 in 2003 and $337,665 in 2004.

(h)	AUDITOR INDEPENDENCE. There were no non-audit services rendered to
Service Affiliates that were not pre-approved.


ITEM 5. Audit Committee of Listed Registrants

The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant's audit committee members are: John R. Costantino,
William J. Lucas and Robert P. Quinn.

ITEM 6. Schedule of Investments.

		Attached as part of ITEM 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Applicable only to Closed-End Management Investment Companies.

ITEM 8. Purchases of Equity Securities by Closed-End Management
	Investment Company and Affiliated Purchasers.

	 Applicable only to Closed-End Management Investment Companies.

ITEM 9. Submission of Matters to a Vote of Security Holders.

	 No material changes.

ITEM 10. CONTROLS AND PROCEDURES.

The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.



ITEM 11.  EXHIBITS.

(a)   Not applicable.

(b) Attached hereto as Exhibit 1 and Exhibit 2 are the Certifications of Michael J. Cosgrove and Robert Herlihy as principal executive officer and principal financial officer, respectively, as required by Rule 30a-2 under the Investment Company Act of 1940.


                                  SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

GENERAL ELECTRIC FUNDS

By:   /S/MICHAEL J. COSGROVE
      Michael J. Cosgrove
      Chairman, GE INSTITUTIONAL FUNDS

Date:  December 03, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:   /S/MICHAEL J. COSGROVE
      Michael J. Cosgrove
      Chairman, GE INSTITUTIONAL FUNDS

Date:  December 03, 2004

By:   /S/ROBERT HERLIHY
      Robert Herlihy
      TREASURER, GE INSTITUTIONAL FUNDS

Date:  December 03, 2004

 EXHIBIT INDEX

            (b)(1) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940.

            (b)(2) Certification of principal executive officer and principal financial officer as required by Section 906 of the Sarbanes-Oxley Act of 2002.